Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
May 31, 2024
STX-NPRT1-0724
1.9892983.105
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	25,649	863,089
AST SpaceMobile, Inc. Class A, (a)(b)	174,334	1,442,614
AT&T, Inc.	9,715,735	177,020,692
ATN International, Inc.	14,231	346,383
Bandwidth, Inc. Class A, (a)	29,353	590,876
Cogent Communications Group, Inc.	57,217	3,388,391
Consolidated Communications Holdings, Inc. (a)	100,184	440,810
Frontier Communications Parent, Inc. (a)	300,958	8,023,540
GCI Liberty, Inc. Class A (Escrow) (c)	87,181	1
Globalstar, Inc. (a)(b)	1,031,965	1,124,842
IDT Corp. Class B	26,661	1,080,570
Iridium Communications, Inc.	169,090	5,091,300
Liberty Global Ltd.:
Class A	147,332	2,456,024
Class C (b)	348,685	5,952,053
Liberty Latin America Ltd.:
Class A (a)	76,250	691,588
Class C (a)	151,089	1,370,377
Lumen Technologies, Inc. (a)(b)	1,370,256	1,767,630
Nextplat Corp. (a)	4,554	5,328
Shenandoah Telecommunications Co.	67,944	1,278,027
Verizon Communications, Inc.	5,713,850	235,124,928
		448,059,063
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	358,750	1,553,388
Atlanta Braves Holdings, Inc.:
Class A (b)	26,088	1,096,479
Class C,	40,589	1,622,342
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	11,814	3,510
Cinemark Holdings, Inc. (a)(b)	144,699	2,498,952
Cineverse Corp. (a)(b)	13,040	12,393
CuriosityStream, Inc. Class A	29,764	30,955
Dolphin Entertainment, Inc. (a)(b)	14,761	16,237
Electronic Arts, Inc.	330,303	43,890,663
Endeavor Group Holdings, Inc.	253,393	6,798,534
Eventbrite, Inc. (a)	114,007	567,755
Gaia, Inc. Class A (a)	21,686	101,707
Golden Matrix Group, Inc. (a)(b)	34,215	207,685
Kartoon Studios, Inc. (a)(b)	41,364	43,019
Liberty Media Corp. Liberty Formula One:
Class A	54,183	3,706,659
Class C	263,491	19,535,223
Liberty Media Corp. Liberty Live:
Class C	68,806	2,619,444
Series A	22,217	813,809
Lions Gate Entertainment Corp.:
Class A (a)(b)	130,983	1,088,469
Class B (a)	127,597	985,049
Live Nation Entertainment, Inc. (a)	192,883	18,080,852
LiveOne, Inc. (a)	107,345	177,119
Loop Media, Inc. (a)(b)	47,955	9,538
Madison Square Garden Entertainment Corp. Class A (a)	56,451	2,006,269
Madison Square Garden Sports Corp. (a)	22,732	4,197,464
Marcus Corp. (b)	32,760	348,894
Motorsport Games, Inc. Class A (a)	1,046	2,510
Moving Image Technologies, Inc. (a)	7,345	3,702
Netflix, Inc. (a)	588,103	377,338,647
Playstudios, Inc. Class A (a)	120,142	272,722
Playtika Holding Corp.	93,651	818,510
PodcastOne, Inc.	4,608	8,755
Reading International, Inc.:
Class A (a)	19,566	30,719
Class B (a)	411	5,549
Reservoir Media, Inc. (a)	46,504	373,892
Roblox Corp. (a)	671,489	22,575,460
Roku, Inc. Class A (a)	169,976	9,756,622
Skillz, Inc. (a)(b)	17,470	119,320
Snail, Inc. (a)	2,798	2,426
Sphere Entertainment Co. (a)(b)	36,370	1,327,505
Take-Two Interactive Software, Inc. (a)	215,563	34,567,683
The Walt Disney Co.	2,492,740	259,020,613
TKO Group Holdings, Inc.	81,525	8,891,932
Vivid Seats, Inc. Class A (a)	87,449	441,617
Warner Bros Discovery, Inc. (a)	3,018,059	24,868,806
Warner Music Group Corp. Class A	191,364	5,698,820
		858,138,218
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A	8,009,881	1,381,704,473
Class C	6,703,237	1,166,095,109
Angi, Inc. Class A, (a)	116,209	234,742
Bumble, Inc. (a)	133,571	1,562,781
BuzzFeed, Inc. (a)(b)	17,943	50,240
CarGurus, Inc. Class A (a)	117,384	2,841,867
Cars.com, Inc. (a)	82,972	1,678,524
DHI Group, Inc. (a)	51,594	106,800
EverQuote, Inc. Class A (a)	28,487	680,554
fuboTV, Inc. (a)(b)	391,853	489,816
Getty Images Holdings, Inc. (a)(b)	55,128	197,910
Grindr, Inc. (a)	26,230	249,185
IAC, Inc. (a)	95,144	4,737,220
Izea Worldwide, Inc. (a)	19,312	46,349
Match Group, Inc. (a)	369,390	11,314,416
MediaAlpha, Inc. Class A (a)	27,957	497,075
Meta Platforms, Inc. Class A	2,989,766	1,395,712,462
Nextdoor Holdings, Inc. Class A (a)	212,219	513,570
Onfolio Holdings, Inc. (a)(b)	2,887	3,262
Outbrain, Inc. (a)	42,769	196,310
Paltalk, Inc. (a)	8,618	31,370
Pinterest, Inc. Class A (a)	809,241	33,575,409
PSQ Holdings, Inc. Class A (a)(b)	19,411	65,221
QuinStreet, Inc. (a)	71,424	1,257,777
Rumble, Inc. (a)(b)	104,012	655,276
Shutterstock, Inc. (b)	31,951	1,298,169
Snap, Inc. Class A (a)	1,404,645	21,097,768
Society Pass, Inc. (a)(b)	1,282	2,410
Super League Enterprise, Inc. (a)(b)	2,595	3,140
System1, Inc. (a)	32,658	41,802
The Arena Group Holdings, Inc. (a)	24,534	23,307
Travelzoo, Inc. (a)	9,549	75,437
TripAdvisor, Inc. (a)	147,581	2,708,111
TrueCar, Inc. (a)	102,878	303,490
Vimeo, Inc. (a)	212,501	824,504
Yelp, Inc. (a)	93,756	3,466,159
Zedge, Inc. (a)	15,805	43,306
Ziff Davis, Inc. (a)	62,983	3,628,451
ZipRecruiter, Inc. (a)	101,601	1,027,186
Zoominfo Technologies, Inc. (a)	403,604	4,956,257
		4,043,997,215
Media - 0.7%
AdTheorent Holding Co., Inc. Class A (a)	44,564	142,159
Advantage Solutions, Inc. Class A (a)(b)	132,948	457,341
Altice U.S.A., Inc. Class A (a)	311,421	772,324
AMC Networks, Inc. Class A (a)	40,748	706,570
Asset Entities, Inc. (a)(b)	3,953	2,059
Beasley Broadcast Group, Inc. Class A (a)	5,666	3,683
Boston Omaha Corp. (a)	27,192	397,275
Cable One, Inc. (b)	6,167	2,379,907
Cardlytics, Inc. (a)(b)	53,187	465,918
Cbdmd, Inc. (a)(b)	1,079	716
Charter Communications, Inc. Class A (a)	134,181	38,526,049
Clear Channel Outdoor Holdings, Inc. (a)	473,737	682,181
Collective Audience, Inc. (a)	6,940	2,915
Comcast Corp. Class A	5,383,874	215,516,476
comScore, Inc. (a)(b)	5,140	70,572
Creative Realities, Inc. (a)	5,304	17,291
Cumulus Media, Inc. (a)	21,983	51,220
DallasNews Corp.	5,654	21,938
Direct Digital Holdings, Inc. (a)	4,017	13,618
E.W. Scripps Co. Class A (a)	79,201	215,427
EchoStar Corp. Class A (a)	164,728	3,162,778
Emerald Holding, Inc. (a)	21,751	123,981
Entravision Communication Corp. Class A	85,008	183,617
Fluent, Inc. (a)	9,714	35,845
Fox Corp.:
Class A	355,040	12,224,027
Class B	146,279	4,672,151
Gannett Co., Inc. (a)	200,528	753,985
Gray Television, Inc.	108,780	678,787
Gray Television, Inc. Class A (b)	514	4,097
Harte-Hanks, Inc. (a)	7,563	55,437
iHeartMedia, Inc. (a)	138,434	128,135
Innovid Corp. (a)	128,262	282,176
Integral Ad Science Holding Corp. (a)	88,776	822,066
Interpublic Group of Companies, Inc.	519,737	16,304,150
John Wiley & Sons, Inc.:
Class A	57,919	2,111,148
Class B	632	22,815
Lee Enterprises, Inc. (a)	6,798	86,335
Lendway, Inc. (a)	1,383	7,399
Liberty Broadband Corp.:
Class A (a)	22,213	1,204,833
Class C (a)	156,071	8,441,880
Liberty Media Corp. Liberty SiriusXM:
Class A	102,191	2,322,801
Class C	200,962	4,553,799
Magnite, Inc. (a)	165,833	2,046,379
Marchex, Inc. Class B (a)	22,844	31,525
Mediaco Holding, Inc. Class A (a)	1,561	1,670
National CineMedia, Inc. (a)	131,281	728,610
News Corp.:
Class A	515,452	14,015,140
Class B (b)	156,729	4,369,605
Nexstar Media Group, Inc. Class A	43,833	7,262,690
Omnicom Group, Inc.	268,881	24,995,178
Paramount Global:
Class A (b)	43,477	898,670
Class B	602,558	7,176,466
PubMatic, Inc. Class A (a)	56,099	1,228,568
Saga Communications, Inc. Class A	6,684	118,708
Scholastic Corp.	35,536	1,289,246
Sinclair, Inc. Class A (b)	50,659	719,358
Sirius XM Holdings, Inc. (b)	887,969	2,504,073
SPAR Group, Inc. (a)	12,713	31,655
Stagwell, Inc. (a)	146,614	1,016,035
Stran & Co., Inc. (a)	13,640	15,550
TechTarget, Inc. (a)	34,974	1,056,914
TEGNA, Inc. (b)	268,414	4,002,053
The New York Times Co. Class A	222,587	11,396,454
The Trade Desk, Inc. (a)	606,547	56,275,431
Thryv Holdings, Inc. (a)	41,766	880,010
Townsquare Media, Inc.	17,151	188,833
Treasure Global, Inc. (a)	60	240
Urban One, Inc.:
Class A (a)	9,638	20,336
Class D (non-vtg.) (a)	23,198	38,973
WideOpenWest, Inc. (a)	64,835	326,120
		461,262,371
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	82,823	876,681
KORE Group Holdings, Inc. (a)	47,290	29,925
NII Holdings, Inc. (a)(c)	62,298	1
Spok Holdings, Inc.	27,218	413,986
SurgePays, Inc. (a)(b)	13,205	48,330
T-Mobile U.S., Inc.	709,199	124,081,457
Telephone & Data Systems, Inc.	135,178	2,688,690
U.S. Cellular Corp. (a)	19,082	1,058,288
		129,197,358
TOTAL COMMUNICATION SERVICES		5,940,654,225
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.2%
Adient PLC (a)	124,231	3,508,283
American Axle & Manufacturing Holdings, Inc. (a)	156,070	1,192,375
Aptiv PLC (a)	379,172	31,569,861
Autoliv, Inc.	99,888	12,742,712
BorgWarner, Inc.	311,901	11,122,390
Cooper-Standard Holding, Inc. (a)	23,094	304,841
Dana, Inc.	171,283	2,408,239
Dorman Products, Inc. (a)	38,865	3,574,414
Fox Factory Holding Corp. (a)	57,828	2,695,941
Garrett Motion, Inc. (a)	189,429	1,720,015
Gentex Corp.	316,427	11,074,945
Gentherm, Inc. (a)	44,865	2,420,018
Holley, Inc. (a)	68,690	263,770
LCI Industries	34,598	3,801,628
Lear Corp.	77,257	9,684,165
Luminar Technologies, Inc. Class A (a)(b)	388,025	636,361
Mobileye Global, Inc. Class A (a)(b)	104,787	2,688,834
Modine Manufacturing Co. (a)	71,014	7,166,733
Motorcar Parts of America, Inc. (a)	22,613	115,100
Patrick Industries, Inc.	28,365	3,250,629
Phinia, Inc.	63,657	2,849,287
QuantumScape Corp. Class A (a)(b)	472,791	2,794,195
Solid Power, Inc. (a)(b)	168,597	298,417
Standard Motor Products, Inc.	25,024	768,487
Stoneridge, Inc. (a)	36,982	586,904
Strattec Security Corp. (a)	5,063	140,751
Superior Industries International, Inc. (a)	28,808	101,692
Sypris Solutions, Inc. (a)(b)	11,199	17,022
The Goodyear Tire & Rubber Co. (a)	387,040	4,764,462
Visteon Corp. (a)	37,881	4,218,807
Worksport Ltd. (a)(b)	25,213	15,113
XPEL, Inc. (a)	28,478	1,082,164
		129,578,555
Automobiles - 1.2%
AYRO, Inc. (a)(b)	3,982	4,460
Canoo, Inc. (a)(b)	66,069	148,655
Envirotech Vehicles, Inc. (a)	17,976	28,941
Faraday Future Intelligent Electric, Inc. (a)(b)	55,521	32,391
Ford Motor Co.	5,304,990	64,349,529
General Motors Co.	1,568,586	70,570,684
Harley-Davidson, Inc.	172,521	6,190,053
Lucid Group, Inc. Class A (a)(b)	1,224,891	3,478,690
Mullen Automotive, Inc. (a)(b)	6,407	29,024
Phoenix Motor, Inc. (a)	3,548	2,858
Rivian Automotive, Inc. (a)(b)	918,265	10,027,454
Tesla, Inc. (a)	3,765,393	670,541,185
Thor Industries, Inc.	72,633	7,208,099
Winnebago Industries, Inc. (b)	39,669	2,461,461
Workhorse Group, Inc. (a)(b)	264,832	51,616
		835,125,100
Broadline Retail - 3.3%
1stDibs.com, Inc. (a)	33,414	180,101
Amazon.com, Inc. (a)	12,422,008	2,191,739,092
Big Lots, Inc. (a)(b)	37,086	129,059
ContextLogic, Inc. (a)(b)	27,519	150,254
Dillard's, Inc. Class A (b)	4,653	2,081,520
eBay, Inc.	705,494	38,251,885
Etsy, Inc. (a)	162,726	10,328,219
Groupon, Inc. (a)(b)	33,623	532,252
Kohl's Corp. (b)	150,415	3,367,792
Macy's, Inc. (b)	373,150	7,268,962
Nordstrom, Inc. (b)	133,033	2,940,029
Ollie's Bargain Outlet Holdings, Inc. (a)	83,991	6,923,378
Qurate Retail, Inc.:
Class B (a)	7,083	27,836
Series A (a)	426,675	303,622
Savers Value Village, Inc. (b)	30,302	410,895
		2,264,634,896
Distributors - 0.1%
Amcon Distributing Co.	229	32,060
Cheetah Net Supply Chain Service, Inc. (b)	4,253	3,288
Educational Development Corp. (a)	7,003	13,096
Genuine Parts Co.	190,469	27,454,202
Kaival Brands Innovations Group, Inc. (a)(b)	811	998
LKQ Corp.	363,060	15,622,472
Pool Corp.	52,500	19,086,375
Weyco Group, Inc.	9,692	296,284
		62,508,775
Diversified Consumer Services - 0.1%
2U, Inc. (a)	107,150	29,841
ADT, Inc.	364,538	2,591,865
Adtalem Global Education, Inc. (a)	53,505	3,445,187
Allurion Technologies, Inc. (b)	46,683	70,491
American Public Education, Inc. (a)	24,192	420,941
Amesite, Inc. (a)	1,732	6,391
Bright Horizons Family Solutions, Inc. (a)	78,712	8,274,205
Carriage Services, Inc.	18,701	502,870
Chegg, Inc. (a)	139,226	533,236
Coursera, Inc. (a)	140,695	1,069,282
Duolingo, Inc. (a)	48,656	9,312,758
European Wax Center, Inc. (a)(b)	47,072	532,855
Frontdoor, Inc. (a)	108,079	3,822,754
Graham Holdings Co.	4,923	3,704,213
Grand Canyon Education, Inc. (a)	40,301	5,741,280
H&R Block, Inc.	189,673	9,415,368
Laureate Education, Inc.	186,380	2,918,711
Lincoln Educational Services Corp. (a)	38,743	454,068
Mister Car Wash, Inc. (a)(b)	121,695	855,516
Nerdy, Inc. Class A (a)	92,161	157,595
OneSpaWorld Holdings Ltd. (a)	118,795	1,847,262
Perdoceo Education Corp.	88,799	1,997,978
Regis Corp. (a)(b)	2,202	9,425
Service Corp. International	200,639	14,377,791
Strategic Education, Inc.	29,458	3,341,126
Stride, Inc. (a)	54,367	3,732,838
The Beachbody Co., Inc. (a)(b)	3,499	30,616
Udemy, Inc. (a)	117,053	1,034,749
Universal Technical Institute, Inc. (a)	51,198	809,440
Wag! Group Co. (a)	11,445	17,969
WW International, Inc. (a)(b)	105,672	175,416
Xwell, Inc. (a)(b)	5,752	8,973
		81,243,010
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	76,307	756,202
Airbnb, Inc. Class A (a)	591,898	85,783,777
Allied Esports Entertainment, Inc. (a)	18,221	12,481
Aramark	356,704	11,468,034
Ark Restaurants Corp.	2,540	37,440
Bally's Corp. (a)(b)	39,270	477,131
Biglari Holdings, Inc.:
Class A (a)	82	79,540
Class B (a)	1,010	200,980
BJ's Restaurants, Inc. (a)	31,068	1,088,623
Bloomin' Brands, Inc.	118,802	2,589,884
Booking Holdings, Inc.	47,408	179,029,201
Bowlero Corp. Class A (b)	51,031	635,336
Boyd Gaming Corp.	94,185	5,021,944
Brinker International, Inc. (a)	60,254	4,255,740
BurgerFi International, Inc. (a)	15,389	5,274
Caesars Entertainment, Inc. (a)	292,695	10,408,234
Canterbury Park Holding Co.	3,347	74,839
Carnival Corp. (a)	1,368,921	20,643,329
Cava Group, Inc.	20,080	1,858,404
Century Casinos, Inc. (a)	34,986	93,413
Chipotle Mexican Grill, Inc. (a)	37,262	116,612,174
Choice Hotels International, Inc. (b)	33,469	3,788,356
Churchill Downs, Inc.	92,311	11,954,275
Chuy's Holdings, Inc. (a)	23,362	623,999
Cracker Barrel Old Country Store, Inc. (b)	30,414	1,483,595
Darden Restaurants, Inc.	162,228	24,397,469
Dave & Buster's Entertainment, Inc. (a)	43,433	2,218,992
Denny's Corp. (a)	72,926	532,360
Dine Brands Global, Inc.	20,908	824,821
Domino's Pizza, Inc.	47,338	24,075,160
Doordash, Inc. (a)	413,214	45,498,994
Draftkings Holdings, Inc. (a)	633,803	22,265,499
Dutch Bros, Inc. (a)	94,790	3,354,618
El Pollo Loco Holdings, Inc. (a)	36,762	392,618
Empire Resorts, Inc. (c)	2,596	0
Everi Holdings, Inc. (a)	114,527	828,030
Expedia Group, Inc. (a)	177,560	20,039,422
FAT Brands, Inc.:
Class A	166	978
Class B	6,852	36,795
First Watch Restaurant Group, Inc. (a)	32,333	636,313
Flanigans Enterprises, Inc. (b)	648	17,839
Full House Resorts, Inc. (a)	43,410	215,748
GAN Ltd. (a)	55,212	74,536
GEN Restaurant Group, Inc.	5,430	60,436
Global Business Travel Group, Inc. (a)(b)	63,989	388,413
Golden Entertainment, Inc.	28,774	870,989
Good Times Restaurants, Inc. (a)	10,762	26,582
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	12,666
Hilton Grand Vacations, Inc. (a)	97,275	4,020,376
Hilton Worldwide Holdings, Inc.	342,575	68,720,545
Hyatt Hotels Corp. Class A	59,983	8,845,693
Inspirato, Inc. (a)(b)	1,289	5,220
Inspired Entertainment, Inc. (a)	35,455	322,995
Jack in the Box, Inc. (b)	26,438	1,463,608
Krispy Kreme, Inc. (b)	113,452	1,186,708
Kura Sushi U.S.A., Inc. Class A (a)(b)	7,568	756,119
Las Vegas Sands Corp.	501,852	22,598,396
Life Time Group Holdings, Inc. (a)(b)	79,648	1,336,493
Light & Wonder, Inc. Class A (a)	122,441	11,690,667
Lindblad Expeditions Holdings (a)	51,830	401,164
Lottery.Com, Inc. (a)	3,176	5,749
Marriott International, Inc. Class A	335,220	77,492,807
Marriott Vacations Worldwide Corp.	45,091	4,070,365
McDonald's Corp.	985,545	255,147,745
MGM Resorts International (a)	370,723	14,891,943
Monarch Casino & Resort, Inc.	17,907	1,199,232
Mondee Holdings, Inc. Class A (a)(b)	52,819	114,089
Nathan's Famous, Inc.	3,898	276,329
Noodles & Co. Class A (a)	46,632	87,668
Norwegian Cruise Line Holdings Ltd. (a)	577,996	9,594,734
Papa John's International, Inc. (b)	44,349	2,060,455
Penn Entertainment, Inc. (a)	203,919	3,568,583
Planet Fitness, Inc. (a)	116,158	7,392,295
Playa Hotels & Resorts NV (a)	145,225	1,237,317
PlayAGS, Inc. (a)	54,005	623,758
Portillo's, Inc. Class A (a)	64,461	645,899
Potbelly Corp. (a)	33,394	298,876
Rave Restaurant Group, Inc. (a)	20,002	37,604
RCI Hospitality Holdings, Inc. (b)	12,197	545,694
Red Robin Gourmet Burgers, Inc. (a)(b)	21,134	171,185
Red Rock Resorts, Inc.	66,326	3,399,208
Royal Caribbean Cruises Ltd. (a)	320,628	47,350,343
Rush Street Interactive, Inc. (a)	88,513	792,191
Sabre Corp. (a)	520,358	1,628,721
Shake Shack, Inc. Class A (a)	51,150	4,853,624
Six Flags Entertainment Corp. (a)	98,600	2,509,370
Soho House & Co., Inc. Class A (a)(b)	52,324	267,899
Sonder Holdings, Inc. (a)(b)	12,022	42,197
Starbucks Corp.	1,538,214	123,395,527
Sweetgreen, Inc. Class A (a)	124,566	3,830,405
Target Hospitality Corp. (a)	37,388	424,728
Texas Roadhouse, Inc. Class A	90,766	15,672,565
The Cheesecake Factory, Inc. (b)	63,909	2,459,218
The ONE Group Hospitality, Inc. (a)	32,411	168,537
Travel+Leisure Co.	98,747	4,338,943
United Parks & Resorts, Inc. (a)	48,461	2,534,026
Vacasa, Inc. Class A (a)(b)	5,961	27,421
Vail Resorts, Inc.	51,603	9,738,518
Wendy's Co. (b)	227,906	3,976,960
Wingstop, Inc.	39,975	14,736,784
Wyndham Hotels & Resorts, Inc.	112,748	7,978,048
Wynn Resorts Ltd.	129,333	12,271,115
Xponential Fitness, Inc. (a)	31,858	288,633
Yoshiharu Global Co. (a)(b)	327	1,269
Yum! Brands, Inc.	381,440	52,421,299
		1,421,669,343
Household Durables - 0.5%
Aterian, Inc. (a)(b)	8,366	22,003
Bassett Furniture Industries, Inc.	12,070	181,171
Beazer Homes U.S.A., Inc. (a)	38,521	1,106,323
Cavco Industries, Inc. (a)	10,627	3,795,964
Century Communities, Inc.	38,613	3,259,323
Cricut, Inc.	65,872	410,383
D.R. Horton, Inc.	405,659	59,956,400
Dixie Group, Inc. (a)	13,394	12,848
Dream Finders Homes, Inc. (a)(b)	30,350	862,244
Emerson Radio Corp. (a)	6,994	3,833
Ethan Allen Interiors, Inc. (b)	30,850	898,044
Flexsteel Industries, Inc.	5,240	187,592
Garmin Ltd.	208,035	34,086,535
GoPro, Inc. Class A (a)	169,560	257,731
Green Brick Partners, Inc. (a)	33,951	1,853,725
Hamilton Beach Brands Holding Co. Class A	11,011	210,861
Helen of Troy Ltd. (a)	32,390	3,461,843
Hooker Furnishings Corp.	14,871	258,458
Hovnanian Enterprises, Inc. Class A (a)	6,471	930,400
Installed Building Products, Inc.	31,872	6,751,764
iRobot Corp. (a)(b)	37,468	360,067
KB Home	99,424	7,019,334
Koss Corp. (a)(b)	7,625	35,838
La-Z-Boy, Inc.	58,677	2,201,561
Landsea Homes Corp. Class A (a)	16,212	160,823
Legacy Housing Corp. (a)	9,978	231,789
Leggett & Platt, Inc.	183,893	2,133,159
Lennar Corp. Class A	351,295	56,330,153
LGI Homes, Inc. (a)	27,932	2,681,472
Lifetime Brands, Inc.	15,395	165,804
Live Ventures, Inc. (a)	1,636	40,998
Lovesac (a)	19,568	550,056
M/I Homes, Inc. (a)	37,909	4,735,592
Meritage Homes Corp.	49,458	8,721,918
Mohawk Industries, Inc. (a)	71,844	8,759,939
Nephros, Inc. (a)	14,106	30,751
Newell Brands, Inc.	521,165	4,023,394
Nova LifeStyle, Inc. (a)(b)	1,084	1,875
NVR, Inc. (a)	4,339	33,326,687
PulteGroup, Inc.	287,991	33,787,104
Purple Innovation, Inc. Class A	74,596	93,245
Singing Machine Co., Inc. (a)(b)	1,393	1,922
Skyline Champion Corp. (a)	73,273	5,100,534
Smith Douglas Homes Corp.	12,068	311,234
Snap One Holdings Corp. (a)	24,701	264,795
Sonos, Inc. (a)	169,109	2,671,922
Taylor Morrison Home Corp. (a)	145,388	8,407,788
Tempur Sealy International, Inc.	233,678	12,001,702
Toll Brothers, Inc.	141,413	17,201,477
TopBuild Corp. (a)	42,935	17,944,683
Traeger, Inc. (a)	95,417	247,130
TRI Pointe Homes, Inc. (a)	131,497	5,092,879
Tupperware Brands Corp. (a)(b)	56,247	97,870
United Homes Group, Inc. (a)(b)	7,649	42,452
Universal Electronics, Inc. (a)	16,675	190,429
Vizio Holding Corp. (a)	137,446	1,476,170
VOXX International Corp. (a)	16,890	62,324
Whirlpool Corp. (b)	74,505	6,931,200
Worthington Enterprises, Inc.	41,934	2,391,496
Yunhong CTI Ltd. (a)	6,353	7,560
ZAGG, Inc. rights (a)(c)	23,001	0
		364,344,571
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	41,117	2,709,610
American Outdoor Brands, Inc. (a)	17,256	140,809
AMMO, Inc. (a)	118,721	320,547
Brunswick Corp.	93,365	7,705,413
Clarus Corp.	38,552	269,864
Escalade, Inc.	12,991	179,016
Forza X1, Inc. (a)(b)	3,639	1,383
Funko, Inc. (a)(b)	48,753	440,727
Hasbro, Inc.	177,451	10,608,021
JAKKS Pacific, Inc. (a)	10,135	188,207
Johnson Outdoors, Inc. Class A (b)	8,974	326,564
Latham Group, Inc. (a)	52,123	201,195
Malibu Boats, Inc. Class A (a)	27,228	1,047,189
Marine Products Corp.	17,307	177,224
MasterCraft Boat Holdings, Inc. (a)(b)	20,440	431,284
Mattel, Inc. (a)	479,542	8,531,052
Peloton Interactive, Inc. Class A (a)(b)	474,763	1,728,137
Polaris, Inc.	71,956	6,015,522
Smith & Wesson Brands, Inc.	62,288	1,044,570
Solo Brands, Inc. Class A (a)(b)	39,048	76,144
Sturm, Ruger & Co., Inc. (b)	23,985	1,065,893
Topgolf Callaway Brands Corp. (a)	193,704	3,031,468
Twin Vee PowerCats Co. (a)	1,690	1,014
Vista Outdoor, Inc. (a)	79,667	2,778,785
YETI Holdings, Inc. (a)	118,269	4,818,279
		53,837,917
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	38,362	371,344
a.k.a. Brands Holding Corp. (a)(b)	1,654	28,035
Abercrombie & Fitch Co. Class A (a)	68,548	11,849,893
Academy Sports & Outdoors, Inc.	100,791	5,814,633
Advance Auto Parts, Inc.	80,444	5,682,564
America's Car Mart, Inc. (a)	7,759	467,635
American Eagle Outfitters, Inc.	252,727	5,552,412
Arhaus, Inc. Class A,	55,460	1,043,203
Arko Corp. (b)	96,704	580,224
Asbury Automotive Group, Inc. (a)	27,983	6,577,964
AutoNation, Inc. (a)	35,173	5,988,203
AutoZone, Inc. (a)	23,497	65,085,280
BARK, Inc. (a)(b)	138,604	180,185
Barnes & Noble Education, Inc. (a)(b)	92,555	41,650
Barnes & Noble Education, Inc. rights (a)	53,742	365,446
Bath & Body Works, Inc.	307,022	15,946,723
Best Buy Co., Inc.	260,348	22,082,717
Beyond, Inc. (a)	61,258	926,834
Big 5 Sporting Goods Corp. (b)	31,367	108,843
Boot Barn Holdings, Inc. (a)	41,312	4,913,236
Brilliant Earth Group, Inc. Class A (a)	15,877	38,264
Build-A-Bear Workshop, Inc.	17,191	465,360
Burlington Stores, Inc. (a)	86,853	20,849,063
Caleres, Inc. (b)	45,805	1,588,517
Camping World Holdings, Inc. (b)	56,128	1,128,173
CarMax, Inc. (a)	214,524	15,072,456
CarParts.com, Inc. (a)	70,315	82,972
Carvana Co. Class A (a)	139,451	13,942,311
Chewy, Inc. (a)(b)	162,999	3,457,209
Citi Trends, Inc. (a)(b)	12,171	297,338
Conn's, Inc. (a)	17,299	61,930
Designer Brands, Inc. Class A (b)	58,848	591,422
Destination XL Group, Inc. (a)	78,679	279,310
Dick's Sporting Goods, Inc.	79,044	17,993,576
Digital Brands Group, Inc. (a)	649	1,214
Duluth Holdings, Inc. (a)	27,809	109,846
Envela Corp. (a)	11,687	55,163
EVgo, Inc. Class A (a)(b)	130,218	264,343
Five Below, Inc. (a)	75,046	10,366,104
Floor & Decor Holdings, Inc. Class A (a)(b)	144,855	16,927,755
Foot Locker, Inc.	111,190	3,083,299
GameStop Corp. Class A (a)(b)	365,136	8,449,247
Gap, Inc.	292,455	8,469,497
Genesco, Inc. (a)	14,425	411,113
Group 1 Automotive, Inc. (b)	18,064	5,617,543
Grove Collaborative Holdings, Inc. Class A (a)(b)	24,980	40,218
GrowGeneration Corp. (a)	82,753	209,365
Guess?, Inc. (b)	36,684	853,637
Haverty Furniture Companies, Inc. (b)	18,381	522,204
Hibbett, Inc. (b)	15,928	1,379,046
J. Jill, Inc.	6,887	232,092
Kirkland's, Inc. (a)(b)	14,683	36,267
Lands' End, Inc. (a)	16,417	234,599
Lazydays Holdings, Inc. (a)(b)	16,829	59,911
Leslie's, Inc. (a)(b)	252,671	1,445,278
Lithia Motors, Inc. Class A (sub. vtg.)	37,382	9,462,879
LL Flooring Holdings, Inc. (a)	39,441	67,050
Lowe's Companies, Inc.	781,307	172,895,426
Lulu's Fashion Lounge Holdings, Inc. (a)	16,790	29,886
MarineMax, Inc. (a)	28,141	801,456
Monro, Inc.	41,080	971,542
Murphy U.S.A., Inc.	25,770	11,306,588
National Vision Holdings, Inc. (a)	107,735	1,625,721
O'Reilly Automotive, Inc. (a)	80,284	77,334,366
OneWater Marine, Inc. Class A (a)(b)	15,500	400,520
Penske Automotive Group, Inc.	26,534	4,035,821
Petco Health & Wellness Co., Inc. Class A (a)	113,393	437,697
PetMed Express, Inc. (b)	28,936	123,267
Rent the Runway, Inc. Class A (a)(b)	3,094	74,256
Revolve Group, Inc. (a)(b)	54,706	1,043,790
RH (a)	20,789	5,653,153
Ross Stores, Inc.	457,378	63,923,149
RumbleON, Inc. Class B (a)	26,568	151,969
Sally Beauty Holdings, Inc. (a)	141,961	1,729,085
Shoe Carnival, Inc. (b)	24,402	921,176
Signet Jewelers Ltd.	60,288	6,600,933
Sleep Number Corp. (a)	28,208	426,505
Sonic Automotive, Inc. Class A (sub. vtg.)	20,169	1,142,977
Sportsman's Warehouse Holdings, Inc. (a)	51,384	195,773
Stitch Fix, Inc. (a)	121,785	300,809
The Aaron's Co., Inc.	41,157	349,011
The Buckle, Inc.	39,590	1,525,799
The Cato Corp. Class A (sub. vtg.) (b)	21,281	127,686
The Children's Place, Inc. (a)(b)	16,732	204,967
The Container Store Group, Inc. (a)	47,767	32,013
The Home Depot, Inc.	1,352,204	452,812,553
The ODP Corp. (a)	45,617	1,786,362
The RealReal, Inc. (a)(b)	121,064	521,786
thredUP, Inc. (a)(b)	104,157	209,356
Tile Shop Holdings, Inc. (a)	32,775	216,315
Tilly's, Inc. (a)	29,160	168,253
TJX Companies, Inc.	1,548,699	159,670,867
Torrid Holdings, Inc. (a)(b)	12,770	85,687
Tractor Supply Co. (b)	146,955	41,924,792
Ulta Beauty, Inc. (a)	65,977	26,066,853
Upbound Group, Inc.	61,148	2,006,877
Urban Outfitters, Inc. (a)	77,312	3,224,684
Valvoline, Inc. (a)	175,925	7,142,555
Victoria's Secret & Co. (a)	105,071	2,394,568
Vroom, Inc. (a)(b)	2,212	23,359
Warby Parker, Inc. (a)	103,442	1,831,958
Wayfair LLC Class A (a)	125,330	7,455,882
Williams-Sonoma, Inc.	87,182	25,563,506
Winmark Corp.	3,933	1,399,755
Xcel Brands, Inc. (a)	7,131	5,120
Zumiez, Inc. (a)	21,356	401,066
		1,387,030,090
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	133,282	78,570
Capri Holdings Ltd. (a)	158,230	5,466,847
Carter's, Inc. (b)	50,015	3,421,026
Charles & Colvard Ltd. (a)	2,445	5,257
Columbia Sportswear Co. (b)	46,874	4,013,352
Crocs, Inc. (a)	82,288	12,807,304
Crown Crafts, Inc.	7,686	40,121
Culp, Inc. (a)	12,761	56,659
Deckers Outdoor Corp. (a)	34,885	38,161,399
Delta Apparel, Inc. (a)	7,372	8,699
Figs, Inc. Class A (a)	163,975	869,068
Forward Industries, Inc. (NY Shares) (a)	3,817	1,874
Fossil Group, Inc. (a)	60,572	72,686
G-III Apparel Group Ltd. (a)	55,436	1,666,406
Hanesbrands, Inc. (a)	473,988	2,426,819
Jerash Holdings U.S., Inc.	4,076	12,350
Kontoor Brands, Inc.	68,185	5,000,688
Lakeland Industries, Inc.	9,802	180,651
Levi Strauss & Co. Class A	139,924	3,359,575
lululemon athletica, Inc. (a)	156,009	48,673,248
Movado Group, Inc.	21,739	576,084
NIKE, Inc. Class B	1,654,076	157,219,924
Oxford Industries, Inc. (b)	20,131	2,228,300
PLBY Group, Inc. (a)(b)	76,986	70,519
PVH Corp.	80,857	9,703,649
Ralph Lauren Corp. Class A	52,962	9,897,539
Rocky Brands, Inc.	9,292	362,295
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	181,433	12,957,945
Steven Madden Ltd.	95,713	4,254,443
Superior Group of Companies, Inc.	14,777	302,781
Tapestry, Inc.	311,371	13,541,525
Toughbuilt Industries, Inc. (a)(b)	477	1,455
Under Armour, Inc.:
Class A (sub. vtg.) (a)	175,958	1,265,138
Class C (non-vtg.) (a)	344,981	2,401,068
Unifi, Inc. (a)	21,017	137,661
Vera Bradley, Inc. (a)	34,063	277,954
VF Corp. (b)	450,344	5,980,568
Vince Holding Corp. (a)	4,734	9,468
Wolverine World Wide, Inc.	109,333	1,489,115
		349,000,030
TOTAL CONSUMER DISCRETIONARY		6,948,972,287
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	12,857	4,032,855
Brown-Forman Corp.:
Class A (b)	86,073	3,942,143
Class B (non-vtg.)	235,937	10,820,071
Celsius Holdings, Inc. (a)	201,602	16,124,128
Coca-Cola Consolidated, Inc.	6,389	6,267,865
Constellation Brands, Inc. Class A (sub. vtg.)	218,565	54,691,520
Duckhorn Portfolio, Inc. (a)	57,386	463,105
Eastside Distilling, Inc. (a)(b)	561	572
Fresh Vine Wine, Inc. (a)	5,543	2,716
Keurig Dr. Pepper, Inc.	1,416,230	48,505,878
MGP Ingredients, Inc. (b)	20,953	1,626,372
Molson Coors Beverage Co. Class B	251,385	13,778,412
Monster Beverage Corp. (a)	1,004,025	52,128,978
National Beverage Corp. (a)	32,775	1,514,205
PepsiCo, Inc.	1,867,579	322,904,409
Splash Beverage Group, Inc. (a)(b)	35,944	8,806
The Coca-Cola Co.	5,286,410	332,673,781
The Vita Coco Co., Inc. (a)	41,158	1,198,109
Vintage Wine Estates, Inc. (a)(b)	39,680	14,166
Willamette Valley Vineyards, Inc. (a)	4,326	17,304
Zevia PBC (a)(b)	64,750	55,148
		870,770,543
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	546,165	11,272,846
Andersons, Inc.	43,338	2,268,311
BJ's Wholesale Club Holdings, Inc. (a)	181,354	15,971,847
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
Casey's General Stores, Inc.	50,454	16,739,628
Chefs' Warehouse Holdings (a)	48,341	1,905,602
Costco Wholesale Corp.	602,978	488,345,852
Dollar General Corp.	298,397	40,853,533
Dollar Tree, Inc. (a)	281,314	33,180,986
Grocery Outlet Holding Corp. (a)	136,076	2,992,311
HF Foods Group, Inc. (a)	53,032	187,203
Ingles Markets, Inc. Class A	19,522	1,427,839
Kroger Co.	899,642	47,114,252
Maison Solutions, Inc.	2,878	3,195
Natural Grocers by Vitamin Cottage, Inc.	11,428	246,616
Performance Food Group Co. (a)	211,404	14,713,718
PriceSmart, Inc.	34,639	2,914,872
Reborn Coffee, Inc. (a)	1,519	5,772
SpartanNash Co.	47,000	923,550
Sprouts Farmers Market LLC (a)	138,126	10,909,191
Sysco Corp.	676,187	49,239,937
Target Corp.	627,361	97,968,694
U.S. Foods Holding Corp. (a)	307,410	16,240,470
United Natural Foods, Inc. (a)	79,587	955,840
Village Super Market, Inc. Class A	8,811	267,854
Walgreens Boots Alliance, Inc.	974,787	15,811,045
Walmart, Inc.	5,817,029	382,527,827
Weis Markets, Inc.	22,186	1,454,292
		1,256,443,083
Food Products - 0.8%
Alico, Inc. (b)	6,646	177,913
Arcadia Biosciences, Inc. (a)(b)	697	2,133
Archer Daniels Midland Co.	725,142	45,277,866
B&G Foods, Inc. Class A	105,501	1,006,480
Barfresh Food Group, Inc. (a)	8,939	15,107
Benson Hill, Inc. (a)	160,400	29,915
Better Choice Co., Inc. (a)(b)	560	2,257
Beyond Meat, Inc. (a)(b)	86,107	653,552
BRC, Inc. Class A (a)	55,089	319,516
Bridgford Foods Corp. (a)	1,670	16,867
Bunge Global SA	197,438	21,242,354
Cal-Maine Foods, Inc.	55,515	3,423,610
Calavo Growers, Inc.	23,995	647,145
Campbell Soup Co.	268,102	11,898,367
Coffee Holding Co., Inc. (a)	4,336	5,810
Conagra Brands, Inc.	649,898	19,418,952
Darling Ingredients, Inc. (a)	216,783	8,758,033
Farmer Brothers Co. (a)	25,069	72,199
Flowers Foods, Inc.	262,716	6,100,266
Fresh Del Monte Produce, Inc.	45,390	1,060,310
Freshpet, Inc. (a)	65,601	8,604,883
General Mills, Inc.	772,664	53,120,650
Hormel Foods Corp.	395,213	12,243,699
Ingredion, Inc.	88,565	10,413,473
J&J Snack Foods Corp.	21,025	3,420,978
John B. Sanfilippo & Son, Inc.	12,086	1,218,631
Kellanova	358,719	21,645,104
Laird Superfood, Inc. (a)	7,014	19,078
Lamb Weston Holdings, Inc.	196,044	17,308,725
Lancaster Colony Corp.	27,779	5,153,005
Lifeway Foods, Inc. (a)	7,087	108,856
Limoneira Co.	22,133	443,103
Local Bounti Corp. (a)(b)	4,640	13,502
Mama's Creations, Inc. (a)	40,718	279,325
McCormick & Co., Inc. (non-vtg.)	342,117	24,707,690
Mission Produce, Inc. (a)	56,424	668,624
Mondelez International, Inc.	1,829,845	125,399,278
Nuzee, Inc. (a)	836	1,363
Pilgrim's Pride Corp. (a)	54,712	1,965,802
Post Holdings, Inc. (a)	68,463	7,296,102
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	11,222
S&W Seed Co. (a)	25,756	8,113
Sadot Group, Inc. (a)	50,184	14,654
Seaboard Corp.	325	1,085,867
Seneca Foods Corp. Class A (a)	7,604	449,548
Stryve Foods, Inc. (a)(b)	1,028	1,830
The Hain Celestial Group, Inc. (a)	120,316	921,621
The Hershey Co.	203,713	40,300,543
The J.M. Smucker Co.	144,386	16,119,253
The Kraft Heinz Co.	1,084,378	38,354,450
The Real Good Food Co., Inc. Class A (a)	19,549	10,185
The Simply Good Foods Co. (a)	124,394	4,787,925
Tootsie Roll Industries, Inc.	24,267	710,052
TreeHouse Foods, Inc. (a)	67,666	2,456,952
Tyson Foods, Inc. Class A	389,830	22,317,768
Utz Brands, Inc. Class A (b)	91,591	1,698,097
Vital Farms, Inc. (a)	37,271	1,542,274
Westrock Coffee Holdings (a)(b)	39,385	408,816
Whole Earth Brands, Inc. Class A (a)	43,162	207,609
WK Kellogg Co. (b)	90,185	1,712,613
		547,279,915
Household Products - 1.1%
Central Garden & Pet Co. (a)	65,004	2,824,424
Central Garden & Pet Co. Class A (non-vtg.)	14,196	530,221
Church & Dwight Co., Inc.	335,457	35,897,254
Colgate-Palmolive Co.	1,117,411	103,874,527
Energizer Holdings, Inc.	91,544	2,619,989
Kimberly-Clark Corp.	457,373	60,967,821
Oil-Dri Corp. of America	6,954	581,076
Procter & Gamble Co.	3,197,393	526,099,044
Reynolds Consumer Products, Inc.	76,276	2,169,289
Spectrum Brands Holdings, Inc.	41,035	3,682,481
The Clorox Co.	168,488	22,166,281
WD-40 Co. (b)	18,575	4,173,617
		765,586,024
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	177,764	10,340,532
Coty, Inc. Class A (a)	511,867	5,302,942
Edgewell Personal Care Co.	68,428	2,639,952
elf Beauty, Inc. (a)	75,435	14,099,556
Estee Lauder Companies, Inc. Class A	316,591	39,054,666
FitLife Brands, Inc. (a)	884	27,130
Flora Growth Corp. (a)	4,026	4,630
Guardion Health Sciences, Inc. (a)(b)	375	3,600
Herbalife Ltd. (a)	134,760	1,388,028
Inter Parfums, Inc.	24,504	2,935,089
Kenvue, Inc.	2,601,686	50,212,540
LifeVantage Corp.	15,909	121,067
Mannatech, Inc.	1,317	10,022
MediFast, Inc. (b)	14,654	377,194
Natural Alternatives International, Inc. (a)	5,740	37,023
Natural Health Trends Corp.	10,127	69,978
Nature's Sunshine Products, Inc. (a)	18,346	281,061
Nu Skin Enterprises, Inc. Class A	66,617	889,337
Olaplex Holdings, Inc. (a)	150,685	268,219
Safety Shot, Inc. (a)(b)	39,961	48,752
The Beauty Health Co. Class A, (a)	110,790	244,846
The Honest Co., Inc. (a)	89,204	239,959
United-Guardian, Inc.	3,416	31,837
Upexi, Inc. (a)(b)	13,862	7,700
USANA Health Sciences, Inc. (a)	14,903	709,383
Veru, Inc. (a)	162,048	163,668
		129,508,711
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	1,110	978
Altria Group, Inc.	2,395,442	110,789,193
Philip Morris International, Inc.	2,109,485	213,859,589
Turning Point Brands, Inc.	24,714	810,866
Universal Corp.	32,946	1,580,090
Vector Group Ltd.	182,824	2,005,579
		329,046,295
TOTAL CONSUMER STAPLES		3,898,634,571
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Archrock, Inc.	187,709	3,799,230
Atlas Energy Solutions, Inc. (b)	73,337	1,776,222
Baker Hughes Co. Class A	1,360,229	45,540,467
Bristow Group, Inc. (a)	32,269	1,158,780
Cactus, Inc.	89,357	4,588,482
Championx Corp.	259,459	8,463,553
Core Laboratories, Inc. (b)	62,700	1,174,998
Diamond Offshore Drilling, Inc. (a)	140,591	2,134,171
DMC Global, Inc. (a)	26,435	343,391
Dril-Quip, Inc. (a)	45,975	889,157
Drilling Tools International Corp. (a)(b)	5,827	36,069
Energy Services of America Corp.	11,916	80,552
ENGlobal Corp. (a)(b)	3,826	6,122
Enservco Corp. (a)	13,463	4,000
Expro Group Holdings NV (a)	118,606	2,603,402
Forum Energy Technologies, Inc. (a)	15,013	273,837
Geospace Technologies Corp. (a)	16,362	161,329
Gulf Island Fabrication, Inc. (a)	16,115	108,937
Halliburton Co.	1,208,628	44,356,648
Helix Energy Solutions Group, Inc. (a)	195,851	2,254,245
Helmerich & Payne, Inc. (b)	134,770	5,129,346
Independence Contract Drilling, Inc. (a)(b)	14,115	20,467
KLX Energy Services Holdings, Inc. (a)(b)	19,157	97,892
Kodiak Gas Services, Inc.	30,333	835,674
Liberty Energy, Inc. Class A	206,692	5,103,225
Mammoth Energy Services, Inc. (a)	29,668	110,068
MIND Technology, Inc. (a)	1,645	7,139
Nabors Industries Ltd. (a)(b)	11,813	883,140
Natural Gas Services Group, Inc. (a)	13,342	290,322
NCS Multistage Holdings, Inc. (a)	895	15,886
Newpark Resources, Inc. (a)	100,047	848,399
Nine Energy Service, Inc. (a)(b)	23,563	39,821
Noble Corp. PLC	151,308	7,029,770
NOV, Inc.	535,221	10,072,859
Oceaneering International, Inc. (a)	138,030	3,268,550
Oil States International, Inc. (a)	85,467	382,037
Patterson-UTI Energy, Inc.	437,546	4,821,757
Profire Energy, Inc. (a)	50,817	78,258
ProFrac Holding Corp. Class A (a)(b)	28,317	272,410
ProPetro Holding Corp. (a)	113,287	1,085,289
Ranger Energy Services, Inc. Class A	21,299	224,704
RPC, Inc. (b)	115,295	787,465
Schlumberger Ltd.	1,939,070	88,983,922
SEACOR Marine Holdings, Inc. (a)	33,950	446,782
Select Water Solutions, Inc. Class A	108,891	1,190,179
Smart Sand, Inc. (a)	36,974	83,192
Solaris Oilfield Infrastructure, Inc. Class A	40,028	366,656
Superior Drilling Products, Inc. (a)	12,552	17,071
TechnipFMC PLC	592,382	15,514,485
TETRA Technologies, Inc. (a)	157,785	585,382
Tidewater, Inc. (a)	66,187	6,839,103
Transocean Ltd. (United States) (a)(b)	969,618	6,011,632
U.S. Silica Holdings, Inc. (a)	103,580	1,604,454
Valaris Ltd. (a)	85,133	6,589,294
Weatherford International PLC (a)	98,289	11,828,098
		301,218,320
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc.	2,518	66,626
Aemetis, Inc. (a)(b)	48,369	166,873
American Resources Corp. (a)(b)	74,960	86,204
Amplify Energy Corp. (a)	46,603	293,599
Antero Midstream GP LP	463,350	6,788,078
Antero Resources Corp. (a)	384,198	13,688,975
APA Corp.	489,836	14,954,693
Barnwell Industries, Inc.	6,293	17,683
Battalion Oil Corp. (a)(b)	4,732	27,588
Berry Corp.	93,086	648,809
California Resources Corp. (b)	87,705	4,152,832
Camber Energy, Inc. (a)(b)	148,245	24,698
Centrus Energy Corp. Class A (a)	17,532	870,113
Cheniere Energy, Inc.	323,562	51,054,848
Chesapeake Energy Corp.	150,957	13,726,520
Chevron Corp.	2,356,818	382,511,561
Chord Energy Corp.	83,840	15,544,774
Civitas Resources, Inc.	126,189	9,282,463
Clean Energy Fuels Corp. (a)	238,076	745,178
CNX Resources Corp. (a)	205,843	5,413,671
Comstock Mining, Inc. (a)	134,137	33,534
Comstock Resources, Inc. (b)	123,205	1,442,731
ConocoPhillips Co.	1,600,699	186,449,420
CONSOL Energy, Inc.	36,328	3,766,124
Coterra Energy, Inc.	1,022,639	29,165,664
Crescent Energy, Inc. Class A	111,488	1,404,749
CVR Energy, Inc.	39,351	1,096,319
Delek U.S. Holdings, Inc.	81,630	2,078,300
Devon Energy Corp.	870,111	42,705,048
Diamondback Energy, Inc.	243,348	48,489,522
Dorian LPG Ltd. (b)	46,521	2,354,428
DT Midstream, Inc.	131,781	8,839,869
Empire Petroleum Corp. (a)(b)	28,577	206,897
EOG Resources, Inc.	792,371	98,689,808
Epsilon Energy Ltd.	30,469	163,619
EQT Corp.	558,929	22,966,393
Equitrans Midstream Corp.	587,863	8,394,684
Evolution Petroleum Corp.	45,772	263,189
Excelerate Energy, Inc.	24,053	428,384
Exxon Mobil Corp.	6,133,685	719,235,903
FutureFuel Corp.	34,535	147,810
Gevo, Inc. (a)(b)	320,366	219,034
Granite Ridge Resources, Inc. (b)	34,565	226,401
Green Plains, Inc. (a)	88,314	1,516,351
Gulfport Energy Corp. (a)	13,021	2,106,928
Hallador Energy Co. (a)	33,549	300,935
Hess Corp.	374,064	57,643,262
HF Sinclair Corp.	211,913	11,703,955
HighPeak Energy, Inc. (b)	24,348	384,211
Houston American Energy Corp. (a)	10,935	14,544
International Seaways, Inc.	51,562	3,321,624
Kinder Morgan, Inc.	2,627,257	51,205,239
Kinetik Holdings, Inc.	48,406	1,984,162
Kosmos Energy Ltd. (a)	628,497	3,833,832
Lightbridge Corp. (a)	16,689	45,060
Magnolia Oil & Gas Corp. Class A (b)	251,822	6,534,781
Marathon Oil Corp.	794,154	22,998,700
Marathon Petroleum Corp.	500,126	88,327,253
Matador Resources Co.	150,397	9,542,690
Mexco Energy Corp.	1,824	21,213
Murphy Oil Corp.	197,373	8,445,591
NACCO Industries, Inc. Class A	6,199	206,303
New Fortress Energy, Inc. Class A (b)	89,529	2,269,560
Nextdecade Corp. (a)(b)	111,222	796,350
Northern Oil & Gas, Inc.	124,640	5,101,515
Occidental Petroleum Corp.	893,834	55,864,625
ONEOK, Inc.	791,676	64,125,756
OPAL Fuels, Inc. Class A (a)	26,738	129,145
Overseas Shipholding Group, Inc. Class A	72,522	612,811
Ovintiv, Inc.	342,698	17,707,206
Par Pacific Holdings, Inc. (a)	75,933	2,060,822
PBF Energy, Inc. Class A	147,718	6,843,775
Peabody Energy Corp. (b)	149,859	3,713,506
Pedevco Corp. (a)	29,898	28,702
Permian Resource Corp. Class A	696,451	11,414,832
Phillips 66 Co.	584,350	83,041,979
Phx Minerals, Inc. Class A (b)	39,245	127,546
PrimeEnergy Corp. (a)	710	80,940
Range Resources Corp.	328,108	12,110,466
Rex American Resources Corp. (a)	21,161	1,057,838
Riley Exploration Permian, Inc.	5,593	163,316
Ring Energy, Inc. (a)(b)	61,882	110,769
SandRidge Energy, Inc. (b)	44,021	614,533
SilverBow Resources, Inc. (a)	20,229	792,977
Sitio Royalties Corp. (b)	111,289	2,607,501
SM Energy Co.	157,111	7,923,108
Southwestern Energy Co. (a)	1,500,712	11,300,361
Stabilis Solutions, Inc. (a)	3,281	13,026
Talos Energy, Inc. (a)	186,483	2,239,661
Targa Resources Corp.	303,034	35,827,710
Tellurian, Inc. (a)(b)	956,831	491,907
Texas Pacific Land Corp.	25,375	15,588,116
The Williams Companies, Inc.	1,652,877	68,610,924
U.S. Energy Corp.	12,195	13,536
Uranium Energy Corp. (a)	536,771	3,832,545
VAALCO Energy, Inc.	143,198	913,603
Valero Energy Corp.	462,642	72,699,564
Verde Clean Fuels, Inc. (a)(b)	4,428	21,033
Vertex Energy, Inc. (a)(b)	113,497	128,252
Viper Energy, Inc.	119,095	4,580,394
Vital Energy, Inc. (a)(b)	33,238	1,623,676
Vitesse Energy, Inc.	30,492	778,156
W&T Offshore, Inc. (b)	128,937	287,530
World Kinect Corp.	81,403	2,144,155
		2,469,363,977
TOTAL ENERGY		2,770,582,297
FINANCIALS - 13.6%
Banks - 3.6%
1895 Bancorp of Wisconsin, Inc. (a)	5,048	36,850
1st Source Corp.	22,776	1,171,142
ACNB Corp.	11,465	361,950
Affinity Bancshares, Inc. (a)	6,046	124,608
Amalgamated Financial Corp.	24,014	607,074
Amerant Bancorp, Inc. Class A	36,542	805,386
Ameris Bancorp	88,388	4,414,981
AmeriServ Financial, Inc.	17,254	41,065
Ames National Corp.	12,329	252,745
Arrow Financial Corp.	23,257	583,983
Associated Banc-Corp.	205,044	4,392,042
Atlantic Union Bankshares Corp.	120,524	3,932,698
Auburn National Bancorp., Inc.	2,489	45,574
Axos Financial, Inc. (a)	69,070	3,720,801
Banc of California, Inc.	188,732	2,615,826
BancFirst Corp.	19,660	1,693,709
Bancorp, Inc., Delaware (a)	73,449	2,467,152
Bank First National Corp.	11,557	943,513
Bank of America Corp.	9,354,527	374,087,535
Bank of Hawaii Corp. (b)	54,537	3,148,966
Bank of Marin Bancorp	19,123	294,112
Bank of the James Financial Group, Inc.	6,254	68,982
Bank OZK	142,964	5,987,332
Bank7 Corp.	5,425	164,106
BankFinancial Corp.	16,248	164,267
BankUnited, Inc.	102,147	2,930,597
Bankwell Financial Group, Inc.	8,289	205,070
Banner Corp.	46,113	2,159,472
Bar Harbor Bankshares	20,454	537,327
BayCom Corp.	15,106	304,839
BayFirst Financial Corp.	3,065	34,512
BCB Bancorp, Inc.	19,153	191,530
Berkshire Hills Bancorp, Inc.	57,537	1,279,048
Blue Foundry Bancorp (a)	31,459	289,108
Blue Ridge Bankshares, Inc. (a)(b)	19,236	55,784
Bogota Financial Corp. (a)	4,290	28,786
BOK Financial Corp.	37,129	3,364,630
Bridgewater Bancshares, Inc. (a)	26,479	298,418
Broadway Financial Corp. (a)	5,127	24,866
Brookline Bancorp, Inc., Delaware	119,231	1,031,348
Burke & Herbert Financial Services Corp.	16,883	845,838
Business First Bancshares, Inc.	32,207	690,840
BV Financial, Inc. (a)	12,853	142,668
Byline Bancorp, Inc.	38,862	897,712
C & F Financial Corp.	4,220	185,427
Cadence Bank	249,210	7,114,946
California Bancorp, Inc. (a)	9,476	207,524
Cambridge Bancorp	10,124	677,701
Camden National Corp.	19,621	636,113
Capital Bancorp, Inc.	12,596	253,809
Capital City Bank Group, Inc.	18,116	492,031
Capitol Federal Financial, Inc.	169,050	873,989
Carter Bankshares, Inc. (a)	29,686	378,497
Carver Bancorp, Inc. (a)	2,863	5,526
Catalyst Bancorp, Inc. (a)	14,906	173,804
Cathay General Bancorp	100,279	3,694,278
CB Financial Services, Inc.	5,546	124,119
Central Pacific Financial Corp.	36,464	739,490
Central Plains Bancshares, Inc.	1,825	18,195
Cf Bankshares, Inc.	1,801	35,011
CFSB Bancorp, Inc. (a)	534	3,487
Chemung Financial Corp.	4,761	206,627
ChoiceOne Financial Services, Inc.	8,759	216,172
Citigroup, Inc.	2,585,863	161,125,124
Citizens & Northern Corp.	21,007	368,253
Citizens Community Bancorp, Inc.	11,187	130,217
Citizens Financial Group, Inc.	632,796	22,331,371
Citizens Financial Services, Inc.	6,076	254,888
City Holding Co.	19,925	2,036,734
Civista Bancshares, Inc.	20,026	286,973
CNB Financial Corp., Pennsylvania	27,785	539,029
Coastal Financial Corp. of Washington (a)	15,395	682,614
Codorus Valley Bancorp, Inc.	12,425	273,350
Colony Bankcorp, Inc.	20,400	246,432
Columbia Banking Systems, Inc.	285,521	5,504,845
Columbia Financial, Inc. (a)	38,437	557,337
Comerica, Inc.	178,942	9,168,988
Commerce Bancshares, Inc.	161,415	8,981,131
Community Bank System, Inc.	73,768	3,353,493
Community Trust Bancorp, Inc.	20,839	877,530
Community West Bank	19,935	346,271
ConnectOne Bancorp, Inc.	48,951	912,447
CrossFirst Bankshares, Inc. (a)	58,054	759,927
Cullen/Frost Bankers, Inc.	87,455	8,883,679
Cullman Bancorp, Inc.	13,299	135,783
Customers Bancorp, Inc. (a)	38,101	1,725,975
CVB Financial Corp.	182,856	3,024,438
Dime Community Bancshares, Inc.	47,074	869,457
Eagle Bancorp Montana, Inc.	8,205	108,716
Eagle Bancorp, Inc.	40,109	723,165
East West Bancorp, Inc.	191,431	14,202,266
Eastern Bankshares, Inc.	216,855	2,970,914
ECB Bancorp, Inc. (a)	11,945	143,340
Enterprise Bancorp, Inc.	12,278	308,792
Enterprise Financial Services Corp.	50,438	1,951,446
Equity Bancshares, Inc.	18,129	610,947
Esquire Financial Holdings, Inc.	9,293	425,341
ESSA Bancorp, Inc.	11,275	194,156
Evans Bancorp, Inc.	6,747	178,526
Farmers & Merchants Bancorp, Inc.	16,994	374,888
Farmers National Banc Corp.	45,680	558,210
FB Financial Corp.	47,456	1,755,872
Fidelity D & D Bancorp, Inc.	6,365	294,254
Fifth Third Bancorp	925,832	34,644,633
Financial Institutions, Inc.	21,345	375,885
Finward Bancorp	4,985	122,033
FinWise BanCorp (a)	9,747	101,564
First Bancorp, North Carolina	55,317	1,745,251
First Bancorp, Puerto Rico	232,068	4,114,566
First Bancshares, Inc.	36,812	933,184
First Bank Hamilton New Jersey	27,030	328,955
First Busey Corp.	70,262	1,588,624
First Business Finance Services, Inc.	9,797	333,196
First Capital, Inc.	3,922	112,012
First Citizens Bancshares, Inc.	16,175	27,472,105
First Commonwealth Financial Corp.	137,472	1,857,247
First Community Bankshares, Inc.	22,773	791,134
First Community Corp. (b)	9,680	162,043
First Financial Bancorp, Ohio	132,195	2,947,949
First Financial Bankshares, Inc. (b)	176,512	5,291,830
First Financial Corp., Indiana	14,419	534,080
First Financial Northwest, Inc.	11,911	253,109
First Foundation, Inc.	68,717	406,805
First Guaranty Bancshares, Inc.	8,386	85,789
First Hawaiian, Inc.	175,154	3,560,881
First Horizon National Corp.	759,573	12,031,636
First Internet Bancorp	10,634	313,278
First Interstate Bancsystem, Inc.	111,344	2,955,070
First Merchants Corp.	83,126	2,747,314
First Mid-Illinois Bancshares, Inc.	29,691	942,392
First National Corp.	4,143	64,879
First Northwest Bancorp	11,907	129,429
First of Long Island Corp.	27,793	277,930
First Savings Financial Group, Inc.	6,955	115,940
First Seacoast Bancorp, Inc. (a)	1,899	17,091
First U.S. Bancshares, Inc.	8,317	83,835
First United Corp.	8,343	167,194
First Western Financial, Inc. (a)	9,835	166,015
Five Star Bancorp	15,480	354,802
Flushing Financial Corp.	38,635	491,437
FNB Corp., Pennsylvania	488,915	6,732,360
FNCB Bancorp, Inc.	19,691	112,239
Franklin Financial Services Corp.	5,880	154,644
FS Bancorp, Inc.	9,524	312,292
Fulton Financial Corp.	246,976	4,159,076
FVCBankcorp, Inc. (a)	19,958	219,538
Generations Bancorp NY, Inc. (a)	304	3,016
German American Bancorp, Inc.	39,887	1,262,424
Glacier Bancorp, Inc.	151,865	5,676,714
Great Southern Bancorp, Inc.	11,681	613,136
Greene County Bancorp, Inc.	9,200	289,156
Guaranty Bancshares, Inc. Texas	12,290	358,376
Hancock Whitney Corp.	118,074	5,517,598
Hanmi Financial Corp.	41,061	647,121
Hanover Bancorp, Inc.	2,523	41,529
HarborOne Bancorp, Inc.	54,104	563,223
Hawthorn Bancshares, Inc. (b)	8,306	159,475
HBT Financial, Inc.	18,313	357,104
Heartland Financial U.S.A., Inc.	52,409	2,303,900
Heritage Commerce Corp.	82,062	668,805
Heritage Financial Corp., Washington	47,175	855,283
Hilltop Holdings, Inc.	61,569	1,883,396
Hingham Institution for Savings (b)	2,443	417,509
HMN Financial, Inc.	6,755	149,893
Home Bancorp, Inc.	9,524	344,483
Home Bancshares, Inc.	256,329	6,028,858
Home Federal Bancorp, Inc.	750	8,700
HomeStreet, Inc.	23,551	215,021
HomeTrust Bancshares, Inc.	20,957	578,623
Hope Bancorp, Inc.	160,940	1,694,698
Horizon Bancorp, Inc. Indiana	52,527	641,880
Huntington Bancshares, Inc.	1,969,073	27,409,496
IF Bancorp, Inc.	9,943	165,452
Independent Bank Corp.	57,963	2,943,941
Independent Bank Corp.	28,427	712,381
Independent Bank Group, Inc.	48,505	2,233,170
International Bancshares Corp.	73,277	4,164,332
Investar Holding Corp.	11,423	181,055
John Marshall Bankcorp, Inc.	16,950	292,218
JPMorgan Chase & Co.	3,928,528	796,037,629
Kearny Financial Corp.	87,999	498,954
Kentucky First Federal Bancorp	1,347	4,486
KeyCorp	1,271,777	18,275,435
Lake Shore Bancorp, Inc.	322	3,909
Lakeland Financial Corp.	34,334	2,129,738
Landmark Bancorp, Inc.	4,398	85,629
LCNB Corp.	15,305	215,801
LINKBANCORP, Inc.	31,475	201,125
Live Oak Bancshares, Inc.	44,666	1,540,084
M&T Bank Corp.	226,008	34,262,813
Macatawa Bank Corp.	35,347	496,979
Magyar Bancorp, Inc.	3,220	35,098
Mainstreet Bancshares, Inc.	8,011	135,386
Mercantile Bank Corp.	20,065	768,690
Meridian Corp.	12,309	127,275
Metrocity Bankshares, Inc.	24,749	610,063
Metropolitan Bank Holding Corp. (a)	14,983	630,035
Mid Penn Bancorp, Inc.	19,855	424,897
Middlefield Banc Corp. (b)	10,253	216,338
Midland States Bancorp, Inc.	29,198	663,379
MidWestOne Financial Group, Inc.	18,889	404,413
MVB Financial Corp.	15,583	291,870
National Bank Holdings Corp. Class A	50,733	1,850,233
National Bankshares, Inc. (b)	7,890	242,696
NB Bancorp, Inc.	50,398	762,018
NBT Bancorp, Inc.	63,646	2,366,358
New York Community Bancorp, Inc.	986,520	3,245,651
Nicolet Bankshares, Inc.	17,426	1,403,316
Northeast Bank	8,733	485,467
Northeast Community Bancorp, Inc.	19,287	329,036
Northfield Bancorp, Inc.	52,779	467,622
Northrim Bancorp, Inc.	7,643	446,428
Northwest Bancshares, Inc.	171,034	1,872,822
Norwood Financial Corp.	9,858	249,506
NSTS Bancorp, Inc. (a)	2,864	27,580
Oak Valley Bancorp Oakdale California	8,684	206,853
OceanFirst Financial Corp.	79,915	1,202,721
OFG Bancorp	63,477	2,358,805
Ohio Valley Banc Corp.	4,926	114,825
Old National Bancorp, Indiana	427,469	7,305,445
Old Point Financial Corp.	6,643	98,449
Old Second Bancorp, Inc.	53,602	775,085
OP Bancorp	14,862	145,648
Orange County Bancorp, Inc.	5,900	289,277
Origin Bancorp, Inc. (b)	38,870	1,215,465
Orrstown Financial Services, Inc.	13,399	349,848
Pacific Premier Bancorp, Inc.	129,577	2,881,792
Park National Corp. (b)	20,180	2,773,943
Parke Bancorp, Inc.	13,482	218,813
Pathfinder Bancorp, Inc.	5,112	64,513
Pathward Financial, Inc.	34,241	1,825,388
Patriot National Bancorp, Inc. (a)	3,407	6,712
PB Bankshares, Inc. (a)	212	2,718
PCB Bancorp	15,846	241,176
Peapack-Gladstone Financial Corp.	21,348	463,252
Penns Woods Bancorp, Inc.	8,947	177,777
Peoples Bancorp of North Carolina	6,387	193,334
Peoples Bancorp, Inc.	45,416	1,323,876
Peoples Financial Services Corp.	9,569	373,095
Pinnacle Financial Partners, Inc.	103,518	8,230,716
Pioneer Bancorp, Inc. (a)	11,061	110,610
Plumas Bancorp	6,762	236,129
PNC Financial Services Group, Inc.	540,942	85,138,861
Ponce Financial Group, Inc. (a)	31,061	290,731
Popular, Inc.	98,315	8,751,018
Preferred Bank, Los Angeles	17,208	1,285,782
Premier Financial Corp.	48,250	951,008
Primis Financial Corp.	26,671	279,779
Princeton Bancorp, Inc.	6,561	200,832
Prosperity Bancshares, Inc.	127,823	7,963,373
Provident Bancorp, Inc. (a)	23,218	221,268
Provident Financial Holdings, Inc. (b)	6,929	87,998
Provident Financial Services, Inc.	174,573	2,513,851
QCR Holdings, Inc.	22,785	1,291,226
RBB Bancorp	18,636	342,343
Red River Bancshares, Inc.	6,545	300,154
Regions Financial Corp.	1,254,250	24,269,738
Renasant Corp.	75,089	2,261,681
Republic Bancorp, Inc., Kentucky Class A	12,206	632,149
Rhinebeck Bancorp, Inc. (a)	2,036	16,186
Richmond Mutual Bancorp., Inc. (b)	15,290	170,484
Riverview Bancorp, Inc.	25,897	110,580
S&T Bancorp, Inc.	51,449	1,641,738
Sandy Spring Bancorp, Inc.	60,380	1,415,307
SB Financial Group, Inc.	8,830	121,148
Seacoast Banking Corp., Florida	113,759	2,692,676
ServisFirst Bancshares, Inc.	67,449	4,168,348
Shore Bancshares, Inc.	41,730	471,966
Sierra Bancorp	18,272	384,077
Simmons First National Corp. Class A	174,036	3,024,746
SmartFinancial, Inc.	19,370	448,222
Sound Financial Bancorp, Inc.	3,078	122,104
South Plains Financial, Inc.	15,969	433,558
Southern California Bancorp (a)	16,125	224,460
Southern First Bancshares, Inc. (a)	9,825	269,893
Southern Missouri Bancorp, Inc.	12,864	541,703
Southern States Bancshares, Inc.	8,726	231,501
Southside Bancshares, Inc. (b)	38,688	1,037,225
Southstate Corp.	103,686	8,015,965
SR Bancorp, Inc.	11,500	103,730
Stellar Bancorp, Inc.	63,222	1,428,185
Sterling Bancorp, Inc. (a)	23,833	118,688
Stock Yards Bancorp, Inc.	36,393	1,705,012
Summit State Bank	6,283	58,243
Synovus Financial Corp.	198,700	7,886,403
TC Bancshares, Inc.	7,563	102,932
Territorial Bancorp, Inc.	10,885	87,407
Texas Capital Bancshares, Inc. (a)	64,856	3,909,520
Texas Community Bancshares, Inc. (b)	517	7,419
TFS Financial Corp.	70,359	927,332
The First Bancorp, Inc.	12,228	295,428
Third Coast Bancshares, Inc. (a)	16,125	340,076
Timberland Bancorp, Inc./Washington	10,877	269,206
Tompkins Financial Corp.	16,960	795,594
TowneBank	92,810	2,523,504
Trico Bancshares	44,844	1,707,660
Triumph Bancorp, Inc. (a)	29,025	2,156,558
Truist Financial Corp.	1,812,807	68,433,464
Trustco Bank Corp., New York	25,459	707,760
Trustmark Corp.	84,566	2,465,099
U.S. Bancorp	2,115,566	85,786,201
UMB Financial Corp.	59,750	4,925,790
Union Bankshares, Inc.	5,180	115,566
United Bancorp, Inc.	8,035	96,741
United Bankshares, Inc., West Virginia	184,382	5,981,352
United Community Bank, Inc.	160,353	4,114,658
United Security Bancshares, California	14,858	107,869
Unity Bancorp, Inc.	8,390	234,752
Univest Corp. of Pennsylvania	40,061	873,330
USCB Financial Holdings, Inc.	13,929	168,262
Valley National Bancorp	583,102	4,157,517
Veritex Holdings, Inc.	74,035	1,510,314
Village Bank & Trust Financial Corp.	159	7,036
Virginia National Bankshares C	6,412	187,615
WaFd, Inc.	91,771	2,570,506
Washington Trust Bancorp, Inc.	22,903	601,204
Webster Financial Corp.	234,110	10,352,344
Wells Fargo & Co.	4,890,108	293,015,271
WesBanco, Inc.	79,846	2,203,750
West Bancorp., Inc.	20,034	346,989
Westamerica Bancorp.	36,033	1,759,131
Western Alliance Bancorp.	147,581	9,302,030
Western New England Bancorp, Inc.	27,345	183,485
William Penn Bancorp, Inc.	12,330	148,577
Wintrust Financial Corp.	83,252	8,209,480
WSFS Financial Corp.	81,500	3,590,890
Zions Bancorporation NA	201,179	8,688,921
		2,503,933,393
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	45,664	7,424,966
Alti Global, Inc. Class A (a)	36,903	176,027
Ameriprise Financial, Inc.	136,051	59,401,227
Ares Management Corp. Class A,	229,660	32,191,442
Artisan Partners Asset Management, Inc. Class A, (b)	93,973	4,137,631
Ashford, Inc. (a)	2,670	12,843
Assetmark Financial Holdings, Inc. (a)	30,212	1,038,991
Associated Capital Group, Inc.	3,636	124,897
B. Riley Financial, Inc. (b)	22,478	538,573
Bakkt Holdings, Inc. Class A (a)(b)	4,335	76,296
Bank of New York Mellon Corp.	1,031,224	61,471,263
Beneficient Class A (b)	1,302	4,336
BGC Group, Inc. Class A	527,524	4,573,633
BlackRock, Inc. Class A	189,965	146,658,679
Blackstone, Inc.	977,621	117,803,331
Blue Owl Capital, Inc. Class A	551,676	9,924,651
Bridge Investment Group Holdings, Inc.	41,061	317,812
BrightSphere Investment Group, Inc.	42,574	943,866
Carlyle Group LP	294,179	12,637,930
Cboe Global Markets, Inc.	143,689	24,856,760
Charles Schwab Corp.	2,022,354	148,198,101
CME Group, Inc.	489,381	99,334,555
Cohen & Co., Inc.	1,012	10,302
Cohen & Steers, Inc. (b)	35,177	2,472,591
Coinbase Global, Inc. (a)	232,301	52,481,442
Diamond Hill Investment Group, Inc.	3,985	597,909
Donnelley Financial Solutions, Inc. (a)	34,062	2,076,420
Evercore, Inc. Class A	47,035	9,545,283
FactSet Research Systems, Inc.	51,735	20,914,391
Federated Hermes, Inc.	111,519	3,699,085
Forge Global Holdings, Inc. Class A (a)	153,970	243,273
Franklin Resources, Inc.	407,075	9,606,970
GCM Grosvenor, Inc. Class A	60,217	605,181
Goldman Sachs Group, Inc.	442,959	202,219,643
Great Elm Group, Inc. (a)	30,049	52,586
Hamilton Lane, Inc. Class A	50,039	6,279,394
Hennessy Advisors, Inc.	3,929	28,092
Heritage Global, Inc. (a)	40,807	93,040
Houlihan Lokey	70,938	9,601,458
Interactive Brokers Group, Inc.	145,541	18,297,415
Intercontinental Exchange, Inc.	777,986	104,172,325
Invesco Ltd.	611,280	9,603,209
Janus Henderson Group PLC	179,606	6,016,801
Jefferies Financial Group, Inc.	230,177	10,707,834
KKR & Co. LP	902,063	92,768,159
Lazard, Inc. Class A	153,708	6,183,673
LPL Financial	101,529	29,058,615
MarketAxess Holdings, Inc.	51,525	10,249,868
MarketWise, Inc. Class A	38,817	50,462
Moelis & Co. Class A	91,108	5,157,624
Moody's Corp.	213,753	84,857,803
Morgan Stanley	1,702,221	166,545,303
Morningstar, Inc.	35,453	10,219,327
MSCI, Inc.	107,481	53,222,442
NASDAQ, Inc.	516,549	30,491,887
Netcapital, Inc. (a)	4,756	616
Northern Trust Corp.	278,485	23,459,576
Open Lending Corp. (a)	134,830	872,350
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	420,667
P10, Inc. Class A	61,463	496,621
Perella Weinberg Partners Class A	58,346	900,862
Piper Sandler Cos.	20,719	4,387,870
PJT Partners, Inc. Class A (b)	30,455	3,248,635
Raymond James Financial, Inc.	255,761	31,394,663
Robinhood Markets, Inc. (a)	702,334	14,678,781
S&P Global, Inc.	436,493	186,605,122
SEI Investments Co.	134,860	9,131,371
Siebert Financial Corp. (a)(b)	7,387	16,399
Silvercrest Asset Management Group Class A	12,283	187,684
State Street Corp.	410,065	30,996,813
StepStone Group, Inc. Class A	71,132	3,054,408
Stifel Financial Corp.	138,383	11,202,104
StoneX Group, Inc. (a)	37,224	2,794,406
T. Rowe Price Group, Inc.	304,181	35,841,647
TPG, Inc.	103,883	4,354,775
Tradeweb Markets, Inc. Class A	157,774	17,198,944
U.S. Global Investors, Inc. Class A	15,867	40,937
Value Line, Inc.	1,208	45,662
Victory Capital Holdings, Inc.	48,877	2,543,070
Virtu Financial, Inc. Class A	124,020	2,728,440
Virtus Investment Partners, Inc.	9,299	2,125,658
Westwood Holdings Group, Inc.	10,804	131,161
WisdomTree Investments, Inc.	149,346	1,488,980
		2,080,325,839
Consumer Finance - 0.6%
Ally Financial, Inc.	368,834	14,373,461
American Express Co.	777,117	186,508,080
Atlanticus Holdings Corp. (a)(b)	6,412	164,788
Bread Financial Holdings, Inc.	67,320	2,811,283
Capital One Financial Corp.	516,943	71,146,865
Consumer Portfolio Services, Inc. (a)(b)	12,580	104,162
Credit Acceptance Corp. (a)	8,517	4,180,399
Discover Financial Services	340,061	41,711,882
Encore Capital Group, Inc. (a)	31,718	1,403,204
Enova International, Inc. (a)	39,222	2,418,036
EZCORP, Inc. (non-vtg.) Class A (a)(b)	70,396	738,454
FirstCash Holdings, Inc.	50,571	5,963,332
Green Dot Corp. Class A (a)	60,404	598,604
Katapult Holdings, Inc. (a)	4,747	84,022
LendingClub Corp. (a)	148,400	1,323,728
LendingTree, Inc. (a)	14,536	624,903
Medallion Financial Corp. (b)	22,295	185,271
MoneyLion, Inc. Class A (a)	7,256	714,716
Navient Corp.	110,507	1,665,340
Nelnet, Inc. Class A	24,771	2,567,762
NerdWallet, Inc. (a)	51,876	723,670
Nicholas Financial, Inc. (a)(b)	3,020	19,841
OneMain Holdings, Inc.	162,976	8,005,381
Oportun Financial Corp. (a)	37,275	125,990
OppFi, Inc. Class A	20,931	67,607
PRA Group, Inc. (a)	53,108	1,146,071
PROG Holdings, Inc.	61,435	2,321,629
Regional Management Corp.	12,225	336,188
SLM Corp.	299,508	6,427,442
SoFi Technologies, Inc. (a)(b)	1,327,201	9,157,687
Synchrony Financial	552,484	24,198,799
Upstart Holdings, Inc. (a)(b)	99,605	2,462,236
World Acceptance Corp. (a)(b)	4,695	603,261
		394,884,094
Financial Services - 4.0%
A-Mark Precious Metals, Inc. (b)	23,527	892,614
Acacia Research Corp. (a)	52,865	294,987
Affirm Holdings, Inc. Class A, (a)(b)	321,128	9,399,417
Alerus Financial Corp.	23,552	455,496
Apollo Global Management, Inc.	594,146	69,015,999
AppTech Payments Corp. (a)	18,147	16,314
AvidXchange Holdings, Inc. (a)	234,863	2,487,199
Berkshire Hathaway, Inc. Class B (a)	2,471,974	1,024,386,026
Better Home & Finance Holding Class A (a)(b)	346,043	114,194
Block, Inc. Class A (a)	752,329	48,209,242
BM Technologies, Inc. (a)(b)	11,248	38,918
Cannae Holdings, Inc.	79,619	1,447,473
Cantaloupe, Inc. (a)	74,380	532,561
Cass Information Systems, Inc.	16,538	700,219
Corebridge Financial, Inc.	325,476	9,494,135
Corpay, Inc. (a)	98,166	26,276,093
Enact Holdings, Inc.	42,687	1,310,918
Equitable Holdings, Inc.	425,744	17,664,119
Essent Group Ltd.	145,082	8,226,149
Euronet Worldwide, Inc. (a)	59,652	6,954,230
EVERTEC, Inc.	87,554	3,061,763
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	13,886	2,425,468
Fidelity National Information Services, Inc.	805,494	61,120,885
Finance of America Companies, Inc. (a)	52,939	30,641
Fiserv, Inc. (a)	815,492	122,128,082
FlexShopper, Inc. (a)	18,392	20,231
Flywire Corp. (a)	145,528	2,495,805
Global Payments, Inc.	353,800	36,034,530
Guild Holdings Co. Class A	14,730	214,027
i3 Verticals, Inc. Class A (a)	31,168	607,153
International Money Express, Inc. (a)	46,726	974,704
Jack Henry & Associates, Inc.	99,023	16,307,108
Jackson Financial, Inc.	95,862	7,286,471
loanDepot, Inc. Class A (a)	76,253	138,018
Marqeta, Inc. Class A (a)	583,258	3,102,933
MasterCard, Inc. Class A	1,120,865	501,105,116
Merchants Bancorp	35,172	1,408,639
MGIC Investment Corp.	370,339	7,777,119
Mr. Cooper Group, Inc. (a)	87,803	7,322,770
NCR Atleos Corp.	91,660	2,550,898
Newtekone, Inc.	32,561	447,714
NMI Holdings, Inc. Class A (a)	111,280	3,692,270
Ocwen Financial Corp. (a)	7,612	186,570
Paymentus Holdings, Inc. Class A (a)	24,254	453,792
Payoneer Global, Inc. (a)	358,817	2,149,314
PayPal Holdings, Inc. (a)	1,456,407	91,739,077
Paysign, Inc. (a)	42,145	190,917
PennyMac Financial Services, Inc.	39,459	3,576,958
Priority Technology Holdings, Inc. (a)	17,410	79,564
Radian Group, Inc.	208,466	6,512,478
Remitly Global, Inc. (a)	185,335	2,408,428
Repay Holdings Corp. (a)	101,003	983,769
Rocket Companies, Inc. (a)(b)	172,280	2,394,692
Ryvyl, Inc. (a)	4,323	6,398
Security National Financial Corp. Class A	16,212	130,344
Sezzle, Inc. (b)	3,913	313,744
SHF Holdings, Inc. Class A (a)	12,966	9,465
Shift4 Payments, Inc. (a)(b)	77,418	5,208,683
SWK Holdings Corp. (a)	7,548	130,052
The OLB Group, Inc. (a)(b)	1,795	6,031
The Western Union Co.	476,355	6,097,344
Toast, Inc. (a)	508,934	12,331,471
Usio, Inc. (a)	22,710	35,882
UWM Holdings Corp. Class A	125,484	924,817
Velocity Financial, Inc. (a)	13,840	256,040
Visa, Inc. Class A (b)	2,148,723	585,441,069
Voya Financial, Inc.	139,913	10,608,204
Walker & Dunlop, Inc.	45,683	4,385,111
Waterstone Financial, Inc.	26,585	321,679
WEX, Inc. (a)	58,052	10,874,301
XBP Europe Holdings, Inc. Class A (a)	11,761	19,170
		2,755,944,012
Insurance - 2.3%
AFLAC, Inc.	715,326	64,286,348
Allstate Corp.	356,844	59,778,507
AMBAC Financial Group, Inc. (a)	60,612	1,074,045
American Coastal Insurance Cor (a)	27,339	322,600
American Financial Group, Inc.	88,604	11,510,546
American International Group, Inc.	953,365	75,144,229
Amerisafe, Inc.	25,838	1,132,480
Aon PLC	272,065	76,624,387
Arch Capital Group Ltd. (a)	504,380	51,764,519
Arthur J. Gallagher & Co.	294,822	74,687,257
Assurant, Inc.	70,526	12,234,145
Assured Guaranty Ltd.	73,728	5,730,140
Atlantic American Corp.	6,710	11,206
Axis Capital Holdings Ltd.	105,587	7,800,768
Brighthouse Financial, Inc. (a)	88,348	3,932,369
Brown & Brown, Inc.	321,351	28,764,128
Chubb Ltd.	550,624	149,119,992
Cincinnati Financial Corp.	213,254	25,074,405
Citizens, Inc. Class A (a)(b)	60,100	171,285
CNA Financial Corp.	38,209	1,755,321
CNO Financial Group, Inc.	146,706	4,208,995
Crawford & Co.:
Class A	18,589	168,788
Class B	9,523	81,707
Donegal Group, Inc. Class A	24,230	320,805
eHealth, Inc. (a)	38,121	225,676
Employers Holdings, Inc.	34,586	1,458,837
Enstar Group Ltd. (a)	18,063	5,656,248
Erie Indemnity Co. Class A	33,977	12,314,284
Everest Re Group Ltd.	58,945	23,043,369
F&G Annuities & Life, Inc. (b)	24,372	984,873
Fidelity National Financial, Inc.	351,306	17,691,770
First American Financial Corp.	140,156	7,789,870
Fundamental Global, Inc. (a)	20,802	25,586
Genworth Financial, Inc. Class A (a)	617,294	3,882,779
Globe Life, Inc.	116,376	9,631,278
GoHealth, Inc. (a)	6,744	70,610
Goosehead Insurance (a)(b)	33,495	2,160,428
Greenlight Capital Re, Ltd. (a)	36,485	484,886
Hagerty, Inc. Class A (a)(b)	34,178	328,792
Hanover Insurance Group, Inc.	48,788	6,436,601
Hartford Financial Services Group, Inc.	405,398	41,938,423
HCI Group, Inc.	9,203	882,384
Heritage Insurance Holdings, Inc. (a)	33,852	287,742
Hippo Holdings, Inc. (a)(b)	21,417	377,796
Horace Mann Educators Corp.	55,095	1,882,596
ICC Holdings, Inc. (a)	215	3,380
Investors Title Co.	1,938	356,786
James River Group Holdings Ltd.	50,605	395,225
Kemper Corp.	82,736	4,950,922
Kingstone Companies, Inc. (a)	12,782	61,609
Kingsway Financial Services, Inc. (a)	25,984	208,392
Kinsale Capital Group, Inc.	29,949	11,489,035
Lemonade, Inc. (a)(b)	85,487	1,411,390
Lincoln National Corp.	230,023	7,588,459
Loews Corp.	246,443	18,926,822
Maiden Holdings Ltd. (a)	112,692	240,034
Markel Group, Inc. (a)	17,863	29,323,722
Marsh & McLennan Companies, Inc.	668,411	138,748,755
MBIA, Inc.	59,180	334,367
Mercury General Corp.	36,625	2,044,774
MetLife, Inc.	833,690	60,334,145
National Western Life Group, Inc. Class A	2,971	1,457,276
NI Holdings, Inc. (a)	8,777	135,692
Old Republic International Corp.	354,028	11,251,010
Oscar Health, Inc. Class A (a)	197,831	3,948,707
Oxbridge Re Holdings Ltd. (a)	4,100	9,020
Palomar Holdings, Inc. (a)	33,924	2,878,112
Primerica, Inc.	47,606	10,753,719
Principal Financial Group, Inc.	298,064	24,453,171
ProAssurance Corp. (a)	68,665	986,716
Progressive Corp.	795,504	167,994,535
Prudential Financial, Inc.	490,180	58,993,163
Reinsurance Group of America, Inc.	89,603	18,798,709
Reliance Global Group, Inc. (a)(b)	496	134
RenaissanceRe Holdings Ltd.	71,606	16,316,143
RLI Corp.	54,848	8,006,711
Root, Inc. (a)(b)	10,828	550,496
Ryan Specialty Group Holdings, Inc. (b)	138,670	7,700,345
Safety Insurance Group, Inc.	20,102	1,554,890
Selective Insurance Group, Inc.	82,681	8,070,492
Selectquote, Inc. (a)	191,807	598,438
Siriuspoint Ltd. (a)	122,342	1,608,797
Skyward Specialty Insurance Group, Inc. (a)	49,891	1,861,932
Stewart Information Services Corp.	37,650	2,383,622
The Baldwin Insurance Group, Inc. Class A, (a)	88,050	2,965,524
The Travelers Companies, Inc.	309,994	66,865,706
Tiptree, Inc.	28,823	503,826
Trupanion, Inc. (a)(b)	48,793	1,457,447
United Fire Group, Inc.	28,992	645,072
Universal Insurance Holdings, Inc.	35,291	695,586
Unum Group	246,832	13,294,372
Vericity, Inc. (a)	325	3,673
W.R. Berkley Corp.	275,804	22,348,398
White Mountains Insurance Group Ltd.	3,448	6,230,536
Willis Towers Watson PLC	139,424	35,593,553
		1,570,587,140
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	121,345
AG Mortgage Investment Trust, Inc.	35,835	244,395
AGNC Investment Corp. (b)	940,068	9,015,252
Angel Oak Mortgage (REIT), Inc. (b)	32,197	401,497
Annaly Capital Management, Inc. (b)	679,433	13,384,830
Apollo Commercial Real Estate Finance, Inc. (b)	178,147	1,799,285
Arbor Realty Trust, Inc. (b)	258,171	3,531,779
Ares Commercial Real Estate Corp.	75,948	528,598
Armour Residential REIT, Inc. (b)	66,081	1,278,007
Blackstone Mortgage Trust, Inc. (b)	237,815	4,147,494
BrightSpire Capital, Inc.	180,088	1,089,532
Cherry Hill Mortgage Investment Corp.	43,889	158,878
Chimera Investment Corp.	102,623	1,221,214
Claros Mortgage Trust, Inc. (b)	165,624	1,306,773
Dynex Capital, Inc.	77,026	943,569
Ellington Financial LLC (b)	114,146	1,383,450
Ellington Residential Mortgage REIT (b)	27,691	195,498
Franklin BSP Realty Trust, Inc. (b)	113,488	1,445,837
Granite Point Mortgage Trust, Inc.	69,180	217,917
Great Ajax Corp.	35,582	120,623
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	151,343	5,038,208
Invesco Mortgage Capital, Inc.	68,082	632,482
KKR Real Estate Finance Trust, Inc.	79,516	752,221
Ladder Capital Corp. Class A	154,482	1,727,109
Lument Finance Trust, Inc.	56,829	142,073
Manhattan Bridge Capital, Inc.	12,875	67,336
MFA Financial, Inc.	138,975	1,487,033
New York Mortgage Trust, Inc.	122,494	728,839
Nexpoint Real Estate Finance, Inc.	13,552	192,709
Orchid Island Capital, Inc. (b)	71,264	605,744
PennyMac Mortgage Investment Trust	120,630	1,650,218
Ready Capital Corp.	217,027	1,801,324
Redwood Trust, Inc.	185,739	1,177,585
Rithm Capital Corp.	657,526	7,370,866
Sachem Capital Corp.	63,838	192,791
Seven Hills Realty Trust	19,133	242,415
Starwood Property Trust, Inc.	407,402	7,919,895
TPG RE Finance Trust, Inc.	82,112	704,521
Two Harbors Investment Corp.	139,893	1,797,625
		76,766,767
TOTAL FINANCIALS		9,382,441,245
HEALTH CARE - 11.9%
Biotechnology - 2.3%
180 Life Sciences Corp. (a)	77	125
2seventy bio, Inc. (a)(b)	67,987	287,585
4D Molecular Therapeutics, Inc. (a)	50,100	1,200,897
89Bio, Inc. (a)	106,984	845,174
Aadi Bioscience, Inc. (a)	26,524	47,743
AbbVie, Inc.	2,399,281	386,860,068
Abeona Therapeutics, Inc. (a)	30,582	133,949
Absci Corp. (a)	84,804	357,025
ABVC BioPharma, Inc. (a)(b)	2,520	2,001
ACADIA Pharmaceuticals, Inc. (a)	164,086	2,477,699
Acelyrin, Inc.	42,023	173,135
Aceragen, Inc. (a)(b)(c)	3,176	1,222
Achieve Life Sciences, Inc. (a)	27,553	143,827
Acrivon Therapeutics, Inc. (a)	13,764	106,258
Actinium Pharmaceuticals, Inc. (a)	36,329	296,081
Acumen Pharmaceuticals, Inc. (a)	35,201	103,491
Acurx Pharmaceuticals, Inc. (a)(b)	15,352	38,534
Adicet Bio, Inc. (a)	84,102	121,948
ADMA Biologics, Inc. (a)	288,327	2,753,523
Adverum Biotechnologies, Inc. (a)	24,805	196,456
Aeon Biopharma, Inc. (a)	24,097	38,073
Aerovate Therapeutics, Inc. (a)	18,274	318,881
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (b)	22,807	357,842
Agios Pharmaceuticals, Inc. (a)	76,859	2,793,056
Aileron Therapeutics, Inc. (a)	4,301	13,763
AIM ImmunoTech, Inc. (a)	48,657	17,614
Ainos, Inc. (a)	1,015	873
Akebia Therapeutics, Inc. (a)	228,939	256,412
Akero Therapeutics, Inc. (a)	90,352	1,700,425
Alaunos Therapeutics, Inc. (a)(b)	20,823	22,697
Aldeyra Therapeutics, Inc. (a)	62,893	242,767
Alector, Inc. (a)	100,470	494,312
Aligos Therapeutics, Inc. Class A, (a)	46,225	27,273
Alkermes PLC (a)	227,286	5,318,492
Allakos, Inc. (a)	91,095	113,869
Allogene Therapeutics, Inc. (a)(b)	153,511	383,778
Allovir, Inc. (a)	76,175	57,505
Alnylam Pharmaceuticals, Inc. (a)	170,705	25,337,743
Altimmune, Inc. (a)(b)	72,569	544,993
ALX Oncology Holdings, Inc. (a)	35,920	381,830
Alzamend Neuro, Inc. (a)	5,878	3,468
Amgen, Inc.	727,040	222,365,184
Amicus Therapeutics, Inc. (a)	357,906	3,507,479
AnaptysBio, Inc. (a)	25,590	612,625
Anavex Life Sciences Corp. (a)(b)	110,244	447,591
Anika Therapeutics, Inc. (a)	21,520	551,988
Anixa Biosciences, Inc. (a)	41,099	99,871
Annexon, Inc. (a)	83,671	404,131
Annovis Bio, Inc. (a)(b)	10,046	65,801
Apellis Pharmaceuticals, Inc. (a)	138,771	5,446,762
Apogee Therapeutics, Inc.	35,492	1,619,855
Applied Therapeutics, Inc. (a)	74,497	318,847
Aprea Therapeutics, Inc. (a)	1,748	8,338
Aptevo Therapeutics, Inc. (a)	96	68
AquaBounty Technologies, Inc. (a)(b)	4,471	7,824
Aravive, Inc. (a)(c)	41,978	1,683
Arbutus Biopharma Corp. (a)	182,190	612,158
ARCA Biopharma, Inc. (a)(b)	14,897	55,119
Arcellx, Inc. (a)	46,450	2,415,400
Arcturus Therapeutics Holdings, Inc. (a)	32,711	1,269,514
Arcus Biosciences, Inc. (a)	73,024	1,100,472
Arcutis Biotherapeutics, Inc. (a)	137,373	1,148,438
Ardelyx, Inc. (a)	317,141	2,175,587
Armata Pharmaceuticals, Inc. (a)	15,782	42,927
ArriVent Biopharma, Inc. (b)	13,948	270,731
Arrowhead Pharmaceuticals, Inc. (a)	168,635	3,870,173
Ars Pharmaceuticals, Inc. (a)(b)	68,598	609,150
Assembly Biosciences, Inc. (a)	6,601	100,005
Astria Therapeutics, Inc. (a)	57,341	543,019
Atara Biotherapeutics, Inc. (a)	139,775	78,400
Atossa Therapeutics, Inc. (a)(b)	153,458	199,495
aTyr Pharma, Inc. (a)	65,905	114,016
Aura Biosciences, Inc. (a)	48,896	359,386
Avalo Therapeutics, Inc. (a)(b)	1,032	11,796
Avid Bioservices, Inc. (a)	85,016	687,779
Avidity Biosciences, Inc. (a)	91,216	2,450,062
Avita Medical, Inc. (a)	34,188	328,547
AVROBIO, Inc. (a)	48,064	71,135
Beam Therapeutics, Inc. (a)	92,402	2,201,016
Benitec Biopharma, Inc. (a)(b)	3,360	25,704
Bio-Path Holdings, Inc. (a)	485	999
bioAffinity Technologies, Inc. (a)(b)	7,123	17,095
BioAtla, Inc. (a)(b)	52,298	78,970
BioCardia, Inc. (a)	954	4,407
BioCryst Pharmaceuticals, Inc. (a)	280,921	1,814,750
Biogen, Inc. (a)	196,943	44,300,358
Biohaven Ltd. (a)	98,398	3,453,770
BioMarin Pharmaceutical, Inc. (a)	256,186	19,231,883
Biomea Fusion, Inc. (a)(b)	32,110	337,797
Biora Therapeutics, Inc. (a)(b)	14,081	9,009
BioRestorative Therapies, Inc. (a)	1,385	1,731
BioVie, Inc. (a)	14,488	6,599
BioXcel Therapeutics, Inc. (a)(b)	27,351	49,505
Black Diamond Therapeutics, Inc. (a)	47,066	224,975
bluebird bio, Inc. (a)(b)	270,994	244,816
Blueprint Medicines Corp. (a)	82,745	8,734,562
Bolt Biotherapeutics, Inc. (a)	29,669	22,451
BrainStorm Cell Therpeutic, Inc. (a)	45,963	22,366
BridgeBio Pharma, Inc. (a)	175,530	4,916,595
C4 Therapeutics, Inc. (a)(b)	61,274	306,370
Cabaletta Bio, Inc. (a)	50,385	513,423
Calidi Biotherapeutics, Inc. Class A (a)(b)	4,872	926
Candel Therapeutics, Inc. (a)(b)	20,160	179,424
Capricor Therapeutics, Inc. (a)(b)	41,223	234,147
Cardiff Oncology, Inc. (a)(b)	55,460	176,363
Cardio Diagnostics Holdings, Inc. (a)	20,997	14,545
CareDx, Inc. (a)	73,302	953,659
Cargo Therapeutics, Inc. (b)	27,726	526,794
Caribou Biosciences, Inc. (a)(b)	110,309	317,690
Carisma Therapeutics, Inc. (a)(b)	28,453	37,842
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
Carmell Therapeutics Corp. Class A (a)	752	1,872
Cartesian Therapeutics, Inc. (b)	4,852	168,461
Cartesian Therapeutics, Inc. rights (a)(c)	145,588	20,382
Catalyst Pharmaceutical Partners, Inc. (a)	153,150	2,476,436
Cel-Sci Corp. (a)(b)	64,889	78,516
Celcuity, Inc. (a)	20,826	329,051
Celldex Therapeutics, Inc. (a)	86,616	2,884,313
Cellectar Biosciences, Inc. (a)	32,590	100,703
Celularity, Inc. Class A (a)(b)	15,292	47,558
Century Therapeutics, Inc. (a)	28,584	84,894
Cerevel Therapeutics Holdings (a)	120,403	4,905,218
Cervomed, Inc. (a)	2,631	49,831
CG Oncology, Inc.	27,540	897,253
Checkpoint Therapeutics, Inc. (a)	23,840	45,296
Chimerix, Inc. (a)	110,664	106,990
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cibus, Inc. (a)	23,674	342,326
Cidara Therapeutics, Inc. (a)(b)	5,835	74,046
Clene, Inc. (a)	103,940	34,196
Coeptis Therapeutics Holdings (a)(b)	20,353	5,503
Cogent Biosciences, Inc. (a)	101,363	811,918
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
Coherus BioSciences, Inc. (a)(b)	127,692	232,399
Compass Therapeutics, Inc. (a)	129,825	183,053
Corbus Pharmaceuticals Holdings, Inc. (a)	14,054	601,511
Corvus Pharmaceuticals, Inc. (a)	47,717	103,069
Coya Therapeutics, Inc. (a)	18,670	142,265
Creative Medical Technology Holdings, Inc. (a)(b)	725	3,154
Crinetics Pharmaceuticals, Inc. (a)	79,501	3,530,639
CRISPR Therapeutics AG (a)(b)	108,164	5,812,733
Cue Biopharma, Inc. (a)(b)	59,516	97,011
Cullinan Oncology, Inc. (a)	45,936	1,079,496
Curis, Inc. (a)	8,305	86,040
Cyclacel Pharmaceuticals, Inc. (a)(b)	567	1,497
Cyclerion Therapeutics, Inc. (a)	2,325	6,208
Cyclo Therapeutics, Inc. (a)(b)	17,413	22,289
Cyteir Therapeutics, Inc. (c)	28,186	0
Cytokinetics, Inc. (a)	146,795	7,121,025
CytomX Therapeutics, Inc. (a)(b)	96,449	163,963
Day One Biopharmaceuticals, Inc. (a)	75,221	998,183
Deciphera Pharmaceuticals, Inc. (a)	77,658	1,983,385
Denali Therapeutics, Inc. (a)	170,346	3,161,622
DermTech, Inc. (a)(b)	40,332	12,721
Design Therapeutics, Inc. (a)	32,728	132,548
DiaMedica Therapeutics, Inc. (a)	26,267	76,174
Dianthus Therapeutics, Inc. (a)	8,100	175,041
Dianthus Therapeutics, Inc. rights (a)(c)	47,835	0
Disc Medicine, Inc. (a)	16,893	573,517
Disc Medicine, Inc. rights (a)(c)	29,602	0
Dominari Holdings, Inc. (a)	4,839	10,694
Dyadic International, Inc. (a)	24,111	52,562
Dynavax Technologies Corp. (a)	173,655	2,082,123
Dyne Therapeutics, Inc. (a)	92,494	2,948,709
Eagle Pharmaceuticals, Inc. (a)(b)	14,113	48,972
Edesa Biotech, Inc. (a)	2,079	9,002
Editas Medicine, Inc. (a)(b)	109,468	569,234
Effector Therapeutics, Inc. Class A (a)(b)	2,434	3,894
Eledon Pharmaceuticals, Inc. (a)	35,219	96,852
Elevation Oncology, Inc. (a)	42,255	169,865
Elicio Therapeutics, Inc. (a)	8,565	67,664
Eliem Therapeutics, Inc. (a)	8,385	64,648
Elutia, Inc. (a)	6,944	22,568
Emergent BioSolutions, Inc. (a)(b)	69,751	397,581
Enanta Pharmaceuticals, Inc. (a)	26,244	327,263
Ensysce Biosciences, Inc. (a)	2,144	1,233
Entero Therapeutics, Inc. (a)	717	1,936
Entrada Therapeutics, Inc. (a)	26,185	405,082
Equillium, Inc. (a)	30,195	45,293
Erasca, Inc. (a)	233,206	587,679
Estrella Immunopharma, Inc. (a)	1,999	1,893
Eterna Therapeutics, Inc. (a)(b)	3,129	5,945
Exact Sciences Corp. (a)	245,935	11,177,746
Exagen, Inc. (a)	10,962	21,376
Exelixis, Inc. (a)	412,996	8,957,883
Exicure, Inc. (a)	5,595	2,485
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	112,382	413,566
FibroGen, Inc. (a)	117,753	141,304
Foghorn Therapeutics, Inc. (a)	27,268	158,972
Forte Biosciences, Inc. (a)	13,322	7,911
Fortress Biotech, Inc. (a)(b)	15,831	29,129
G1 Therapeutics, Inc. (a)(b)	59,085	194,981
Gain Therapeutics, Inc. (a)	14,927	38,064
Galectin Therapeutics, Inc. (a)(b)	66,052	179,661
Galecto, Inc. (a)	21,384	13,001
Galera Therapeutics, Inc. (a)(b)	42,334	9,106
Genelux Corp. (a)(b)	26,361	71,438
Generation Bio Co. (a)	65,732	209,028
Genprex, Inc. (a)(b)	1,363	4,239
GeoVax Labs, Inc. (a)	2,072	3,771
Geron Corp. (a)	655,569	2,327,270
Gilead Sciences, Inc.	1,693,588	108,846,901
GlycoMimetics, Inc. (a)(b)	64,457	17,468
Gossamer Bio, Inc. (a)	270,445	159,563
Greenwich Lifesciences, Inc. (a)(b)	7,390	109,594
Gritstone Bio, Inc. (a)(b)	117,649	91,025
Gt Biopharma, Inc. (a)	1,152	4,320
Gyre Therapeutics, Inc. (a)(b)	16,425	186,588
Gyre Therapeutics, Inc. rights (a)(c)	34,507	0
Halozyme Therapeutics, Inc. (a)	179,629	7,955,768
HCW Biologics, Inc. (a)	7,752	8,450
Heron Therapeutics, Inc. (a)(b)	206,144	762,733
HilleVax, Inc. (a)	35,347	429,113
Hookipa Pharma, Inc. (a)	89,620	71,158
Humacyte, Inc. Class A (a)	84,260	630,265
iBio, Inc. (a)(b)	474	1,128
Ideaya Biosciences, Inc. (a)	100,139	3,660,080
IGM Biosciences, Inc. (a)(b)	20,786	173,147
Immix Biopharma, Inc. (a)	16,321	34,437
Immucell Corp. (a)	7,193	30,570
Immuneering Corp. (a)	28,314	39,356
Immunic, Inc. (a)	114,505	141,986
ImmunityBio, Inc. (a)(b)	209,470	1,344,797
Immunome, Inc. (a)	54,489	814,066
Immunovant, Inc. (a)	76,760	1,948,936
Imunon, Inc. (a)	5,191	7,475
In8bio, Inc. (a)	36,345	43,251
Incyte Corp. (a)	252,977	14,619,541
Indaptus Therapeutics, Inc. (a)(b)	9,314	22,074
Inhibikase Therapeutics, Inc. (a)(b)	3,236	5,954
Inmune Bio, Inc. (a)(b)	15,612	147,533
Inovio Pharmaceuticals, Inc. (a)(b)	30,696	310,950
Inozyme Pharma, Inc. (a)	60,984	293,943
Insmed, Inc. (a)	194,723	10,719,501
Instil Bio, Inc. (a)	4,616	49,345
Intellia Therapeutics, Inc. (a)	123,316	2,636,496
Intensity Therapeutics, Inc.	5,504	27,355
Invivyd, Inc. (a)	73,962	136,090
Ionis Pharmaceuticals, Inc. (a)	195,730	7,353,576
Iovance Biotherapeutics, Inc. (a)	330,948	2,938,818
Ironwood Pharmaceuticals, Inc. Class A (a)	183,872	1,158,394
iTeos Therapeutics, Inc. (a)	36,308	607,796
Janux Therapeutics, Inc. (a)	31,609	1,691,082
Jasper Therapeutics, Inc. (a)	16,127	418,657
Kala Bio, Inc. (a)	2,514	16,894
Kalvista Pharmaceuticals, Inc. (a)(b)	32,964	384,690
Karyopharm Therapeutics, Inc. (a)(b)	149,381	144,765
Keros Therapeutics, Inc. (a)	35,663	1,671,525
Kezar Life Sciences, Inc. (a)	77,339	53,673
Kineta, Inc. (a)(b)	2,884	1,340
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Ltd. (a)	42,152	801,310
Kintara Therapeutics, Inc. (a)(b)	1,860	577
Kodiak Sciences, Inc. (a)	43,187	137,335
Korro Bio, Inc. (a)(b)	7,193	369,001
Korro Bio, Inc. rights (a)(c)	44,231	0
Kronos Bio, Inc. (a)	56,060	44,287
Krystal Biotech, Inc. (a)	33,487	5,359,594
Kura Oncology, Inc. (a)	104,925	2,162,504
Kymera Therapeutics, Inc. (a)(b)	57,458	1,844,976
Kyverna Therapeutics, Inc. (b)	20,417	255,825
Lantern Pharma, Inc. (a)	8,533	51,795
Larimar Therapeutics, Inc. (a)	75,408	603,264
Leap Therapeutics, Inc. (a)(b)	27,450	66,704
Lenz Therapeutics, Inc.	4,871	74,478
Lexeo Therapeutics, Inc.	12,841	213,546
Lexicon Pharmaceuticals, Inc. (a)(b)	165,129	280,719
Lineage Cell Therapeutics, Inc. (a)(b)	258,775	258,775
Lisata Therapeutics, Inc. (a)	4,412	12,971
Longeveron, Inc. (a)(b)	641	705
Lumos Pharma, Inc. (a)	5,367	12,076
Lyell Immunopharma, Inc. (a)	216,914	600,852
Macrogenics, Inc. (a)	83,046	339,658
Madrigal Pharmaceuticals, Inc. (a)(b)	21,258	5,020,289
Maia Biotechnology, Inc. (a)	17,213	81,762
MannKind Corp. (a)	364,701	1,703,154
Marker Therapeutics, Inc. (a)	9,019	34,904
Matinas BioPharma Holdings, Inc. (a)	314,858	51,542
MediciNova, Inc. (a)	61,142	83,153
Medipacific, Inc. rights (a)(c)	30,820	0
MEI Pharma, Inc.	7,381	21,110
Merrimack Pharmaceuticals, Inc. (a)(c)	19,085	0
Mersana Therapeutics, Inc. (a)	134,204	312,695
Metagenomi, Inc. (b)	9,138	58,300
MiMedx Group, Inc. (a)	156,947	1,122,171
Mineralys Therapeutics, Inc. (a)	18,100	231,137
Minerva Neurosciences, Inc. (a)	7,028	17,921
MiNK Therapeutics, Inc. (a)(b)	11,662	11,312
Mirum Pharmaceuticals, Inc. (a)(b)	50,241	1,207,291
Moderna, Inc. (a)	450,883	64,273,372
Molecular Templates, Inc. (a)(b)	3,880	4,734
Moleculin Biotech, Inc. (a)	2,418	11,534
Monopar Therapeutics, Inc. (a)	4,737	2,895
Monte Rosa Therapeutics, Inc. (a)	43,652	179,846
Morphic Holding, Inc. (a)	55,160	1,675,209
Mural Oncology PLC	22,528	75,694
Mustang Bio, Inc. (a)(b)	5,569	1,120
Myriad Genetics, Inc. (a)	120,205	2,735,866
NanoViricides, Inc. (a)	15,314	36,754
Natera, Inc. (a)	153,569	16,359,706
Neubase Therapeutics, Inc. (a)(c)	1,425	523
Neurobo Pharmaceuticals, Inc. (a)	3,371	12,844
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	135,397	18,334,108
Neurogene, Inc. (a)	12,433	467,481
Neurogene, Inc. rights (a)(c)	7,393	0
Neximmune, Inc. (a)	263	805
NextCure, Inc. (a)	24,411	37,593
Nkarta, Inc. (a)	60,320	409,573
NKGen Biotech, Inc. (a)(b)	7,519	12,557
Novavax, Inc. (a)(b)	161,927	2,433,763
Nurix Therapeutics, Inc. (a)	73,818	1,162,634
Nuvalent, Inc. Class A (a)	43,869	2,878,684
Nuvectis Pharma, Inc. (a)(b)	6,409	43,389
Ocean Biomedical, Inc. Class A (a)(b)	13,056	19,192
Ocugen, Inc. (a)(b)	349,446	604,542
Olema Pharmaceuticals, Inc. (a)(b)	69,074	668,636
Omega Therapeutics, Inc. (a)(b)	28,054	55,547
Omniab, Inc. (a)(c)	7,074	29,499
Omniab, Inc. (a)(c)	7,074	27,589
OncoCyte Corp. (a)(b)	7,280	19,947
Onconetix, Inc. (a)(b)	6,658	1,374
Oncternal Therapeutics, Inc. (a)	3,304	30,430
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	273	835
Oragenics, Inc. (a)	2,808	5,672
Organogenesis Holdings, Inc. Class A (a)	99,692	274,153
Organovo Holdings, Inc. (a)(b)	9,550	9,390
Orgenesis, Inc. (a)	28,411	14,629
ORIC Pharmaceuticals, Inc. (a)	58,837	528,945
Outlook Therapeutics, Inc. (a)(b)	8,227	58,165
Ovid Therapeutics, Inc. (a)	73,500	224,910
Palatin Technologies, Inc. (a)(b)	15,883	28,589
Pasithea Therapeutics Corp. (a)	960	5,328
Passage Bio, Inc. (a)	44,135	50,314
PDL BioPharma, Inc. (a)(c)	91,243	14,832
PDS Biotechnology Corp. (a)(b)	41,270	122,985
PepGen, Inc. (a)	23,611	385,568
Perspective Therapeutics, Inc. (a)	594,937	821,013
PharmaCyte Biotech, Inc. (a)	21,092	41,340
Phio Pharmaceuticals Corp. (a)	463	338
Pieris Pharmaceuticals, Inc. (a)	1,087	11,033
Plus Therapeutics, Inc. (a)(b)	3,964	8,760
PMV Pharmaceuticals, Inc. (a)	54,945	100,000
Poseida Therapeutics, Inc. (a)	92,875	277,696
Praxis Precision Medicines, Inc. (a)	21,727	1,031,163
Precigen, Inc. (a)	177,164	248,030
Precision BioSciences, Inc. (a)	3,897	50,271
Prelude Therapeutics, Inc. (a)	23,067	88,808
Prime Medicine, Inc. (a)(b)	49,775	322,542
ProKidney Corp. Class A (a)(b)	43,392	151,004
Protagenic Therapeutics, Inc. (a)	3,289	4,341
Protagonist Therapeutics, Inc. (a)	79,242	2,230,662
Protara Therapeutics, Inc. (a)(b)	13,148	36,946
Prothena Corp. PLC (a)	52,471	1,091,922
PTC Therapeutics, Inc. (a)	103,030	3,746,171
Puma Biotechnology, Inc. (a)	54,472	209,717
Pyxis Oncology, Inc. (a)(b)	41,680	155,883
Q32 Bio, Inc. (a)	2,621	66,836
Q32 Bio, Inc. rights (a)(c)	47,190	0
Qualigen Therapeutics, Inc. (a)	2,925	790
Quince Therapeutics, Inc. (a)(b)	30,058	24,948
Rallybio Corp. (a)	26,662	44,526
RAPT Therapeutics, Inc. (a)	39,696	159,181
Recursion Pharmaceuticals, Inc. Class A (a)(b)	214,703	1,777,741
Regeneron Pharmaceuticals, Inc. (a)	143,577	140,728,432
REGENXBIO, Inc. (a)	54,328	779,607
Regulus Therapeutics, Inc. (a)	19,436	44,508
Relay Therapeutics, Inc. (a)	132,333	848,255
Reneo Pharmaceuticals, Inc. (a)(b)	25,468	42,277
Renovaro, Inc. (a)	49,742	74,116
RenovoRx, Inc. (a)	11,379	13,200
Repligen Corp. (a)	70,576	10,522,176
Replimune Group, Inc. (a)	70,193	369,917
Revolution Medicines, Inc. (a)	176,222	6,754,589
Rezolute, Inc. (a)	47,166	190,079
Rhythm Pharmaceuticals, Inc. (a)	68,988	2,461,492
Rigel Pharmaceuticals, Inc. (a)	233,235	228,057
Rocket Pharmaceuticals, Inc. (a)	92,155	1,964,745
Roivant Sciences Ltd. (a)	458,125	4,746,175
S.A.B. Biotherapeutics, Inc. (a)	3,945	10,415
Sage Therapeutics, Inc. (a)	69,877	776,333
Sagimet Biosciences, Inc. (b)	20,905	111,424
Salarius Pharmaceuticals, Inc. (a)	2,468	1,143
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	142,386	1,067,895
Sangamo Therapeutics, Inc. (a)	205,883	116,200
Sarepta Therapeutics, Inc. (a)	127,204	16,518,711
Savara, Inc. (a)	129,653	530,281
Scholar Rock Holding Corp. (a)	64,412	604,829
Scorpius Holdings, Inc. (a)(b)	29,127	3,233
Sellas Life Sciences Group, Inc. (a)(b)	49,060	69,175
Sensei Biotherapeutics, Inc. (a)	17,480	12,928
Senti Biosciences, Inc. (a)(b)	31,578	9,473
Sera Prognostics, Inc. (a)	26,120	235,080
Seres Therapeutics, Inc. (a)(b)	128,822	128,822
Serina Therapeutics, Inc. (a)	290	2,729
Serina Therapeutics, Inc. warrants 7/31/25 (a)	174	575
Shattuck Labs, Inc. (a)	58,628	432,675
Silo Pharma, Inc. (a)	996	2,072
Soleno Therapeutics, Inc. (a)	20,270	852,962
Solid Biosciences, Inc. (a)	29,075	240,160
Soligenix, Inc. (a)	9,265	2,918
Sonnet Biotherapeutics Holding (a)(b)	2,785	4,372
Spectrum Pharmaceuticals, Inc. rights (a)(c)	247,249	2
Spero Therapeutics, Inc. (a)	59,965	85,150
SpringWorks Therapeutics, Inc. (a)	87,050	3,609,093
Spruce Biosciences, Inc. (a)	24,008	17,792
Spyre Therapeutics, Inc. (a)	42,225	1,475,764
Spyre Therapeutics, Inc. rights (a)(c)	74,199	1
Stoke Therapeutics, Inc. (a)	37,519	548,528
Summit Therapeutics, Inc. (a)(b)	171,338	1,488,071
Surface Oncology, Inc. rights (a)(c)	58,553	1
Surrozen, Inc. (a)(b)	1,401	15,705
Sutro Biopharma, Inc. (a)	72,950	308,214
Synaptogenix, Inc. (a)(b)	289	1,286
Syndax Pharmaceuticals, Inc. (a)	110,604	2,131,339
Synlogic, Inc. (a)	6,682	10,424
Syros Pharmaceuticals, Inc. (a)(b)	31,173	158,982
T2 Biosystems, Inc. (a)(b)	3,706	19,049
Tango Therapeutics, Inc. (a)	65,834	455,571
Taysha Gene Therapies, Inc. (a)	122,997	421,880
Tempest Therapeutics, Inc. (a)(b)	16,762	55,650
Tenaya Therapeutics, Inc. (a)	69,463	292,439
TG Therapeutics, Inc. (a)	181,098	2,951,897
Theriva Biologics, Inc. (a)(b)	14,857	3,716
TONIX Pharmaceuticals Holding (a)(b)	23,195	3,778
Tourmaline Bio, Inc.	21,685	298,602
TRACON Pharmaceuticals, Inc. (a)(b)	1,080	1,382
Travere Therapeutics, Inc. (a)	92,104	683,412
Trevena, Inc. (a)	7,358	2,870
TriSalus Life Sciences, Inc. Class A (a)	15,935	114,095
TScan Therapeutics, Inc. (a)	52,961	452,817
Turnstone Biologics Corp.	9,118	23,798
Twist Bioscience Corp. (a)(b)	78,814	3,302,307
Tyra Biosciences, Inc. (a)	29,265	474,678
Ultragenyx Pharmaceutical, Inc. (a)	112,435	4,513,141
Unicycive Therapeutics, Inc. (a)	27,709	24,384
uniQure B.V. (a)	60,731	300,618
United Therapeutics Corp. (a)	63,893	17,578,881
United Therapeutics Corp. rights (a)(c)	29,360	0
UNITY Biotechnology, Inc. (a)	16,276	25,228
Vaccinex, Inc. (a)(b)	345	2,339
Vanda Pharmaceuticals, Inc. (a)	75,769	387,180
Vaxart, Inc. (a)(b)	248,869	202,828
Vaxcyte, Inc. (a)	133,054	9,349,705
VBI Vaccines, Inc. (a)	13,997	8,573
Vera Therapeutics, Inc. (a)	59,449	2,258,468
Veracyte, Inc. (a)	104,252	2,163,229
Verastem, Inc. (a)	31,517	124,807
Vericel Corp. (a)	65,391	3,119,151
Vertex Pharmaceuticals, Inc. (a)	350,225	159,471,452
Verve Therapeutics, Inc. (a)(b)	80,801	419,357
Vigil Neuroscience, Inc. (a)	17,256	54,874
Viking Therapeutics, Inc. (a)	145,449	9,055,655
Vincerx Pharma, Inc. (a)	24,738	15,610
Vir Biotechnology, Inc. (a)	115,642	1,187,643
Viracta Therapeutics, Inc. (a)	28,467	19,927
Viridian Therapeutics, Inc. (a)	74,289	887,754
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)	26,275	5,654
VistaGen Therapeutics, Inc. (a)	36,806	142,071
Vor Biopharma, Inc. (a)(b)	50,115	67,655
Voyager Therapeutics, Inc. (a)	66,563	559,129
vTv Therapeutics, Inc. Class A (a)(b)	798	18,617
Werewolf Therapeutics, Inc. (a)	35,581	183,954
X4 Pharmaceuticals, Inc. (a)	185,713	187,570
Xbiotech, Inc. (a)(b)	27,909	202,340
Xencor, Inc. (a)	82,331	1,956,185
Xenetic Biosciences, Inc. (a)	714	2,785
Xilio Therapeutics, Inc. (a)(b)	15,374	16,604
XOMA Corp. (a)(b)	10,782	278,068
Y-mAbs Therapeutics, Inc. (a)	39,256	474,998
Zentalis Pharmaceuticals, Inc. (a)	75,870	901,336
Zura Bio Ltd. Class A (a)	37,536	197,064
		1,599,828,669
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,359,070	241,073,363
Accelerate Diagnostics, Inc. (a)(b)	14,159	16,849
Accuray, Inc. (a)	144,478	255,726
Aethlon Medical, Inc. (a)(b)	1,575	688
Align Technology, Inc. (a)	96,783	24,893,555
Alphatec Holdings, Inc. (a)	130,251	1,264,737
Angiodynamics, Inc. (a)	53,910	340,172
Apyx Medical Corp. (a)	40,265	66,437
Artivion, Inc. (a)	52,768	1,245,325
Asensus Surgical, Inc. (a)(b)	331,322	73,388
Aspira Women's Health, Inc. (a)(b)	9,393	23,201
Atricure, Inc. (a)	65,103	1,467,422
Atrion Corp. (b)	1,808	832,132
Avanos Medical, Inc. (a)	62,641	1,247,182
Avinger, Inc. (a)(b)	1,338	2,870
AxoGen, Inc. (a)	60,263	411,596
Axonics, Inc. (a)	68,995	4,628,875
Baxter International, Inc.	690,321	23,533,043
Becton, Dickinson & Co.	392,598	91,070,958
Beyond Air, Inc. (a)(b)	34,969	44,760
BioLase Technology, Inc. (a)(b)	2,026	346
Biomerica, Inc. (a)	19,838	11,518
BioSig Technologies, Inc. (a)(b)	8,874	17,837
Bioventus, Inc. (a)	44,636	298,615
Bluejay Diagnostics, Inc. (a)(b)	421	223
Boston Scientific Corp. (a)	1,990,632	150,432,060
Butterfly Network, Inc. Class A (a)(b)	208,199	207,137
Catheter Precision, Inc. (a)(b)	480	240
Cerus Corp. (a)	244,591	437,818
ClearPoint Neuro, Inc. (a)(b)	36,116	196,110
Co.-Diagnostics, Inc. (a)	42,475	44,599
CONMED Corp.	41,652	3,183,879
Cue Health, Inc. (a)(b)	120,599	8,152
Cutera, Inc. (a)(b)	21,468	46,156
CVRx, Inc. (a)	15,336	106,585
CytoSorbents Corp. (a)(b)	49,678	44,715
Delcath Systems, Inc. (a)	32,102	226,319
Dentsply Sirona, Inc.	287,793	8,061,082
DexCom, Inc. (a)	523,946	62,229,066
Edwards Lifesciences Corp. (a)	824,236	71,617,866
Ekso Bionics Holdings, Inc. (a)	16,593	19,082
electroCore, Inc. (a)	6,251	40,194
Electromed, Inc. (a)	9,059	132,443
Embecta Corp.	78,850	975,375
ENDRA Life Sciences, Inc. (a)(b)	9,530	2,564
Enovis Corp. (a)	67,741	3,405,340
Envista Holdings Corp. (a)	234,322	4,536,474
Envoy Medical, Inc. Class A (a)(b)	11,253	26,670
Envveno Medical Corp. (a)	16,259	77,555
Femasys, Inc. (a)(b)	23,734	28,006
Fonar Corp. (a)	9,714	151,441
Fractyl Health, Inc. (b)	10,965	73,904
GE Healthcare Technologies, Inc.	575,443	44,884,554
Glaukos Corp. (a)	66,456	7,490,920
Globus Medical, Inc. (a)	156,891	10,528,955
Haemonetics Corp. (a)	69,111	5,810,853
Heartbeam, Inc. (a)	29,154	81,048
Helius Medical Technologies, Inc. (U.S.) (a)	800	1,128
Hologic, Inc. (a)	318,531	23,501,217
Hyperfine, Inc. (a)	64,196	53,668
ICU Medical, Inc. (a)	27,724	2,948,170
IDEXX Laboratories, Inc. (a)	112,836	56,073,850
Impact Biomedical, Inc. (c)	5,820	0
Inari Medical, Inc. (a)	69,877	3,493,850
Inogen, Inc. (a)	32,002	265,617
Inspire Medical Systems, Inc. (a)	40,233	6,388,598
Insulet Corp. (a)	94,894	16,814,268
Integer Holdings Corp. (a)	45,441	5,509,267
Integra LifeSciences Holdings Corp. (a)	92,730	2,865,357
Intelligent Bio Solutions, Inc. (a)	663	1,558
Intuitive Surgical, Inc. (a)	478,754	192,516,558
INVO Bioscience, Inc. (a)(b)	6,166	5,303
IRadimed Corp.	10,753	456,680
iRhythm Technologies, Inc. (a)	41,770	3,684,532
Iridex Corp. (a)	16,065	39,038
Kewaunee Scientific Corp. (a)	2,124	91,247
Know Labs, Inc. (a)(b)	24,440	13,931
KORU Medical Systems, Inc. (a)	54,214	115,476
Lantheus Holdings, Inc. (a)	93,179	7,624,838
LeMaitre Vascular, Inc.	27,228	2,147,745
LENSAR, Inc. (a)	11,985	56,330
LivaNova PLC (a)	73,521	4,489,927
LogicMark, Inc. (a)	489	386
Lucid Diagnostics, Inc. (a)(b)	12,237	10,897
Masimo Corp. (a)	60,380	7,517,310
Medtronic PLC	1,806,500	146,994,905
Merit Medical Systems, Inc. (a)	78,696	6,386,180
Microbot Medical, Inc. (a)	16,467	16,467
Milestone Scientific, Inc. (a)	56,201	40,909
Modular Medical, Inc. (a)	22,838	37,226
Myomo, Inc. (a)(b)	29,515	100,646
NanoVibronix, Inc. (a)	1,540	1,246
Neogen Corp. (a)	268,991	3,537,232
NeuroMetrix, Inc. (a)(b)	959	3,625
Neuronetics, Inc. (a)	38,614	74,139
NeuroOne Medical Technologies Corp. (a)(b)	30,406	28,275
NeuroPace, Inc. (a)	14,160	97,846
Nevro Corp. (a)	48,503	453,503
NEXGEL, Inc. (a)	5,058	10,521
Novocure Ltd. (a)	132,600	2,918,526
Nuwellis, Inc. (a)	599	157
Omnicell, Inc. (a)	62,357	2,032,215
OraSure Technologies, Inc. (a)	98,397	465,418
Orchestra BioMed Holdings, Inc. (a)(b)	35,386	245,225
Orthofix Medical, Inc. (a)	49,272	676,505
OrthoPediatrics Corp. (a)	21,166	668,422
Outset Medical, Inc. (a)(b)	67,913	253,315
Owlet, Inc. Class A (a)(b)	5,880	21,697
Paragon 28, Inc. (a)	50,155	385,692
PAVmed, Inc. (a)(b)	9,304	13,491
Penumbra, Inc. (a)	52,488	9,944,901
Precision Optics Corp., Inc. (a)	344	2,212
Predictive Oncology, Inc. (a)(b)	4,632	6,624
Pro-Dex, Inc. (a)	3,251	64,077
PROCEPT BioRobotics Corp. (a)	59,968	3,981,875
Pulmonx Corp. (a)	51,599	374,093
Pulse Biosciences, Inc. (a)(b)	23,754	274,359
Pulse Biosciences, Inc. rights (a)	23,754	3,999
QuidelOrtho Corp. (a)	67,797	2,995,949
Reshape Lifesciences, Inc. (a)(b)	448	114
ResMed, Inc.	199,920	41,249,494
Retractable Technologies, Inc. (a)	21,929	23,025
Rockwell Medical, Inc. (a)	37,836	66,402
RxSight, Inc. (a)	31,019	1,813,681
Sanara Medtech, Inc. (a)(b)	5,030	149,391
SeaStar Medical Holding Corp. (Class A) (a)(b)	100,622	37,371
Semler Scientific, Inc. (a)	6,917	202,876
Senseonics Holdings, Inc. (a)(b)	715,157	307,518
Sensus Healthcare, Inc. (a)(b)	16,647	90,227
Shockwave Medical, Inc. (a)	50,547	16,933,245
SI-BONE, Inc. (a)	49,621	697,175
Sight Sciences, Inc. (a)	41,590	272,830
Silk Road Medical, Inc. (a)	52,771	1,147,242
Solventum Corp.	187,735	11,140,195
Spectral Ai, Inc. (a)	5,552	9,216
Staar Surgical Co. (a)(b)	66,601	2,765,940
Stereotaxis, Inc. (a)	92,305	178,149
STERIS PLC	134,315	29,936,127
STRATA Skin Sciences, Inc. (a)	13,340	4,954
Stryker Corp.	459,479	156,723,692
SurModics, Inc. (a)	19,639	826,016
Tactile Systems Technology, Inc. (a)	31,504	401,046
Talis Biomedical Corp. (a)	1,589	14,619
Tandem Diabetes Care, Inc. (a)	88,755	4,546,919
Tela Bio, Inc. (a)	22,896	126,615
Teleflex, Inc.	63,778	13,334,066
Tenon Medical, Inc. (a)	2,447	1,716
The Cooper Companies, Inc.	270,107	25,473,791
Thermogenesis Holdings, Inc. (a)	1,538	854
Tivic Health Systems, Inc. (a)(b)	1,717	707
TransMedics Group, Inc. (a)	44,424	6,059,434
Treace Medical Concepts, Inc. (a)	57,898	340,440
UFP Technologies, Inc. (a)	9,604	2,500,497
Utah Medical Products, Inc.	4,644	317,139
Varex Imaging Corp. (a)	54,456	841,345
Venus Concept, Inc. (a)	1,911	1,013
Vicarious Surgical, Inc. (a)	107,870	33,990
Vivani Medical, Inc. (a)	44,906	73,197
VolitionRx Ltd. (a)	74,273	52,414
Xtant Medical Holdings, Inc. (a)	8,826	6,355
Zimmer Biomet Holdings, Inc.	283,844	32,684,637
Zimvie, Inc. (a)	35,559	592,057
Zomedica Corp. (a)(b)	1,260,724	210,163
Zynex, Inc. (a)(b)	25,684	260,693
		1,640,174,785
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)(b)	415,712	226,646
Acadia Healthcare Co., Inc. (a)	125,483	8,644,524
Accolade, Inc. (a)	94,257	667,340
AdaptHealth Corp. (a)	110,782	1,050,213
Addus HomeCare Corp. (a)	21,741	2,496,084
agilon health, Inc. (a)(b)	410,717	2,587,517
AirSculpt Technologies, Inc. (a)(b)	16,213	66,635
Alignment Healthcare, Inc. (a)	133,629	1,052,997
Amedisys, Inc. (a)	44,183	4,027,280
American Oncology Network, Inc. Class A, (a)(b)	629	2,101
AMN Healthcare Services, Inc. (a)	51,573	2,884,994
Astrana Health, Inc. (a)(b)	57,513	2,382,764
ATI Physical Therapy, Inc. (a)(b)	1,773	8,439
Aveanna Healthcare Holdings, Inc. (a)	71,326	186,161
Biodesix, Inc. (a)	33,186	47,456
BrightSpring Health Services, Inc.	71,763	807,334
Brookdale Senior Living, Inc. (a)	259,380	1,740,440
Cardinal Health, Inc.	330,694	32,827,993
CareMax, Inc. Class A (a)(b)	3,322	9,733
Castle Biosciences, Inc. (a)	36,473	848,362
Cencora, Inc.	224,863	50,947,210
Centene Corp. (a)	726,454	52,006,842
Chemed Corp.	20,480	11,353,498
Cigna Group	397,503	136,987,484
Clover Health Investments Corp. (a)(b)	459,810	505,791
Community Health Systems, Inc. (a)	168,383	666,797
Corvel Corp. (a)	12,462	2,989,011
Cosmos Health, Inc. (a)(b)	14,502	10,002
Cross Country Healthcare, Inc. (a)	44,424	671,691
Cryo-Cell International, Inc. (a)	1,103	9,067
CVS Health Corp.	1,710,042	101,918,503
DaVita, Inc. (a)	73,152	10,762,122
DocGo, Inc. Class A (a)	119,386	349,801
Elevance Health, Inc.	319,293	171,932,895
Encompass Health Corp.	136,215	11,767,614
Enhabit Home Health & Hospice (a)	67,388	619,296
Enzo Biochem, Inc. (a)(b)	52,369	62,319
Fulgent Genetics, Inc. (a)	27,137	560,379
GeneDx Holdings Corp. Class A (a)	25,422	498,525
Guardant Health, Inc. (a)	165,223	4,477,543
HCA Holdings, Inc.	269,139	91,439,975
HealthEquity, Inc. (a)	116,878	9,546,595
Henry Schein, Inc. (a)	176,545	12,241,630
Hims & Hers Health, Inc. (a)	199,609	3,876,407
Humana, Inc.	166,151	59,501,996
IMAC Holdings, Inc. (a)(b)	819	2,330
InfuSystems Holdings, Inc. (a)	28,343	202,369
Innovage Holding Corp. (a)	25,634	113,815
Labcorp Holdings, Inc.	115,321	22,477,216
LifeStance Health Group, Inc. (a)	121,771	678,264
McKesson Corp.	178,617	101,738,457
Modivcare, Inc. (a)	16,566	452,583
Molina Healthcare, Inc. (a)	78,868	24,810,295
MSP Recovery, Inc. Class A (a)	4,460	3,190
National Healthcare Corp. (b)	18,731	1,980,803
National Research Corp. Class A	19,589	550,059
NeoGenomics, Inc. (a)	174,376	2,390,695
Neuehealth, Inc. (a)(b)	4,466	26,796
Novo Integrated Sciences, Inc. (a)(b)	20,033	21,035
Nutex Health, Inc. (a)(b)	28,344	19,345
Ontrak, Inc. (a)(b)	1,299	326
Opko Health, Inc. (a)(b)	594,508	814,476
Option Care Health, Inc. (a)	241,167	7,191,600
Owens & Minor, Inc. (a)	104,508	1,821,574
P3 Health Partners, Inc. Class A (a)(b)	41,077	20,621
Patterson Companies, Inc.	113,262	2,785,113
Pediatrix Medical Group, Inc. (a)	111,202	812,887
Pennant Group, Inc. (a)	40,443	952,028
Performant Financial Corp. (a)	92,138	282,864
PetIQ, Inc. Class A (a)	34,676	719,874
Precipio, Inc. (a)(b)	1,032	5,944
Premier, Inc. Class A	163,998	3,102,842
Privia Health Group, Inc. (a)	140,683	2,443,664
Progyny, Inc. (a)	114,056	3,073,809
Psychemedics Corp.	3,421	8,210
Quest Diagnostics, Inc.	150,861	21,417,736
R1 RCM, Inc. (a)	268,943	3,458,607
RadNet, Inc. (a)	88,784	5,206,294
Regional Health Properties, Inc. (a)	1,040	2,548
Select Medical Holdings Corp.	143,541	4,959,342
Sonida Senior Living, Inc. (a)	9,208	254,509
Star Equity Holdings, Inc. (a)	11,072	9,522
SunLink Health Systems, Inc. (a)	3,788	2,246
Surgery Partners, Inc. (a)	98,605	2,721,498
Talkspace, Inc. Class A (a)	183,203	479,992
Tenet Healthcare Corp. (a)	137,900	18,646,838
The Ensign Group, Inc.	76,511	9,276,194
The Joint Corp. (a)(b)	19,718	295,967
The Oncology Institute, Inc. (a)	44,329	21,907
U.S. Physical Therapy, Inc.	20,183	2,070,170
UnitedHealth Group, Inc.	1,256,949	622,654,826
Universal Health Services, Inc. Class B	82,831	15,721,324
Viemed Healthcare, Inc. (a)	47,757	353,879
Vivos Therapeutics, Inc. (a)	1,162	2,429
		1,685,326,918
Health Care Technology - 0.1%
Akili, Inc. Class A, (a)	45,636	19,195
American Well Corp. (a)	341,214	145,664
Augmedix, Inc. (a)	68,476	62,868
Biotricity, Inc. (a)(b)	8,002	8,562
Bullfrog AI Holdings, Inc. (a)	1,831	5,292
CareCloud, Inc. (a)	12,276	31,672
Certara, Inc. (a)	147,294	2,496,633
DarioHealth Corp. (a)(b)	36,053	51,556
Definitive Healthcare Corp. (a)	65,913	350,657
Doximity, Inc. (a)	165,881	4,599,880
Evolent Health, Inc. Class A (a)	157,060	3,328,101
Forian, Inc. (a)	21,578	55,887
GoodRx Holdings, Inc. (a)	105,899	833,425
Health Catalyst, Inc. (a)	77,382	513,043
HealthStream, Inc.	32,507	887,116
iCAD, Inc. (a)	35,050	50,823
iCoreConnect, Inc. (b)	9,040	8,407
iSpecimen, Inc. (a)(b)	3,041	1,307
Lifemd, Inc. (a)	37,525	309,581
MultiPlan Corp. Class A (a)	367,117	197,105
Onemednet Corp. Class A (a)	28,169	68,169
OptimizeRx Corp. (a)	25,855	311,811
Phreesia, Inc. (a)	72,585	1,373,308
Schrodinger, Inc. (a)	74,958	1,613,096
SCWorx, Corp. (a)	373	794
Sharecare, Inc. Class A (a)	413,093	336,382
Simulations Plus, Inc. (b)	21,499	1,037,112
Streamline Health Solutions, Inc. (a)	50,799	19,812
Teladoc Health, Inc. (a)	226,839	2,549,670
TruBridge, Inc. (a)	19,484	183,344
Trxade Health, Inc.	535	3,461
Veeva Systems, Inc. Class A (a)	199,166	34,704,676
		56,158,409
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	142,252	3,189,290
Adaptive Biotechnologies Corp. (a)	148,656	512,863
Agilent Technologies, Inc.	398,269	51,938,260
Akoya Biosciences, Inc. (a)(b)	30,423	65,409
Alpha Teknova, Inc. (a)	11,438	20,131
Applied DNA Sciences, Inc. (a)(b)	875	521
Avantor, Inc. (a)	919,192	22,134,143
Azenta, Inc. (a)	76,165	3,847,094
Bio-Rad Laboratories, Inc. Class A (a)	28,462	8,164,609
Bio-Techne Corp.	213,734	16,498,127
BioLife Solutions, Inc. (a)	48,882	1,049,985
BioNano Genomics, Inc. (a)(b)	51,348	49,705
Bruker Corp.	126,053	8,257,732
Champions Oncology, Inc. (a)	7,545	34,179
Charles River Laboratories International, Inc. (a)	69,652	14,518,263
ChromaDex, Inc. (a)	70,751	195,273
Codexis, Inc. (a)	94,118	318,119
Conduit Pharmaceuticals, Inc. Class A (a)	13,209	40,155
CryoPort, Inc. (a)(b)	65,985	678,326
Cytek Biosciences, Inc. (a)	132,689	747,039
Danaher Corp.	893,636	229,485,725
Fortrea Holdings, Inc.	120,874	3,068,991
Harvard Bioscience, Inc. (a)	53,496	169,582
Illumina, Inc. (a)	215,941	22,518,327
Inotiv, Inc. (a)(b)	27,000	50,490
IQVIA Holdings, Inc. (a)	247,952	54,323,804
Lifecore Biomedical (a)	34,231	199,909
Maravai LifeSciences Holdings, Inc. Class A (a)	150,327	1,303,335
MaxCyte, Inc. (a)	140,300	628,544
Medpace Holdings, Inc. (a)	31,691	12,243,501
Mesa Laboratories, Inc. (b)	6,877	658,129
Mettler-Toledo International, Inc. (a)	29,188	40,982,579
Nautilus Biotechnology, Inc. Class A (a)	66,765	182,936
OmniAb, Inc. (a)	128,710	558,601
Pacific Biosciences of California, Inc. (a)(b)	332,114	594,484
Personalis, Inc. (a)	52,496	68,245
Quanterix Corp. (a)	46,119	736,520
Quantum-Si, Inc. Class A (a)	123,165	187,211
Rapid Micro Biosystems, Inc. Class A (a)	21,258	17,006
Revvity, Inc.	167,681	18,320,826
Seer, Inc. (a)	52,002	93,604
Singular Genomics Systems, Inc. (a)	59,283	21,621
Sotera Health Co. (a)	170,320	1,904,178
Standard BioTools, Inc. (a)	352,828	875,013
Telesis Bio, Inc. (a)(b)	642	2,619
Thermo Fisher Scientific, Inc.	524,980	298,178,140
Waters Corp. (a)	80,370	24,826,293
West Pharmaceutical Services, Inc.	100,571	33,330,235
		877,789,671
Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc. (a)	72,634	74,813
Adial Pharmaceuticals, Inc. (a)(b)	957	1,388
Alimera Sciences, Inc. (a)(b)	53,007	161,671
Alto Neuroscience, Inc. (b)	11,801	141,140
Amneal Intermediate, Inc. Class A, (a)	156,189	1,043,343
Amphastar Pharmaceuticals, Inc. (a)	51,243	2,169,116
Amylyx Pharmaceuticals, Inc. (a)	54,307	93,408
AN2 Therapeutics, Inc. (a)(b)	22,396	44,568
Anebulo Pharmaceuticals, Inc. (a)	837	1,716
ANI Pharmaceuticals, Inc. (a)	20,359	1,321,299
Aquestive Therapeutics, Inc. (a)(b)	67,133	193,343
Artelo Biosciences, Inc. (a)	3,048	4,176
Arvinas Holding Co. LLC (a)	92,659	3,070,719
Assertio Holdings, Inc. (a)(b)	123,582	122,939
Atea Pharmaceuticals, Inc. (a)	104,970	385,240
Athira Pharma, Inc. (a)	39,326	103,034
Avenue Therapeutics, Inc. (a)	84	289
Axsome Therapeutics, Inc. (a)	53,136	3,901,776
Aytu BioScience, Inc. (a)(b)	3,110	9,797
Biofrontera, Inc. (a)(b)	985	1,034
Biote Corp. Class A (a)	44,078	293,559
Bright Green Corp. (a)	77,441	21,273
Bristol-Myers Squibb Co.	2,765,643	113,640,271
Cadrenal Therapeutics, Inc. (a)	4,120	1,942
Cara Therapeutics, Inc. (a)	56,490	36,685
Cassava Sciences, Inc. (a)(b)	54,031	1,190,303
Catalent, Inc. (a)	245,666	13,214,374
Cingulate, Inc. (a)(b)	585	410
Citius Pharmaceuticals, Inc. (a)	191,347	133,465
Clearside Biomedical, Inc. (a)	84,277	117,988
CNS Pharmaceuticals, Inc. (a)	4,574	989
Cocrystal Pharma, Inc. (a)	8,667	19,501
Cognition Therapeutics, Inc. (a)	24,086	46,968
Collegium Pharmaceutical, Inc. (a)	44,767	1,483,578
Context Therapeutics, Inc. (a)(b)	17,456	34,563
Corcept Therapeutics, Inc. (a)	123,949	3,739,541
CorMedix, Inc. (a)(b)	75,062	395,577
Cumberland Pharmaceuticals, Inc. (a)	21,329	31,567
Dare Bioscience, Inc. (a)	122,848	50,368
Durect Corp. (a)(b)	37,978	64,942
Edgewise Therapeutics, Inc. (a)	87,193	1,493,616
Elanco Animal Health, Inc. (a)	670,332	11,851,470
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,083,675	888,981,950
Enliven Therapeutics, Inc. (a)	25,727	580,658
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)	880	686
Esperion Therapeutics, Inc. (a)(b)	214,530	463,385
Eton Pharmaceuticals, Inc. (a)	30,173	107,114
Evoke Pharma, Inc. (a)	2,958	1,405
Evolus, Inc. (a)	59,716	772,128
Eyenovia, Inc. (a)(b)	44,344	35,830
Eyepoint Pharmaceuticals, Inc. (a)(b)	50,704	543,040
Fulcrum Therapeutics, Inc. (a)	66,499	522,017
Harmony Biosciences Holdings, Inc. (a)	44,281	1,301,861
Harrow, Inc. (a)(b)	43,055	772,837
Hepion Pharmaceuticals, Inc. (a)	5,452	6,870
Hoth Therapeutics, Inc. (a)	2,764	3,234
Igc Pharma, Inc. (a)(b)	54,402	26,494
Ikena Oncology, Inc. (a)	33,430	59,171
Innoviva, Inc. (a)(b)	75,372	1,190,124
Intra-Cellular Therapies, Inc. (a)	130,642	8,784,368
Jaguar Health, Inc. (a)(b)	1,050	4,431
Jazz Pharmaceuticals PLC (a)	85,509	8,999,822
Johnson & Johnson	3,271,261	479,795,851
Journey Medical Corp. (a)(b)	11,186	43,625
Kiora Pharmaceuticals, Inc. (a)	1,944	958
Lexaria Bioscience Corp. (a)	12,391	48,201
Ligand Pharmaceuticals, Inc. Class B (a)	22,191	1,887,345
Lipocine, Inc. (a)	6,738	46,627
Liquidia Corp. (a)	71,214	916,524
Longboard Pharmaceuticals, Inc. (a)	36,774	693,925
Lyra Therapeutics, Inc. (a)	43,122	14,144
Marinus Pharmaceuticals, Inc. (a)	73,647	104,579
Merck & Co., Inc.	3,443,644	432,315,068
Mind Medicine (MindMed), Inc. (a)	45,270	398,376
MyMD Pharmaceuticals, Inc. (a)(b)	1,231	2,290
Nektar Therapeutics (a)	261,198	331,721
Neumora Therapeutics, Inc.	20,672	204,653
NovaBay Pharmaceuticals, Inc. (a)(b)	34	117
NRX Pharmaceuticals, Inc. (a)(b)	6,093	23,214
Nutriband, Inc. (a)	7,434	40,515
Nuvation Bio, Inc. Class A (a)	197,019	610,759
Ocular Therapeutix, Inc. (a)(b)	149,341	851,244
Ocuphire Pharma, Inc. (a)(b)	28,032	47,094
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	84,144	282,724
OptiNose, Inc. (a)	95,818	103,483
Organon & Co.	347,577	7,413,817
Pacira Biosciences, Inc. (a)	63,748	1,933,477
Palisade Bio, Inc. (a)(b)	135	651
Palisade Bio, Inc. rights (a)(c)	122	0
Perrigo Co. PLC	185,045	5,094,289
Petros Pharmaceuticals, Inc. (a)(b)	1,160	712
Pfizer, Inc.	7,673,858	219,932,770
Phathom Pharmaceuticals, Inc. (a)(b)	45,457	428,205
Phibro Animal Health Corp. Class A	27,473	484,349
Pliant Therapeutics, Inc. (a)	70,084	850,119
Prestige Consumer Healthcare, Inc. (a)	67,856	4,363,819
Processa Pharmaceuticals, Inc. (a)(b)	1,265	1,872
ProPhase Labs, Inc. (a)(b)	17,884	92,103
Pulmatrix, Inc. (a)	4,155	7,770
Rani Therapeutics Holdings, Inc. Class A (a)(b)	16,996	93,478
Relmada Therapeutics, Inc. (a)	32,953	98,859
Revance Therapeutics, Inc. (a)(b)	118,174	335,614
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	28,549	39,112
Royalty Pharma PLC	522,236	14,314,489
Satsuma Pharmaceuticals, Inc. rights (a)(c)	25,923	0
Scilex Holding Co. (a)	82,478	80,169
Scilex Holding Co. (a)(b)(i)	117,699	127,115
scPharmaceuticals, Inc. (a)(b)	29,503	115,357
SCYNEXIS, Inc. (a)(b)	47,620	115,002
Seelos Therapeutics, Inc. (a)(b)	659	791
SIGA Technologies, Inc.	52,081	389,566
Sonoma Pharmaceuticals, Inc. (a)	1,722	352
Supernus Pharmaceuticals, Inc. (a)	75,217	2,039,885
Talphera, Inc. (a)	16,878	17,384
Tarsus Pharmaceuticals, Inc. (a)(b)	36,452	1,201,458
Terns Pharmaceuticals, Inc. (a)	47,217	283,774
TFF Pharmaceuticals, Inc. (a)(b)	2,596	5,348
TherapeuticsMD, Inc. (a)(b)	11,320	25,130
Theravance Biopharma, Inc. (a)(b)	47,284	407,588
Third Harmonics Bio, Inc. (a)(b)	22,603	300,846
Titan Pharmaceuticals, Inc. (a)(b)	523	3,352
Traws Pharma, Inc. (a)	21,108	12,116
Traws Pharma, Inc. rights (a)(c)	21,108	0
Trevi Therapeutics, Inc. (a)	51,670	132,792
Ventyx Biosciences, Inc. (a)	63,217	302,177
Verrica Pharmaceuticals, Inc. (a)(b)	26,994	229,719
Viatris, Inc.	1,632,202	17,301,341
Virpax Pharmaceuticals, Inc. (a)	1,044	731
Vyne Therapeutics, Inc. (a)	9,581	24,336
WAVE Life Sciences (a)	116,889	722,374
Xeris Biopharma Holdings, Inc. (a)	188,970	426,127
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	56,595	263,167
Zoetis, Inc. Class A	623,886	105,786,110
		2,378,427,833
TOTAL HEALTH CARE		8,237,706,285
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.9%
AAR Corp. (a)	44,955	3,191,355
AeroVironment, Inc. (a)	38,132	7,708,384
AerSale Corp. (a)	38,436	290,961
Air Industries Group, Inc. (a)(b)	2,013	7,005
Archer Aviation, Inc. Class A (a)(b)	248,256	811,797
Astra Space, Inc. Class A (a)(b)	20,965	13,418
Astronics Corp. (a)	39,681	815,841
Axon Enterprise, Inc. (a)	95,761	26,973,001
BWX Technologies, Inc.	124,430	11,463,736
Byrna Technologies, Inc. (a)	24,121	281,974
Cadre Holdings, Inc.	24,336	799,194
CPI Aerostructures, Inc. (a)	8,739	20,449
Curtiss-Wright Corp.	51,945	14,691,085
Ducommun, Inc. (a)	18,232	1,060,738
Eve Holding, Inc. (a)	41,940	206,764
General Dynamics Corp.	308,534	92,489,237
General Electric Co.	1,479,038	244,248,335
HEICO Corp.	54,694	12,129,488
HEICO Corp. Class A	103,033	18,098,777
Hexcel Corp.	114,777	7,904,692
Howmet Aerospace, Inc.	531,649	45,004,088
Huntington Ingalls Industries, Inc.	53,699	13,591,217
Innovative Solutions & Support, Inc. (a)	15,274	95,768
Intuitive Machines, Inc. Class A (a)(b)	22,740	113,927
Kratos Defense & Security Solutions, Inc. (a)	199,088	4,328,173
L3Harris Technologies, Inc.	257,549	57,904,742
Leonardo DRS, Inc. (a)	97,838	2,304,085
Lockheed Martin Corp.	292,131	137,400,895
Mercury Systems, Inc. (a)	71,719	2,219,703
Momentus, Inc. Class A (a)(b)	6,576	5,524
Moog, Inc. Class A	39,223	6,645,553
National Presto Industries, Inc.	7,254	540,278
Northrop Grumman Corp.	191,659	86,394,127
Optex Systems Holdings, Inc. (a)	3,919	30,843
Park Aerospace Corp.	24,691	344,193
Redwire Corp. Class A (a)	27,714	142,450
Rocket Lab U.S.A., Inc. Class A (a)(b)	354,083	1,547,343
RTX Corp.	1,803,041	194,385,850
Sidus Space, Inc. Class A (a)(b)	2,709	7,775
SIFCO Industries, Inc. (a)	5,271	16,446
Spirit AeroSystems Holdings, Inc. Class A (a)	158,182	4,796,078
Terran Orbital Corp. Class A (a)(b)	195,324	179,190
Textron, Inc.	266,102	23,313,196
The Boeing Co. (a)	779,401	138,429,412
TransDigm Group, Inc.	75,551	101,482,370
Triumph Group, Inc. (a)	105,402	1,487,222
V2X, Inc. (a)	15,672	753,980
Virgin Galactic Holdings, Inc. (a)(b)	476,845	412,328
VirTra, Inc. (a)	15,955	146,148
Woodward, Inc.	81,970	15,287,405
		1,282,516,540
Air Freight & Logistics - 0.4%
Air T, Inc. (a)	2,027	51,445
Air Transport Services Group, Inc. (a)	68,155	920,093
C.H. Robinson Worldwide, Inc.	158,449	13,685,240
Expeditors International of Washington, Inc.	197,207	23,842,326
FedEx Corp.	312,349	79,324,152
Forward Air Corp. (b)	41,700	700,560
GXO Logistics, Inc. (a)	161,670	8,120,684
Hub Group, Inc. Class A	85,623	3,694,632
Radiant Logistics, Inc. (a)	50,026	267,139
United Parcel Service, Inc. Class B	982,717	136,528,873
		267,135,144
Building Products - 0.7%
A.O. Smith Corp.	166,671	13,940,362
AAON, Inc.	91,753	6,886,063
Advanced Drain Systems, Inc.	92,805	16,100,739
Allegion PLC	119,003	14,496,945
Alpha PRO Tech Ltd. (a)	13,086	65,430
American Woodmark Corp. (a)	21,536	1,854,465
Apogee Enterprises, Inc.	30,489	1,980,870
Armstrong World Industries, Inc.	60,042	6,952,864
AZZ, Inc.	39,791	3,337,669
Builders FirstSource, Inc. (a)	167,538	26,938,435
Carlisle Companies, Inc.	65,966	27,592,918
Carrier Global Corp.	1,135,404	71,746,179
CEA Industrie, Inc. (a)	5,985	3,891
CSW Industrials, Inc.	21,303	5,416,501
Fortune Brands Innovations, Inc.	170,858	11,970,311
Gibraltar Industries, Inc. (a)	41,866	3,159,208
Griffon Corp.	52,142	3,521,671
Hayward Holdings, Inc. (a)	173,073	2,507,828
Insteel Industries, Inc.	26,280	863,824
Janus International Group, Inc. (a)	125,130	1,736,804
Jeld-Wen Holding, Inc. (a)	116,515	1,807,148
Johnson Controls International PLC	926,098	66,595,707
Lennox International, Inc.	43,433	21,829,426
Masco Corp.	297,566	20,805,815
MasterBrand, Inc. (a)	173,329	2,896,328
Owens Corning	120,688	21,852,976
Quanex Building Products Corp.	46,111	1,519,819
Resideo Technologies, Inc. (a)	199,374	4,306,478
Simpson Manufacturing Co. Ltd.	58,053	9,632,154
Tecnoglass, Inc.	28,083	1,477,447
The AZEK Co., Inc. Class A, (a)	198,080	9,499,917
Trane Technologies PLC	309,243	101,264,713
Trex Co., Inc. (a)	147,466	12,752,860
UFP Industries, Inc.	84,033	10,040,263
Zurn Elkay Water Solutions Cor (b)	192,185	6,017,312
		513,371,340
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	85,760	4,053,875
ACCO Brands Corp.	127,833	650,670
Acme United Corp.	4,722	167,584
ACV Auctions, Inc. Class A (a)	186,224	3,324,098
Aqua Metals, Inc. (a)(b)	100,971	39,985
ARC Document Solutions, Inc.	48,449	129,359
Aris Water Solution, Inc. Class A (b)	34,316	527,437
Bitcoin Depot, Inc. Class A (a)(b)	9,154	18,216
Brady Corp. Class A	61,239	4,180,787
Bridger Aerospace Group Holdings, Inc. (a)(b)	14,493	61,160
BrightView Holdings, Inc. (a)	77,365	1,068,411
Casella Waste Systems, Inc. Class A (a)	77,509	7,796,630
CECO Environmental Corp. (a)	39,315	984,054
Cimpress PLC (a)	24,381	2,011,676
Cintas Corp.	117,054	79,359,100
Clean Harbors, Inc. (a)	68,382	14,810,857
CompX International, Inc. Class A	2,265	54,564
Copart, Inc.	1,187,190	62,992,301
CoreCivic, Inc. (a)	155,964	2,503,222
Deluxe Corp.	59,829	1,359,913
Driven Brands Holdings, Inc. (a)	81,314	934,298
DSS, Inc. (a)(b)	4,003	7,406
Ennis, Inc.	35,816	753,210
Enviri Corp. (a)	109,933	972,907
Fuel Tech, Inc. (a)	23,169	25,949
Greenwave Technology Solutions, Inc. (a)(b)	9,284	359
Healthcare Services Group, Inc. (a)	98,834	1,065,431
HNI Corp.	63,925	3,007,671
Interface, Inc.	79,111	1,274,478
JanOne, Inc. (a)(b)	4,331	13,339
Knightscope, Inc. Class A (a)(b)	95,024	27,091
LanzaTech Global, Inc. Class A (a)(b)	108,698	288,050
Liquidity Services, Inc. (a)	30,419	596,517
Matthews International Corp. Class A	42,204	1,195,639
Millerknoll, Inc.	99,576	2,746,306
Mobile Infrastructure Corp. Class A (a)	3,218	10,877
Montrose Environmental Group, Inc. (a)	38,055	1,788,966
MSA Safety, Inc.	50,282	9,050,760
NL Industries, Inc.	11,304	83,084
Odyssey Marine Exploration, Inc. (a)(b)	24,014	118,869
OpenLane, Inc. (a)	144,358	2,490,176
Perma-Fix Environmental Services, Inc. (a)	16,530	172,573
Pitney Bowes, Inc. (b)	207,543	1,124,883
Quad/Graphics, Inc. Class A (b)	40,967	193,364
Quest Resource Holding Corp. (a)	18,881	166,908
RB Global, Inc.	247,853	18,013,956
Republic Services, Inc.	277,606	51,409,855
Rollins, Inc.	381,825	17,445,584
Royalty Management Holding Corp. Class A (a)(b)	6,034	6,456
Shapeways Holdings, Inc. (a)	1,971	2,010
Steelcase, Inc. Class A (b)	129,489	1,768,820
Stericycle, Inc. (a)	125,866	6,487,134
Team, Inc. (a)	5,635	48,292
Tetra Tech, Inc.	72,645	15,218,401
The Brink's Co.	61,319	6,330,574
The GEO Group, Inc. (a)	166,863	2,426,188
TOMI Environmental Solutions, Inc. (a)	10,144	8,217
UniFirst Corp.	20,784	3,296,342
Veralto Corp.	297,962	29,373,094
Vestis Corp.	178,182	2,195,202
Viad Corp. (a)	28,529	997,089
Virco Manufacturing Co.	13,340	158,746
VSE Corp.	17,964	1,470,533
Waste Management, Inc.	497,732	104,887,064
Wilhelmina International, Inc. (a)	3,864	21,213
		475,767,780
Construction & Engineering - 0.3%
AECOM	184,427	16,107,854
Ameresco, Inc. Class A (a)(b)	43,602	1,592,345
API Group Corp. (a)	288,119	10,268,561
Arcosa, Inc.	66,525	5,848,213
Argan, Inc.	17,093	1,207,279
Bowman Consulting Group Ltd. (a)	15,085	486,793
Comfort Systems U.S.A., Inc.	48,399	15,842,929
Concrete Pumping Holdings, Inc. (a)	36,207	259,604
Construction Partners, Inc. Class A (a)	59,948	3,489,573
Dycom Industries, Inc. (a)	39,905	7,181,304
EMCOR Group, Inc.	63,895	24,833,431
Fluor Corp. (a)	231,522	10,048,055
Granite Construction, Inc.	59,833	3,726,998
Great Lakes Dredge & Dock Corp. (a)	89,161	815,823
IES Holdings, Inc. (a)	11,376	1,734,271
INNOVATE Corp. (a)(b)	74,680	45,585
Limbach Holdings, Inc. (a)	13,259	756,824
MasTec, Inc. (a)	82,167	9,223,246
Matrix Service Co. (a)	32,282	389,967
MDU Resources Group, Inc.	275,998	6,966,190
MYR Group, Inc. (a)	22,836	3,540,950
Northwest Pipe Co. (a)	13,643	484,190
Orion Group Holdings, Inc. (a)	40,480	436,374
Primoris Services Corp.	72,939	3,994,140
Quanta Services, Inc.	197,361	54,459,794
Safe & Green Holdings Corp. (a)(b)	775	2,968
Shimmick Corp. (b)	5,346	10,478
Southland Holdings, Inc. (a)	8,998	52,998
Sterling Construction Co., Inc. (a)	42,000	5,160,540
Tutor Perini Corp. (a)	57,823	1,275,575
Valmont Industries, Inc.	28,350	7,127,190
Willscot Mobile Mini Holdings (a)	260,136	10,257,162
		207,627,204
Electrical Equipment - 0.9%
374Water, Inc. (a)	78,652	100,675
Acuity Brands, Inc.	41,443	10,759,017
Advent Technologies Holdings, Inc. Class A (a)(b)	1,383	4,965
Allient, Inc.	19,047	516,174
American Superconductor Corp. (a)	48,961	939,072
AMETEK, Inc.	313,601	53,180,458
Amprius Technologies, Inc. (a)(b)	24,123	33,531
Array Technologies, Inc. (a)	192,956	2,736,116
Atkore, Inc.	49,921	7,595,480
Babcock & Wilcox Enterprises, Inc. (a)	82,202	96,176
Beam Global (a)(b)	17,437	101,483
Blink Charging Co. (a)(b)	78,134	242,997
Bloom Energy Corp. Class A (a)(b)	286,691	4,678,797
Broadwind, Inc. (a)	25,576	97,956
ChargePoint Holdings, Inc. Class A (a)(b)	486,510	817,337
Complete Solaria, Inc. Class A (a)(b)	40,767	71,342
Dragonfly Energy Holdings Corp. (a)(b)	13,191	12,729
Eaton Corp. PLC	542,604	180,605,741
Emerson Electric Co.	776,869	87,133,627
Encore Wire Corp.	21,464	6,197,301
Energous Corp. (a)(b)	4,481	6,273
Energy Focus, Inc. (a)	1,064	1,756
Energy Vault Holdings, Inc. Class A (a)(b)	108,881	142,634
EnerSys	55,030	5,934,435
Enovix Corp. (a)(b)	190,223	2,020,168
Eos Energy Enterprises, Inc. (a)(b)	251,933	179,301
Espey Manufacturing & Electronics Corp.	2,827	59,367
ESS Tech, Inc. Class A (a)(b)	112,940	84,185
Expion360, Inc. (a)	5,049	8,886
Fluence Energy, Inc. (a)(b)	79,798	2,005,324
Flux Power Holdings, Inc. (a)	16,589	50,265
FTC Solar, Inc. (a)(b)	88,688	45,949
FuelCell Energy, Inc. (a)(b)	606,774	544,883
GE Vernova LLC	369,741	65,037,442
Generac Holdings, Inc. (a)	83,432	12,282,025
GrafTech International Ltd.	260,626	430,033
Hubbell, Inc. Class B	72,910	28,353,970
Ideal Power, Inc. (a)	7,144	52,651
KULR Technology Group, Inc. (a)(b)	104,650	34,158
LSI Industries, Inc.	38,754	615,414
NeoVolta, Inc. (a)	36,746	92,600
Net Power, Inc. Class A (a)(b)	34,735	365,065
Nextracker, Inc. Class A (a)	167,033	9,215,211
NuScale Power Corp. Class A (a)(b)	64,347	561,749
Nuvve Holding Corp. (a)	563	338
nVent Electric PLC	225,438	18,346,144
Ocean Power Technologies, Inc. (a)(b)	59,627	10,745
Orion Energy Systems, Inc. (a)	36,188	34,744
Pineapple Energy, Inc. (a)(b)	5,018	953
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)	9,850	37,627
Plug Power, Inc. (a)(b)	743,862	2,477,060
Polar Power, Inc. (a)(b)	4,369	1,917
Powell Industries, Inc. (b)	12,589	2,264,258
Preformed Line Products Co.	3,928	527,688
Regal Rexnord Corp.	90,182	13,485,816
Rockwell Automation, Inc.	155,713	40,100,769
Sensata Technologies PLC	205,793	8,503,367
Servotronics, Inc. (a)	348	4,092
SES AI Corp. Class A (a)(b)	195,458	244,323
Shoals Technologies Group, Inc. (a)	229,888	1,809,219
SKYX Platforms Corp. (a)(b)	68,133	62,001
Solidion Technology, Inc. Class A (a)(b)	17,718	37,031
Stem, Inc. (a)(b)	199,621	265,496
SunPower Corp. (a)(b)	115,007	384,123
Sunrun, Inc. (a)(b)	296,855	4,292,523
Thermon Group Holdings, Inc. (a)	45,493	1,535,844
Tigo Energy, Inc. (a)	8,687	13,204
TPI Composites, Inc. (a)(b)	62,813	344,215
Turnongreen, Inc. warrants (a)	53,845	108
Ultralife Corp. (a)	12,461	145,046
Vertiv Holdings Co.	477,046	46,783,901
Vicor Corp. (a)	30,147	1,054,844
Westwater Resources, Inc. (a)	62,145	31,284
		626,843,398
Ground Transportation - 1.0%
ArcBest Corp.	32,245	3,402,492
Avis Budget Group, Inc.	25,054	2,849,391
Covenant Transport Group, Inc. Class A	10,800	513,324
CSX Corp.	2,683,644	90,572,985
FTAI Infrastructure LLC	134,836	1,152,848
Getaround, Inc. (a)(b)	76,574	13,324
Heartland Express, Inc.	61,848	700,119
Hertz Global Holdings, Inc. (a)(b)	175,939	767,094
J.B. Hunt Transport Services, Inc.	110,761	17,804,831
Knight-Swift Transportation Holdings, Inc. Class A	219,231	10,577,896
Landstar System, Inc.	48,773	8,878,149
Lyft, Inc. (a)	470,241	7,340,462
Marten Transport Ltd.	77,643	1,374,281
Norfolk Southern Corp.	306,980	69,009,104
Old Dominion Freight Lines, Inc.	243,251	42,629,738
P.A.M. Transportation Services, Inc. (a)	8,275	137,531
RXO, Inc. (a)	160,341	3,272,560
Ryder System, Inc.	60,254	7,319,053
Saia, Inc. (a)	36,083	14,775,267
Schneider National, Inc. Class B (b)	50,203	1,128,563
U-Haul Holding Co. (a)(b)	12,812	810,103
U-Haul Holding Co. (non-vtg.)	135,435	8,233,094
Uber Technologies, Inc. (a)	2,796,548	180,545,139
Union Pacific Corp.	828,513	192,894,397
Universal Logistics Holdings, Inc.	9,313	407,444
Werner Enterprises, Inc.	87,103	3,272,460
XPO, Inc. (a)	157,738	16,874,811
		687,256,460
Industrial Conglomerates - 0.4%
3M Co.	751,427	75,247,900
Honeywell International, Inc.	895,883	181,138,584
		256,386,484
Machinery - 1.9%
3D Systems Corp. (a)	178,481	628,253
AGCO Corp.	84,325	9,050,602
AgEagle Aerial Systems, Inc. (a)(b)	4,274	2,975
Alamo Group, Inc.	14,231	2,703,748
Albany International Corp. Class A	42,851	3,758,890
Allison Transmission Holdings, Inc.	121,386	9,202,273
Astec Industries, Inc.	30,660	996,143
Atmus Filtration Technologies, Inc.	113,074	3,487,202
Barnes Group, Inc.	69,557	2,677,249
Blue Bird Corp. (a)	23,765	1,354,843
Caterpillar, Inc.	691,758	234,173,918
Chart Industries, Inc. (a)	57,118	8,969,240
Chicago Rivet & Machine Co.	650	10,342
ClearSign Combustion Corp. (a)	36,791	30,533
CNH Industrial NV	1,319,045	13,929,115
Columbus McKinnon Corp. (NY Shares)	38,382	1,500,736
Commercial Vehicle Group, Inc. (a)	39,102	211,542
Crane Co.	66,550	9,921,274
Cummins, Inc.	185,139	52,159,210
Deere & Co.	353,779	132,582,218
Desktop Metal, Inc. (a)(b)	343,880	193,845
Donaldson Co., Inc.	163,173	12,022,587
Douglas Dynamics, Inc.	31,146	774,290
Dover Corp.	189,959	34,918,263
Eastern Co.	7,795	211,089
Energy Recovery, Inc. (a)	75,469	1,018,832
Enerpac Tool Group Corp. Class A	73,420	2,886,874
EnPro Industries, Inc.	28,643	4,389,826
ESAB Corp.	76,996	7,916,729
ESCO Technologies, Inc.	35,520	3,876,298
Federal Signal Corp.	83,029	7,640,329
Flowserve Corp.	178,461	8,869,512
Fortive Corp.	476,627	35,480,114
Franklin Electric Co., Inc.	54,162	5,388,036
FreightCar America, Inc. (a)	17,113	63,660
Gates Industrial Corp. PLC (a)	251,383	4,379,092
Gencor Industries, Inc. (a)	13,980	270,793
Gorman-Rupp Co.	33,078	1,142,514
Graco, Inc.	229,158	18,504,509
Graham Corp. (a)	14,803	400,421
Helios Technologies, Inc.	45,645	2,285,902
Hillenbrand, Inc.	96,025	4,464,202
Hillman Solutions Corp. Class A (a)	262,598	2,413,276
Hurco Companies, Inc.	8,779	156,617
Hydrofarm Holdings Group, Inc. (a)	57,556	45,527
Hyliion Holdings Corp. Class A (a)	178,718	264,503
Hyster-Yale Materials Handling, Inc. Class A	14,830	1,076,510
Hyzon Motors, Inc. Class A (a)(b)	109,457	58,286
Ideanomics, Inc. (a)(b)	16,025	16,025
IDEX Corp.	102,713	21,430,040
Illinois Tool Works, Inc.	369,067	89,591,014
Ingersoll Rand, Inc.	550,346	51,209,695
ITT, Inc.	111,650	14,836,052
John Bean Technologies Corp.	43,628	4,167,783
Kadant, Inc.	15,996	4,575,016
Kennametal, Inc.	106,412	2,740,109
L.B. Foster Co. Class A (a)	13,787	378,177
Laser Photonics Corp. (a)	4,335	8,757
Lincoln Electric Holdings, Inc.	77,688	15,254,816
Lindsay Corp. (b)	14,858	1,705,996
LiqTech International, Inc. (a)	2,058	5,454
Luxfer Holdings PLC sponsored	36,436	448,892
Manitex International, Inc. (a)	19,390	120,218
Manitowoc Co., Inc. (a)	46,955	583,651
Markforged Holding Corp. Class A (a)(b)	152,162	63,954
Mayville Engineering Co., Inc. (a)	14,555	233,171
Microvast Holdings, Inc. (a)(b)	299,239	111,885
Middleby Corp. (a)	72,810	9,385,937
Miller Industries, Inc.	15,540	944,832
Mueller Industries, Inc.	154,482	9,100,535
Mueller Water Products, Inc. Class A	213,819	3,968,481
Nauticus Robotics, Inc. (a)(b)	25,799	3,509
Nikola Corp. (a)(b)	1,419,357	726,569
NN, Inc. (a)(b)	57,355	186,404
Nordson Corp.	73,712	17,301,681
Nuburu, Inc. Class A (a)(b)	8,552	1,454
Nxu, Inc. (b)	1,492	681
Omega Flex, Inc. (b)	4,617	273,373
Oshkosh Corp.	88,894	10,109,915
Otis Worldwide Corp.	550,404	54,600,077
PACCAR, Inc.	710,857	76,417,128
Palladyne AI Corp. Class A (a)(b)	17,070	33,287
Park-Ohio Holdings Corp.	11,059	289,193
Parker Hannifin Corp.	174,444	92,720,475
Pentair PLC	224,382	18,260,207
Perma-Pipe International Holdings, Inc. (a)	6,731	60,242
Proto Labs, Inc. (a)	34,464	1,067,350
RBC Bearings, Inc. (a)	39,460	11,651,749
REV Group, Inc.	53,241	1,459,336
Shyft Group, Inc. (The)	42,591	539,628
Snap-On, Inc.	71,648	19,549,873
SPX Technologies, Inc. (a)	62,242	8,677,780
Standex International Corp.	16,407	2,759,821
Stanley Black & Decker, Inc.	208,351	18,161,957
Symbotic, Inc. (a)(b)	45,897	1,816,144
Taylor Devices, Inc. (a)	3,915	199,352
TechPrecision Corp. (a)	8,944	31,215
Tennant Co.	25,691	2,637,438
Terex Corp.	91,152	5,439,040
The Greenbrier Companies, Inc. (b)	42,569	2,351,937
Timken Co.	88,251	7,668,129
Titan International, Inc. (a)	68,209	564,088
Toro Co.	141,983	11,385,617
Trinity Industries, Inc.	112,156	3,527,306
Twin Disc, Inc.	14,942	211,728
Urban-Gro, Inc. (a)(b)	9,651	13,029
Velo3D, Inc. (a)	232,739	34,911
Wabash National Corp.	60,960	1,378,306
Watts Water Technologies, Inc. Class A	37,251	7,417,792
Westinghouse Air Brake Tech Co.	243,534	41,213,259
Xos, Inc. Class A (a)(b)	3,910	31,045
Xylem, Inc.	327,714	46,214,228
		1,346,329,485
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	57,651	1,298,301
Kirby Corp. (a)	80,322	9,973,583
Matson, Inc.	47,667	6,110,909
Pangaea Logistics Solutions Ltd.	50,040	413,831
		17,796,624
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	171,596	7,210,464
Allegiant Travel Co. (b)	19,620	1,043,784
American Airlines Group, Inc. (a)(b)	888,551	10,218,337
Blade Air Mobility, Inc. (a)(b)	72,344	217,755
Delta Air Lines, Inc.	869,888	44,381,686
flyExclusive, Inc. Class A (a)(b)	1,653	8,926
Frontier Group Holdings, Inc. (a)(b)	53,819	294,390
Hawaiian Holdings, Inc. (a)	70,342	960,872
Jet.Ai, Inc. Class A (a)	3,890	2,455
JetBlue Airways Corp. (a)	459,334	2,567,677
Joby Aviation, Inc. (a)(b)	506,462	2,466,470
Mesa Air Group, Inc. (a)(b)	45,342	55,317
SkyWest, Inc. (a)	55,873	4,172,037
Southwest Airlines Co.	811,468	21,779,801
Spirit Airlines, Inc. (b)	148,206	540,952
Sun Country Airlines Holdings, Inc. (a)	52,425	555,181
Surf Air Mobility, Inc. (b)	78,961	27,163
United Airlines Holdings, Inc. (a)	445,532	23,608,741
Wheels Up Experience, Inc. Class A (a)(b)	28,283	76,081
		120,188,089
Professional Services - 0.9%
Alight, Inc. Class A (a)	498,447	3,862,964
Asure Software, Inc. (a)	30,791	233,088
Automatic Data Processing, Inc.	558,147	136,701,363
Barrett Business Services, Inc.	8,954	1,184,972
BGSF, Inc.	13,157	91,441
BlackSky Technology, Inc. Class A (a)(b)	113,104	123,283
Booz Allen Hamilton Holding Corp. Class A	176,411	26,851,518
Broadridge Financial Solutions, Inc.	160,134	32,150,103
CACI International, Inc. Class A (a)	30,281	12,853,679
CBIZ, Inc. (a)	67,790	5,139,838
Clarivate PLC (a)(b)	590,066	3,363,376
Concentrix Corp.	64,096	3,931,008
Conduent, Inc. (a)	225,312	788,592
CRA International, Inc.	9,529	1,676,818
CSG Systems International, Inc.	38,029	1,640,951
Dayforce, Inc. (a)(b)	212,369	10,503,771
DLH Holdings Corp. (a)	16,211	185,616
Dun & Bradstreet Holdings, Inc.	318,520	3,054,607
Equifax, Inc.	167,575	38,775,179
Exela Technologies, Inc. (a)(b)	7,815	18,756
ExlService Holdings, Inc. (a)	224,669	6,708,616
Exponent, Inc.	69,284	6,590,294
Falcon's Beyond Global, Inc. Class A (b)	1,400	13,748
First Advantage Corp.	68,858	1,105,859
FiscalNote Holdings, Inc. Class A (a)(b)	95,210	121,869
Forrester Research, Inc. (a)	15,563	279,978
Franklin Covey Co. (a)	15,483	572,871
FTI Consulting, Inc. (a)	47,454	10,193,119
Gee Group, Inc. (a)	119,757	39,999
Genpact Ltd.	223,948	7,403,721
Heidrick & Struggles International, Inc.	27,088	928,577
Hirequest, Inc. (b)	7,333	95,549
HireRight Holdings Corp. (a)	15,861	226,812
Hudson Global, Inc. (a)	3,468	52,922
Huron Consulting Group, Inc. (a)	25,839	2,281,842
ICF International, Inc.	23,821	3,400,448
Innodata, Inc. (a)(b)	33,105	417,785
Insperity, Inc.	48,273	4,572,419
Jacobs Solutions, Inc.	170,822	23,802,337
KBR, Inc.	183,658	12,058,984
Kelly Services, Inc. Class A (non-vtg.)	42,795	930,363
Kforce, Inc.	23,881	1,476,085
Korn Ferry	71,925	4,742,735
LegalZoom.com, Inc. (a)	162,645	1,428,023
Leidos Holdings, Inc.	186,753	27,462,029
ManpowerGroup, Inc.	66,740	4,980,139
Mastech Digital, Inc. (a)	5,889	47,171
Maximus, Inc.	83,055	7,151,036
MISTRAS Group, Inc. (a)	26,307	224,925
NV5 Global, Inc. (a)	17,054	1,602,735
Parsons Corp. (a)	55,652	4,237,900
Paychex, Inc.	435,332	52,309,493
Paycom Software, Inc.	65,269	9,484,891
Paycor HCM, Inc. (a)	86,005	1,063,882
Paylocity Holding Corp. (a)	58,998	8,387,746
Planet Labs PBC Class A (a)(b)	263,498	490,106
Professional Diversity Network, Inc. (a)	7,754	3,924
RCM Technologies, Inc. (a)	8,257	163,901
Resources Connection, Inc. (b)	43,288	495,648
Robert Half, Inc.	141,058	9,060,155
Science Applications International Corp.	70,731	9,523,929
ShiftPixy, Inc. (a)	53	84
Skillsoft Corp. (a)	5,679	54,859
Spire Global, Inc. (a)(b)	24,067	220,213
SS&C Technologies Holdings, Inc.	291,911	18,113,078
Staffing 360 Solutions, Inc. (a)	3,140	1,005
Steel Connect, Inc. (a)	4,607	51,368
Sterling Check Corp. (a)	39,751	611,370
TaskUs, Inc. (a)	26,254	375,695
TransUnion	263,103	18,922,368
TriNet Group, Inc.	42,619	4,431,097
TrueBlue, Inc. (a)	41,911	452,639
Ttec Holdings, Inc.	25,760	161,773
Upwork, Inc. (a)	171,341	1,811,074
Verisk Analytics, Inc.	196,856	49,761,260
Verra Mobility Corp. (a)	227,125	6,050,610
Where Food Comes From, Inc. (a)(b)	1,446	18,277
Willdan Group, Inc. (a)	17,259	560,572
		610,862,830
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A (b)	139,894	6,664,550
Alta Equipment Group, Inc.	32,973	278,292
Applied Industrial Technologies, Inc.	52,472	10,127,096
Beacon Roofing Supply, Inc. (a)	86,021	8,349,198
BlueLinx Corp. (a)	11,870	1,221,304
Boise Cascade Co.	53,813	7,387,987
Core & Main, Inc. (a)	231,694	13,336,307
Custom Truck One Source, Inc. Class A (a)	82,762	394,775
Distribution Solutions Group I (a)	14,757	492,589
DNOW, Inc. (a)	145,896	2,128,623
DXP Enterprises, Inc. (a)	17,944	891,458
EVI Industries, Inc.	8,031	168,249
Fastenal Co.	777,507	51,299,912
Ferguson PLC	277,091	57,008,702
FTAI Aviation Ltd.	136,287	11,491,720
GATX Corp.	48,242	6,655,466
Global Industrial Co.	17,635	610,347
GMS, Inc. (a)	54,200	5,092,632
H&E Equipment Services, Inc.	43,174	2,045,152
Herc Holdings, Inc.	38,399	5,570,543
Hudson Technologies, Inc. (a)	52,796	470,412
iPower, Inc. (a)(b)	19,987	46,570
Karat Packaging, Inc.	8,226	234,770
McGrath RentCorp.	33,441	3,644,400
Mega Matrix Corp. (a)(b)	30,743	61,793
MRC Global, Inc. (a)	114,141	1,516,934
MSC Industrial Direct Co., Inc. Class A	61,866	5,314,289
Rush Enterprises, Inc.:
Class A	84,396	3,808,791
Class B	11,632	491,685
SiteOne Landscape Supply, Inc. (a)	61,345	9,497,433
Titan Machinery, Inc. (a)	27,202	511,942
Transcat, Inc. (a)	12,019	1,531,221
United Rentals, Inc.	91,291	61,111,108
W.W. Grainger, Inc.	60,004	55,291,286
Watsco, Inc. (b)	42,486	20,176,601
WESCO International, Inc.	59,604	10,698,322
Willis Lease Finance Corp.	3,286	214,017
Xometry, Inc. (a)	55,162	846,185
		366,682,661
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	15,247	156,587
TOTAL INDUSTRIALS		6,778,920,626
INFORMATION TECHNOLOGY - 28.9%
Communications Equipment - 0.7%
Actelis Networks, Inc. (a)(b)	299	130
ADTRAN Holdings, Inc.	95,911	532,306
Applied Optoelectronics, Inc. (a)(b)	45,780	480,232
Arista Networks, Inc. (a)	342,476	101,937,981
Aviat Networks, Inc. (a)	17,587	543,614
BK Technologies Corp. (a)	2,434	32,275
CalAmp Corp. (a)(b)	2,024	5,404
Calix, Inc. (a)	80,158	2,861,641
Cambium Networks Corp. (a)	16,142	51,816
Ciena Corp. (a)	197,214	9,499,798
Cisco Systems, Inc.	5,521,277	256,739,381
Clearfield, Inc. (a)(b)	17,539	671,042
ClearOne, Inc.	14,726	11,120
CommScope Holding Co., Inc. (a)	285,417	411,000
Comtech Telecommunications Corp. (a)	37,917	94,413
Digi International, Inc. (a)	49,470	1,205,089
DZS, Inc. (a)	28,457	41,832
EMCORE Corp. (a)(b)	7,153	5,787
Extreme Networks, Inc. (a)	176,457	1,967,496
F5, Inc. (a)	79,823	13,487,692
Franklin Wireless Corp. (a)	9,002	27,096
Genasys, Inc. (a)	55,911	101,758
Harmonic, Inc. (a)	152,575	1,865,992
Infinera Corp. (a)(b)	273,903	1,566,725
Inseego Corp. (a)(b)	12,636	122,064
Juniper Networks, Inc.	436,845	15,582,261
KVH Industries, Inc. (a)	19,934	103,258
Lantronix, Inc. (a)	42,041	167,323
Lumentum Holdings, Inc. (a)	91,907	3,997,955
Minim, Inc. (a)(b)	2,354	7,792
Motorola Solutions, Inc.	225,408	82,253,633
NETGEAR, Inc. (a)	39,589	546,724
NetScout Systems, Inc. (a)	98,317	2,019,431
Network-1 Security Solutions, Inc.	6,331	11,332
Ondas Holdings, Inc. (a)(b)	61,791	44,761
Optical Cable Corp. (a)	2,399	6,765
Ribbon Communications, Inc. (a)	119,681	375,798
Ubiquiti, Inc. (b)	5,736	821,166
ViaSat, Inc. (a)(b)	103,248	1,743,859
Viavi Solutions, Inc. (a)	305,786	2,299,511
Vislink Technologies, Inc. (a)	2,107	9,945
		504,255,198
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)	32,552	205,078
Advanced Energy Industries, Inc.	50,933	5,471,732
Aeva Technologies, Inc. (a)	39,196	126,603
AEye, Inc. Class A (a)	4,910	16,596
Airgain, Inc. (a)	11,534	60,554
Akoustis Technologies, Inc. (a)(b)	99,513	21,395
Alpine 4 Holdings, Inc. Class A, (a)	26,522	13,014
Amphenol Corp. Class A	815,005	107,882,212
AmpliTech Group, Inc. (a)(b)	7,997	9,197
Arlo Technologies, Inc. (a)	129,389	1,838,618
Arrow Electronics, Inc. (a)	72,937	9,577,357
Astrotech Corp. (a)	2,460	23,124
Avnet, Inc.	122,889	6,709,739
Badger Meter, Inc.	40,001	7,718,593
Bel Fuse, Inc.:
Class A (b)	2,347	201,631
Class B (non-vtg.)	13,688	933,522
Belden, Inc.	56,887	5,443,517
Benchmark Electronics, Inc.	48,204	2,076,146
CDW Corp.	181,983	40,695,038
Cemtrex, Inc. (a)(b)	721	269
Cepton, Inc. (a)(b)	6,331	17,030
Climb Global Solutions, Inc.	5,511	317,268
Coda Octopus Group, Inc. (a)(b)	7,746	50,349
Cognex Corp.	234,221	10,661,740
Coherent Corp. (a)	179,538	10,244,438
Corning, Inc.	1,044,063	38,901,787
CPS Technologies Corp. (a)	13,073	22,616
Crane NXT Co.	65,936	4,168,474
CTS Corp.	42,042	2,226,124
Daktronics, Inc. (a)	54,474	607,930
Data I/O Corp. (a)	9,713	27,682
Digital Ally, Inc. (a)(b)	2,478	7,607
Electro-Sensors, Inc. (a)	1,518	6,163
ePlus, Inc. (a)	36,089	2,700,901
Evolv Technologies Holdings, Inc. (a)(b)	106,171	303,649
Fabrinet (a)	49,372	11,826,075
FARO Technologies, Inc. (a)	25,430	476,304
Focus Universal, Inc. (a)	33,549	7,783
Frequency Electronics, Inc. (a)	9,044	81,396
Identiv, Inc. (a)	31,067	135,141
Insight Enterprises, Inc. (a)	37,637	7,358,034
Interlink Electronics, Inc.	7,113	32,293
IPG Photonics Corp. (a)	40,399	3,503,805
Iteris, Inc. (a)	57,414	260,085
Itron, Inc. (a)	61,933	6,660,894
Jabil, Inc.	173,232	20,597,285
KEY Tronic Corp. (a)	12,272	51,420
Keysight Technologies, Inc. (a)	237,360	32,869,613
Kimball Electronics, Inc. (a)	33,438	766,399
Knowles Corp. (a)	120,471	2,110,652
LGL Group, Inc. (a)	3,314	16,769
LGL Group, Inc. warrants 11/16/25 (a)	2,530	557
LightPath Technologies, Inc. Class A (a)	42,348	55,052
Lightwave Logic, Inc. (a)(b)	157,438	484,909
Littelfuse, Inc.	33,886	8,695,148
Luna Innovations, Inc. (a)(b)	45,923	153,383
M-Tron Industries, Inc. (a)(b)	2,792	101,350
Methode Electronics, Inc.	48,375	569,858
MicroVision, Inc. (a)(b)	257,025	303,290
Mirion Technologies, Inc. Class A (a)	248,300	2,696,538
Movella Holdings, Inc. Class A (a)	35,701	1,000
Napco Security Technologies, Inc.	39,757	1,973,935
Neonode, Inc. (a)(b)	15,260	48,679
nLIGHT, Inc. (a)	62,885	826,938
Nortech Systems, Inc. (a)	1,329	15,496
Novanta, Inc. (a)	48,739	7,903,516
OSI Systems, Inc. (a)	21,548	3,097,310
Ouster, Inc. Class A (a)(b)	47,348	553,972
Par Technology Corp. (a)(b)	37,828	1,687,885
PC Connection, Inc.	15,291	1,034,283
Plexus Corp. (a)	37,979	4,183,007
Powerfleet, Inc. (a)	131,378	697,617
Presto Automation, Inc. (a)(b)	31,840	3,404
Red Cat Holdings, Inc. (a)	81,741	81,741
Research Frontiers, Inc. (a)	27,606	58,249
RF Industries Ltd. (a)	8,437	27,083
Richardson Electronics Ltd. (b)	15,221	170,323
Rogers Corp. (a)	22,985	2,712,230
Sanmina Corp. (a)	76,208	5,223,296
ScanSource, Inc. (a)	34,776	1,649,426
Sigmatron International, Inc. (a)	7,407	36,072
Smartrent, Inc. (a)(b)	243,502	574,665
Sobr Safe, Inc. (a)(b)	10,746	3,432
Sono-Tek Corp. (a)	16,035	71,837
Spectaire Holdings, Inc. Class A (a)	3,049	1,070
TD SYNNEX Corp.	105,459	13,798,256
TE Connectivity Ltd.	419,414	62,786,276
Teledyne Technologies, Inc. (a)	64,170	25,472,282
Trimble, Inc. (a)	338,186	18,830,196
TTM Technologies, Inc. (a)	140,024	2,604,446
Universal Security Instruments, Inc. (a)	1,618	2,540
VerifyMe, Inc. (a)	9,014	12,800
Vishay Intertechnology, Inc.	172,898	4,085,580
Vishay Precision Group, Inc. (a)	16,898	570,645
Vontier Corp.	209,614	8,380,368
Vuzix Corp. (a)(b)	79,439	106,448
Wrap Technologies, Inc. (a)(b)	37,390	54,589
Zebra Technologies Corp. Class A (a)	69,811	21,804,768
		550,247,386
IT Services - 1.1%
Accenture PLC Class A	852,044	240,523,501
Akamai Technologies, Inc. (a)	204,866	18,896,840
Applied Digital Corp. (a)(b)	104,804	443,321
ASGN, Inc. (a)	64,229	6,031,745
Backblaze, Inc. Class A (a)	45,361	277,156
BigBear.ai Holdings, Inc. (a)(b)	67,284	100,926
BigCommerce Holdings, Inc. (a)(b)	89,880	740,611
Brightcove, Inc. (a)	57,151	119,446
Castellum, Inc. (a)(b)	18,720	4,087
Ciso Global, Inc. (a)	3,976	2,887
Cloudflare, Inc. (a)	405,194	27,427,582
Cognizant Technology Solutions Corp. Class A	676,790	44,769,659
Couchbase, Inc. (a)	42,179	956,198
Crexendo, Inc. (a)	13,559	44,067
CSP, Inc. (b)	8,484	125,478
Data Storage Corp. (a)(b)	4,633	33,080
DecisionPoint Systems, Inc. (a)	7,348	74,141
Digitalocean Holdings, Inc. (a)	69,170	2,562,749
DXC Technology Co. (a)	249,496	3,879,663
Edgio, Inc. (a)(b)	4,175	38,869
EPAM Systems, Inc. (a)	78,416	13,952,559
Fastly, Inc. Class A (a)	162,412	1,273,310
Gartner, Inc. (a)	105,933	44,456,902
GoDaddy, Inc. (a)	191,256	26,705,075
Grid Dynamics Holdings, Inc. (a)	76,293	724,784
Hackett Group, Inc.	33,496	747,296
IBM Corp.	1,243,494	207,476,974
Information Services Group, Inc.	45,446	144,973
Kyndryl Holdings, Inc. (a)	313,437	8,340,559
MongoDB, Inc. Class A (a)	98,119	23,161,971
Okta, Inc. (a)	214,869	19,054,583
Perficient, Inc. (a)	47,109	3,493,132
Rackspace Technology, Inc. (a)(b)	89,914	176,231
Research Solutions, Inc. (a)	25,919	67,649
Snowflake, Inc. (a)	447,564	60,949,266
Squarespace, Inc. Class A (a)	69,634	3,063,896
The Glimpse Group, Inc. (a)	13,446	14,791
Thoughtworks Holding, Inc. (a)	125,439	346,212
TSR, Inc. (a)	1,060	13,992
Tucows, Inc. (a)(b)	13,230	300,321
Twilio, Inc. Class A (a)	246,191	14,131,363
Unisys Corp. (a)	92,046	394,877
VeriSign, Inc. (a)	119,536	20,837,516
WaveDancer, Inc. (a)(b)	1,146	2,659
WidePoint Corp. (a)	8,205	22,071
Xti Aerospace, Inc. (a)	20	19
		796,904,987
Semiconductors & Semiconductor Equipment - 10.3%
ACM Research, Inc. Class A, (a)	63,734	1,376,654
Advanced Micro Devices, Inc. (a)	2,195,729	366,467,170
AEHR Test Systems (a)(b)	35,433	407,834
Allegro MicroSystems LLC (a)	97,323	2,933,315
Alpha & Omega Semiconductor Ltd. (a)	30,935	906,705
Ambarella, Inc. (a)	51,824	3,019,266
Amkor Technology, Inc.	140,400	4,575,636
Amtech Systems, Inc. (a)	14,902	95,671
Analog Devices, Inc.	673,751	157,987,872
Applied Materials, Inc.	1,130,671	243,184,719
Atomera, Inc. (a)(b)	34,755	144,581
Axcelis Technologies, Inc. (a)	44,470	5,002,430
AXT, Inc. (a)	52,859	201,393
Broadcom, Inc.	597,996	794,467,586
CEVA, Inc. (a)	31,605	629,572
Cirrus Logic, Inc. (a)	73,302	8,407,739
Cohu, Inc. (a)	65,489	2,111,365
Credo Technology Group Holding Ltd. (a)	171,686	4,475,854
CVD Equipment Corp. (a)	7,868	34,619
Diodes, Inc. (a)	62,696	4,647,654
Enphase Energy, Inc. (a)	184,484	23,595,504
Entegris, Inc.	204,061	25,783,107
Everspin Technologies, Inc. (a)	26,541	158,184
First Solar, Inc. (a)	145,190	39,456,834
FormFactor, Inc. (a)	106,048	5,802,947
GSI Technology, Inc. (a)(b)	21,352	55,515
Ichor Holdings Ltd. (a)	39,581	1,503,682
Impinj, Inc. (a)	30,925	5,061,495
indie Semiconductor, Inc. (a)(b)	187,207	1,248,671
Intel Corp.	5,745,429	177,246,485
Intest Corp. (a)	15,821	157,577
KLA Corp.	183,762	139,572,752
Kopin Corp. (a)	146,190	117,230
Kulicke & Soffa Industries, Inc.	77,154	3,523,623
Lam Research Corp.	178,134	166,099,267
Lattice Semiconductor Corp. (a)	187,591	13,926,756
MACOM Technology Solutions Holdings, Inc. (a)	74,580	7,543,021
Marvell Technology, Inc.	1,174,847	80,841,222
MaxLinear, Inc. Class A (a)	102,034	1,813,144
Meta Materials, Inc. (a)(b)	5,376	21,128
Microchip Technology, Inc.	734,076	71,374,209
Micron Technology, Inc.	1,500,143	187,517,875
MKS Instruments, Inc.	85,595	10,835,471
Mobix Labs, Inc. (a)	10,149	21,110
Monolithic Power Systems, Inc.	65,262	48,008,685
Navitas Semiconductor Corp. Class A (a)(b)	167,301	654,147
NVE Corp.	6,580	510,147
NVIDIA Corp.	3,356,613	3,679,955,530
NXP Semiconductors NV	350,218	95,294,318
ON Semiconductor Corp. (a)	580,650	42,410,676
Onto Innovation, Inc. (a)	66,746	14,463,858
PDF Solutions, Inc. (a)	41,293	1,446,081
Peraso, Inc. (a)	148	188
Photronics, Inc. (a)	85,592	2,340,941
Pixelworks, Inc. (a)	77,612	83,045
Power Integrations, Inc.	77,462	5,887,887
Qorvo, Inc. (a)	131,020	12,891,058
Qualcomm, Inc.	1,516,463	309,434,275
QuickLogic Corp. (a)(b)	18,718	242,398
Rambus, Inc. (a)	146,114	8,074,260
Rigetti Computing, Inc. Class A (a)(b)	135,978	142,777
Semtech Corp. (a)	87,777	3,413,648
Silicon Laboratories, Inc. (a)	43,354	5,469,974
SiTime Corp. (a)	23,852	2,905,651
SkyWater Technology, Inc. (a)	25,938	196,091
Skyworks Solutions, Inc.	217,364	20,140,948
SMART Global Holdings, Inc. (a)	69,934	1,439,242
SolarEdge Technologies, Inc. (a)	77,361	3,789,915
SPI Energy Co. Ltd. (a)	7,164	4,083
Synaptics, Inc. (a)	53,593	5,022,200
Teradyne, Inc.	207,656	29,267,037
Texas Instruments, Inc.	1,235,461	240,927,250
Transphorm, Inc. (a)	28,028	133,974
Trio-Tech International (a)	3,063	19,481
Ultra Clean Holdings, Inc. (a)	61,340	2,844,949
Universal Display Corp.	59,223	10,405,481
Veeco Instruments, Inc. (a)(b)	77,440	3,147,936
Wolfspeed, Inc. (a)(b)	171,329	4,403,155
		7,119,725,730
Software - 10.1%
8x8, Inc. (a)	163,413	446,117
A10 Networks, Inc.	94,101	1,425,630
ACI Worldwide, Inc. (a)	148,160	5,335,242
Adeia, Inc.	145,236	1,718,142
Adobe, Inc. (a)	614,208	273,175,150
Agilysys, Inc. (a)	27,563	2,631,440
Airship AI Holdings, Inc. Class A (a)(b)	18,214	75,952
Alarm.com Holdings, Inc. (a)	68,283	4,466,391
Alkami Technology, Inc. (a)	54,368	1,491,314
Altair Engineering, Inc. Class A (a)	74,372	6,494,907
American Software, Inc. Class A	46,533	477,429
Amplitude, Inc. Class A, (a)	96,699	862,555
ANSYS, Inc. (a)	118,110	37,494,020
AppFolio, Inc. Class A, (a)	27,796	6,346,383
Appian Corp. Class A (a)	57,433	1,630,523
AppLovin Corp. Class A, (a)	247,455	20,162,633
Arteris, Inc. (a)	28,074	229,365
Asana, Inc. (a)(b)	112,551	1,468,791
Aspen Technology, Inc. (a)	38,089	8,023,448
Atlassian Corp. PLC Class A, (a)	213,891	33,550,942
Auddia, Inc. (a)(b)	124	149
AudioEye, Inc. (a)	9,206	220,944
Aurora Innovation, Inc. Class A, (a)(b)	1,077,112	2,574,298
Authid, Inc. (a)(b)	7,623	59,002
Autodesk, Inc. (a)	290,557	58,576,291
AvePoint, Inc. (a)	126,972	1,145,287
Aware, Inc. (a)	15,116	27,511
Bentley Systems, Inc. Class B (b)	313,019	15,726,075
Bill Holdings, Inc. (a)	130,160	6,774,828
Bio-Key International, Inc. (a)	623	1,184
Blackbaud, Inc. (a)	57,407	4,474,302
Blackboxstocks, Inc. (a)	2,785	8,244
BlackLine, Inc. (a)	69,112	3,298,025
Blend Labs, Inc. (a)	226,431	622,685
Box, Inc. Class A (a)	195,140	5,317,565
Braze, Inc. (a)	69,438	2,614,341
Bridgeline Digital, Inc. (a)	6,040	7,067
BTCS, Inc. (a)	12,170	19,472
BTCS, Inc. Series V (c)	7,098	0
C3.ai, Inc. (a)(b)	129,844	3,839,487
Cadence Design Systems, Inc. (a)	369,690	105,845,944
CCC Intelligent Solutions Holdings, Inc. Class A (a)	443,159	4,954,518
Cerence, Inc. (a)	53,961	185,626
Cipher Mining, Inc. (a)(b)	58,911	218,560
Cleanspark, Inc. (a)(b)	269,372	4,328,808
Clear Secure, Inc.	115,900	1,957,551
Clearwater Analytics Holdings, Inc. (a)	196,203	3,723,933
CommVault Systems, Inc. (a)	59,483	6,399,479
Confluent, Inc. (a)	298,313	7,747,189
Consensus Cloud Solutions, Inc. (a)	23,779	448,710
CoreCard Corp. (a)(b)	8,433	117,725
Crowdstrike Holdings, Inc. (a)	309,357	97,036,010
CS Disco, Inc. (a)	34,262	200,433
CXApp, Inc. Class A (a)(b)	12,825	30,267
Cyngn, Inc.	16,134	1,455
D-Wave Quantum, Inc. (a)(b)	104,331	140,847
Daily Journal Corp. (a)	1,313	497,627
Datadog, Inc. Class A (a)	410,694	45,250,265
DatChat, Inc. (a)	2,289	2,793
Dave, Inc. (a)	8,471	381,703
Digimarc Corp. (a)(b)	18,963	508,967
Digital Turbine, Inc. (a)	123,340	233,113
DocuSign, Inc. (a)	277,232	15,175,680
Dolby Laboratories, Inc. Class A	80,841	6,548,929
Domo, Inc. Class B (a)	41,941	279,327
DoubleVerify Holdings, Inc. (a)	189,702	3,452,576
Dropbox, Inc. Class A (a)	347,053	7,819,104
Duos Technologies Group, Inc. (a)(b)	6,756	16,214
Dynatrace, Inc. (a)	325,644	14,891,700
E2open Parent Holdings, Inc. (a)(b)	235,808	1,098,865
eGain Communications Corp. (a)	33,757	208,281
Elastic NV (a)	111,108	11,560,787
Enfusion, Inc. Class A (a)(b)	48,921	460,347
Envestnet, Inc. (a)	67,742	4,437,778
Everbridge, Inc. (a)	56,213	1,953,964
EverCommerce, Inc. (a)	29,592	283,787
Expensify, Inc. (a)	59,372	89,652
Fair Isaac Corp. (a)	33,766	43,555,776
Five9, Inc. (a)	98,923	4,625,639
Fortinet, Inc. (a)	866,413	51,395,619
Foxo Technologies, Inc. Class A (a)	1,734	824
Freshworks, Inc. (a)	229,113	2,950,975
Gen Digital, Inc.	761,549	18,909,262
GitLab, Inc. (a)	121,837	5,749,488
Greenidge Generation Holdings, Inc. (a)(b)	5,857	15,345
Griid Infrastructure, Inc. (a)	6,889	4,744
GSE Systems, Inc. (a)(b)	2,947	12,171
Guidewire Software, Inc. (a)	111,405	12,691,258
HashiCorp, Inc. (a)	159,607	5,359,603
HubSpot, Inc. (a)	68,402	41,797,042
Informatica, Inc. (a)	53,544	1,544,744
Instructure Holdings, Inc. (a)	25,888	573,419
Intapp, Inc. (a)	54,392	1,952,673
Intellicheck, Inc. (a)	20,732	65,928
Intellinetics, Inc. (a)	1,182	7,293
InterDigital, Inc. (b)	34,856	3,969,053
Intrusion, Inc. (a)(b)	728	1,099
Intuit, Inc.	380,369	219,259,906
Inuvo, Inc. (a)	124,019	31,625
Issuer Direct Corp. (a)	3,729	36,171
Jamf Holding Corp. (a)	80,751	1,285,556
Kaltura, Inc. (a)	90,163	94,671
Klaviyo, Inc. Class A (b)	32,057	725,770
LivePerson, Inc. (a)(b)	101,188	69,455
Liveramp Holdings, Inc. (a)	89,879	2,812,314
LM Funding America, Inc. (a)(b)	2,221	7,107
Manhattan Associates, Inc. (a)	83,617	18,357,276
Marathon Digital Holdings, Inc. (a)(b)	302,641	5,907,552
MariaDB PLC (a)	8,249	4,371
Marin Software, Inc. (a)	2,568	6,240
Matterport, Inc. Class A (a)	322,448	1,418,771
Mawson Infrastructure Group, Inc. (a)(b)	19,489	23,582
MeridianLink, Inc. (a)	27,892	517,954
Microsoft Corp.	10,097,437	4,191,748,976
MicroStrategy, Inc. Class A (a)(b)	20,256	30,880,069
Mitek Systems, Inc. (a)	62,252	781,263
Model N, Inc. (a)	48,688	1,455,284
N-able, Inc. (a)	94,047	1,255,527
nCino, Inc. (a)	83,573	2,551,484
NCR Voyix Corp. (a)	184,464	2,431,236
NetSol Technologies, Inc. (a)	4,917	12,637
Nextnav, Inc. Class A (a)(b)	58,919	465,166
Nexttrip, Inc. (a)	428	967
Nutanix, Inc. Class A (a)	329,873	18,246,925
Oblong, Inc. (a)(b)	971	211
Olo, Inc. Class A (a)	147,653	676,251
ON24, Inc.	59,666	354,416
Onespan, Inc. (a)	49,810	655,998
Ooma, Inc. (a)	32,097	277,318
Oracle Corp.	2,166,419	253,882,643
Pagerduty, Inc. (a)	124,688	2,365,331
Palantir Technologies, Inc. (a)	2,615,262	56,698,880
Palo Alto Networks, Inc. (a)	428,468	126,359,498
Pegasystems, Inc.	58,018	3,333,714
Phunware, Inc. (a)(b)	11,309	73,395
Porch Group, Inc. Class A (a)	108,141	227,096
PowerSchool Holdings, Inc. Class A (a)	77,661	1,665,052
Prairie Operating Co. (a)	4,770	60,150
Procore Technologies, Inc. (a)	120,991	8,122,126
Progress Software Corp.	59,830	3,030,390
PROS Holdings, Inc. (a)	58,812	1,733,778
PTC, Inc. (a)	162,397	28,620,847
Q2 Holdings, Inc. (a)	79,934	4,861,586
Qualys, Inc. (a)	49,998	7,030,719
Quantum Computing, Inc. (a)(b)	65,167	47,155
QXO, Inc. (A Shares) (b)	4,570	84,956
Rapid7, Inc. (a)	83,791	3,028,207
reAlpha Tech Corp. (b)	6,794	6,930
Red Violet, Inc. (a)	15,841	332,186
Rekor Systems, Inc. (a)(b)	110,987	200,886
Repositrak, Inc. (b)	17,629	288,234
Rimini Street, Inc. (a)	69,278	178,044
RingCentral, Inc. (a)	113,997	3,898,697
Riot Platforms, Inc. (a)(b)	281,029	2,737,222
Roper Technologies, Inc.	145,102	77,304,542
Rubicon Technologies, Inc. Class A (a)(b)	30,123	6,582
Salesforce, Inc.	1,315,331	308,366,200
Samsara, Inc. (a)	233,852	7,934,598
SecureWorks Corp. (a)	17,475	101,879
Semrush Holdings, Inc. (a)	40,475	617,649
SentinelOne, Inc. (a)	338,506	5,697,056
ServiceNow, Inc. (a)	278,567	182,999,019
Smartsheet, Inc. (a)	185,252	6,854,324
Smith Micro Software, Inc. (a)	10,250	22,038
SolarWinds, Inc.	69,023	799,286
Soluna Holdings, Inc. (a)(b)	1,349	3,251
SoundHound AI, Inc. (a)(b)	297,378	1,501,759
SoundThinking, Inc. (a)	12,111	194,624
Sprinklr, Inc. (a)	160,645	1,800,830
Sprout Social, Inc. (a)	66,551	2,172,890
SPS Commerce, Inc. (a)	49,931	9,391,522
Stronghold Digital Mining, Inc. Class A (a)(b)	9,839	27,549
Synchronoss Technologies, Inc. (a)	12,830	116,432
Synopsys, Inc. (a)	207,281	116,243,185
T Stamp, Inc. Class A (a)(b)	3,814	2,117
Telos Corp. (a)	68,909	312,158
Tenable Holdings, Inc. (a)	159,667	6,736,351
Teradata Corp. (a)	132,416	4,318,086
TeraWulf, Inc. (a)(b)	177,212	386,322
Tyler Technologies, Inc. (a)	57,231	27,491,483
UiPath, Inc. Class A (a)	551,837	6,765,522
Unity Software, Inc. (a)(b)	325,471	5,946,355
Upland Software, Inc. (a)	37,983	104,453
Varonis Systems, Inc. (a)	148,568	6,382,481
Verb Technology Co., Inc. (a)(b)	2,015	331
Verint Systems, Inc. (a)	86,060	2,552,540
Veritone, Inc. (a)(b)	44,496	131,263
Vertex, Inc. Class A (a)	62,134	2,053,529
Viant Technology, Inc. (a)	22,824	217,056
VirnetX Holding Corp. (a)(b)	3,845	15,841
Weave Communications, Inc. (a)	40,378	349,270
Workday, Inc. Class A (a)	283,951	60,041,439
Workiva, Inc. (a)	65,028	5,005,205
Xperi, Inc. (a)	58,469	515,112
Yext, Inc. (a)	140,451	709,278
Zeta Global Holdings Corp. (a)	206,368	3,369,989
Zoom Video Communications, Inc. Class A (a)	350,054	21,472,312
Zscaler, Inc. (a)	120,976	20,561,081
Zuora, Inc. (a)	185,501	1,882,835
		6,967,180,995
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	19,725,600	3,792,246,600
Astro-Med, Inc. (a)	7,485	134,056
Boxlight Corp. (a)	7,876	5,828
CompoSecure, Inc. (b)	24,348	154,488
Corsair Gaming, Inc. (a)	58,354	676,323
CPI Card Group (a)(b)	5,787	151,562
Dell Technologies, Inc.	362,634	50,609,201
Diebold Nixdorf, Inc.	51,045	2,233,219
Eastman Kodak Co. (a)(b)	93,766	500,710
Hewlett Packard Enterprise Co.	1,767,051	31,188,450
HP, Inc.	1,184,997	43,252,391
Immersion Corp.	41,981	419,390
Intevac, Inc. (a)	36,514	139,849
IonQ, Inc. (a)(b)	233,122	1,899,944
Movano, Inc. (a)	46,246	17,749
NetApp, Inc.	280,024	33,723,290
One Stop Systems, Inc. (a)	20,537	43,949
Pure Storage, Inc. Class A (a)	403,886	24,350,287
Quantum Corp. (a)	131,112	60,312
Seagate Technology Holdings PLC	264,873	24,696,759
Socket Mobile, Inc. (a)	6,713	8,324
Sonim Technologies, Inc. (a)	29,184	18,091
Super Micro Computer, Inc. (a)	68,430	53,684,019
Transact Technologies, Inc. (a)	11,226	39,852
Turtle Beach Corp. (a)	23,877	395,881
Western Digital Corp. (a)	440,925	33,197,243
Xerox Holdings Corp.	153,906	2,163,918
		4,096,011,685
TOTAL INFORMATION TECHNOLOGY		20,034,325,981
MATERIALS - 2.6%
Chemicals - 1.5%
AdvanSix, Inc.	36,238	858,841
Air Products & Chemicals, Inc.	302,052	80,557,268
Albemarle Corp. (b)	159,503	19,553,473
Alto Ingredients, Inc. (a)	96,393	146,517
American Vanguard Corp.	36,370	316,055
Arcadium Lithium PLC (b)	1,403,822	6,218,931
Arq, Inc. (a)	36,058	250,964
Ashland, Inc.	68,275	6,839,107
ASP Isotopes, Inc. (a)	38,154	194,967
Aspen Aerogels, Inc. (a)	78,000	2,333,760
Avient Corp.	124,881	5,579,683
Axalta Coating Systems Ltd. (a)	298,283	10,615,892
Balchem Corp.	43,992	6,757,171
Cabot Corp.	75,377	7,711,067
Celanese Corp. Class A	135,840	20,653,114
CF Industries Holdings, Inc.	259,597	20,697,669
Core Molding Technologies, Inc. (a)	11,534	221,914
Corteva, Inc.	953,975	53,365,362
Danimer Scientific, Inc. (a)(b)	118,446	92,352
Dow, Inc.	954,082	54,983,746
DuPont de Nemours, Inc.	584,796	48,046,839
Eastman Chemical Co.	159,027	16,114,206
Ecolab, Inc.	344,702	80,039,804
Ecovyst, Inc. (a)	136,587	1,270,259
Element Solutions, Inc.	301,907	7,254,825
Flotek Industries, Inc. (a)(b)	18,244	77,719
FMC Corp.	169,621	10,338,400
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,797,092	949,763
H.B. Fuller Co.	73,903	5,884,896
Hawkins, Inc.	26,170	2,285,164
Huntsman Corp.	221,296	5,488,141
Ingevity Corp. (a)	46,230	2,258,336
Innospec, Inc.	34,172	4,469,698
International Flavors & Fragrances, Inc.	347,139	33,387,829
Intrepid Potash, Inc. (a)	12,531	336,207
Koppers Holdings, Inc.	27,981	1,240,398
Kronos Worldwide, Inc.	31,024	440,851
Linde PLC	658,796	286,918,834
Loop Industries, Inc. (a)	28,869	76,503
LSB Industries, Inc. (a)	72,844	714,600
LyondellBasell Industries NV Class A	347,649	34,563,264
Mativ, Inc. (b)	73,274	1,316,734
Minerals Technologies, Inc.	44,561	3,865,667
NewMarket Corp.	9,399	5,029,123
Northern Technologies International Corp.	11,598	213,635
Novusterra, Inc. (a)(b)(c)	6,247	0
Olin Corp.	163,282	8,778,040
Origin Materials, Inc. Class A (a)	163,297	189,425
Orion SA	77,496	1,927,326
Perimeter Solutions SA (a)	196,545	1,493,742
PPG Industries, Inc.	320,167	42,073,145
PureCycle Technologies, Inc. (a)(b)	185,027	960,290
Quaker Chemical Corp.	18,953	3,437,127
Rayonier Advanced Materials, Inc. (a)	87,984	497,110
RPM International, Inc.	174,952	19,612,119
Sensient Technologies Corp.	57,934	4,499,734
Sherwin-Williams Co.	319,795	97,153,721
Stepan Co.	28,608	2,493,759
The Chemours Co. LLC	202,058	5,015,080
The Mosaic Co.	444,057	13,734,683
The Scotts Miracle-Gro Co. Class A (b)	57,017	3,973,515
Trinseo PLC	47,385	181,485
Tronox Holdings PLC	158,617	3,142,203
Valhi, Inc.	3,088	60,062
Westlake Corp.	43,665	7,010,852
		1,066,762,966
Construction Materials - 0.2%
Eagle Materials, Inc.	46,675	10,846,803
Knife River Holding Co.	77,029	5,446,721
Martin Marietta Materials, Inc.	83,877	47,984,354
Smith-Midland Corp. (a)(b)	5,936	219,632
Summit Materials, Inc. (a)	163,651	6,323,475
United States Lime & Minerals, Inc.	2,786	954,874
Vulcan Materials Co.	180,515	46,170,322
		117,946,181
Containers & Packaging - 0.3%
Amcor PLC	1,965,620	19,990,355
Aptargroup, Inc.	89,656	13,241,295
Avery Dennison Corp.	109,234	24,860,566
Ball Corp.	428,645	29,760,822
Berry Global Group, Inc.	157,062	9,404,873
Crown Holdings, Inc.	162,507	13,681,464
Eightco Holdings, Inc. (a)	370	218
Graphic Packaging Holding Co. (b)	415,675	11,771,916
Greif, Inc.:
Class A	35,545	2,308,292
Class B	6,452	420,993
International Paper Co.	470,403	21,210,471
Myers Industries, Inc.	49,687	785,055
O-I Glass, Inc. (a)	212,219	2,693,059
Packaging Corp. of America	120,830	22,171,097
Pactiv Evergreen, Inc.	53,181	657,317
Ranpak Holdings Corp. (A Shares) (a)	53,691	335,032
Sealed Air Corp.	196,088	7,621,941
Silgan Holdings, Inc.	110,071	5,200,855
Sonoco Products Co.	133,179	8,173,195
TriMas Corp.	55,692	1,482,521
WestRock Co.	349,307	18,736,827
		214,508,164
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	46,413	66,835
Adamas One Corp. (a)	5,086	2,064
Alcoa Corp.	242,690	10,743,886
Alpha Metallurgical Resources	16,100	5,078,101
American Battery Technology Co. (a)(b)	64,539	89,064
Ampco-Pittsburgh Corp. (a)	19,381	25,583
Arch Resources, Inc. Class A, (b)	25,028	4,353,120
Ascent Industries Co. (a)	12,647	130,644
ATI, Inc. (a)	173,475	10,640,957
Carpenter Technology Corp.	67,301	7,461,662
Century Aluminum Co. (a)	70,869	1,299,029
Cleveland-Cliffs, Inc. (a)	676,811	11,695,294
Coeur d'Alene Mines Corp. (a)	520,802	2,994,612
Commercial Metals Co.	158,050	8,901,376
Compass Minerals International, Inc.	45,187	585,624
Contango ORE, Inc. (a)(b)	6,727	160,910
Dakota Gold Corp. (a)	86,760	255,942
Freeport-McMoRan, Inc.	1,948,791	102,759,749
Friedman Industries	9,075	166,073
Gatos Silver, Inc. (a)	63,763	790,661
Gold Resource Corp. (a)	108,759	50,649
Golden Minerals Co. (a)(b)	11,257	5,515
Haynes International, Inc. (b)	17,043	1,002,469
Hecla Mining Co.	773,475	4,555,768
Hycroft Mining Holding Corp. (a)(b)	20,103	68,953
Idaho Strategic Resources, Inc. (a)	14,097	139,278
Kaiser Aluminum Corp.	21,378	2,090,768
Materion Corp.	28,211	3,226,774
McEwen Mining, Inc. (a)	56,298	670,509
Metallus, Inc. (a)	51,581	1,238,460
MP Materials Corp. (a)(b)	196,615	3,189,095
Newmont Corp.	1,566,567	65,701,820
Nucor Corp.	334,058	56,405,693
Olympic Steel, Inc.	13,153	685,797
Paramount Gold Nevada Corp. (a)	32,209	16,581
Piedmont Lithium, Inc. (a)(b)	24,160	315,530
Radius Recycling, Inc. Class A	34,462	589,645
Ramaco Resources, Inc.:
Class A (b)	30,406	430,245
Class B	34,970	380,823
Reliance, Inc.	78,076	23,483,699
Royal Gold, Inc.	89,401	11,460,314
Ryerson Holding Corp.	39,173	930,359
Solitario Exploration & Royalty Corp. (a)(b)	83,724	73,794
Steel Dynamics, Inc.	206,670	27,666,913
SunCoke Energy, Inc.	116,671	1,230,879
Tredegar Corp.	34,724	189,246
U.S. Gold Corp. (a)	10,617	61,897
U.S. GoldMining, Inc. (a)	2,532	15,395
United States Antimony Corp. (a)	92,991	33,477
United States Steel Corp. (b)	303,841	11,652,302
Universal Stainless & Alloy Products, Inc. (a)	11,975	393,139
Warrior Metropolitan Coal, Inc.	70,960	4,855,793
Worthington Steel, Inc.	41,833	1,380,071
		392,392,836
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,506	1,195,969
Glatfelter Corp. (a)	58,408	94,621
Louisiana-Pacific Corp.	87,211	7,995,504
Mercer International, Inc. (SBI)	59,933	569,364
Sylvamo Corp.	48,329	3,446,824
		13,302,282
TOTAL MATERIALS		1,804,912,429
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust (SBI)	140,903	2,429,168
Agree Realty Corp.	137,334	8,344,414
Alexander & Baldwin, Inc.	99,577	1,672,894
Alexanders, Inc.	3,012	639,146
Alexandria Real Estate Equities, Inc.	214,533	25,529,427
Alpine Income Property Trust, Inc.	21,693	340,146
American Assets Trust, Inc.	68,120	1,481,610
American Healthcare (REIT), Inc.	75,509	1,106,962
American Homes 4 Rent Class A	432,880	15,600,995
American Tower Corp.	633,509	124,003,052
Americold Realty Trust	363,245	9,687,744
Apartment Income (REIT) Corp. Class A,	196,005	7,595,194
Apartment Investment & Management Co. Class A (a)	180,318	1,422,709
Apple Hospitality (REIT), Inc.	292,408	4,222,372
Armada Hoffler Properties, Inc. Class A,	92,140	1,044,868
Ashford Hospitality Trust, Inc. (a)	43,510	50,907
AvalonBay Communities, Inc.	193,189	37,223,657
Bluerock Homes Trust, Inc.	4,880	81,740
Boston Properties, Inc.	196,609	11,928,268
Braemar Hotels & Resorts, Inc.	74,753	208,561
Brandywine Realty Trust (SBI)	235,149	1,084,037
Brixmor Property Group, Inc.	409,762	9,223,743
Broadstone Net Lease, Inc.	259,728	3,986,825
BRT Apartments Corp.	19,435	340,113
Camden Property Trust (SBI)	145,326	14,917,714
CareTrust (REIT), Inc.	179,170	4,581,377
CBL & Associates Properties, Inc.	34,248	756,881
Centerspace	20,467	1,397,077
Chatham Lodging Trust	68,624	580,559
City Office REIT, Inc.	58,095	286,408
Clipper Realty, Inc.	17,492	68,219
Community Healthcare Trust, Inc.	34,904	818,848
COPT Defense Properties (SBI)	155,012	3,824,146
Cousins Properties, Inc.	208,862	4,830,978
Creative Media & Community Trust Corp.	21,532	62,012
Crown Castle, Inc.	589,592	60,433,180
CTO Realty Growth, Inc.	28,655	508,913
CubeSmart	306,448	12,965,815
DiamondRock Hospitality Co.	282,921	2,396,341
Digital Realty Trust, Inc.	439,040	63,810,074
Diversified Healthcare Trust (SBI)	294,548	715,752
Douglas Emmett, Inc.	229,672	3,203,924
Easterly Government Properties, Inc.	130,462	1,544,670
EastGroup Properties, Inc.	65,016	10,739,343
Elme Communities (SBI)	119,738	1,845,163
Empire State Realty Trust, Inc.	176,902	1,685,876
EPR Properties	103,820	4,260,773
Equinix, Inc.	127,609	97,363,115
Equity Commonwealth (a)	144,751	2,795,142
Equity Lifestyle Properties, Inc.	253,679	15,923,431
Equity Residential (SBI)	470,427	30,591,868
Essential Properties Realty Trust, Inc.	214,496	5,744,203
Essex Property Trust, Inc.	87,413	22,709,023
Extra Space Storage, Inc.	287,402	41,607,188
Farmland Partners, Inc.	60,105	652,740
Federal Realty Investment Trust (SBI)	100,222	10,117,411
First Industrial Realty Trust, Inc.	180,107	8,486,642
Four Corners Property Trust, Inc.	126,928	3,098,312
Franklin Street Properties Corp.	122,829	243,201
Gaming & Leisure Properties	363,555	16,323,620
Generation Income Properties, Inc. (b)	5,848	26,082
Getty Realty Corp.	70,598	1,949,211
Gladstone Commercial Corp.	56,286	809,956
Gladstone Land Corp.	46,203	623,741
Global Medical REIT, Inc.	90,916	844,610
Global Net Lease, Inc. (b)	266,057	1,990,106
Global Self Storage, Inc.	16,111	80,072
Healthcare Realty Trust, Inc.	520,835	8,453,152
Healthpeak Properties, Inc.	964,317	19,189,908
Highwoods Properties, Inc. (SBI)	145,487	3,778,297
Host Hotels & Resorts, Inc.	959,030	17,204,998
Hudson Pacific Properties, Inc.	170,219	835,775
Independence Realty Trust, Inc.	308,008	5,143,734
Industrial Logistics Properties Trust	80,828	304,722
InnSuites Hospitality Trust	2,044	2,616
InvenTrust Properties Corp.	92,190	2,283,546
Invitation Homes, Inc.	783,895	27,271,707
Iron Mountain, Inc.	397,085	32,040,789
JBG SMITH Properties	121,377	1,747,829
Kilroy Realty Corp.	146,419	4,909,429
Kimco Realty Corp.	906,958	17,558,707
Kite Realty Group Trust	299,848	6,572,668
Lamar Advertising Co. Class A	119,044	14,060,287
LTC Properties, Inc.	58,282	2,004,901
LXP Industrial Trust (REIT)	396,174	3,367,479
Medalist Diversified (REIT), Inc.	1,041	6,059
Medical Properties Trust, Inc. (b)	817,520	4,381,907
Mid-America Apartment Communities, Inc.	158,889	21,245,048
Modiv Industrial, Inc.	8,657	131,327
National Health Investors, Inc.	60,102	3,971,540
National Storage Affiliates Trust	106,371	3,891,051
Net Lease Office Properties	19,669	466,942
NETSTREIT Corp. (b)	93,541	1,622,936
NexPoint Diversified Real Estate Trust	53,175	292,994
NexPoint Residential Trust, Inc.	30,958	1,135,230
NNN (REIT), Inc.	248,825	10,393,420
Office Properties Income Trust	66,634	152,592
Omega Healthcare Investors, Inc.	334,186	10,804,233
One Liberty Properties, Inc.	23,518	551,967
Orion Office (REIT), Inc.	91,608	343,530
Outfront Media, Inc.	199,383	2,881,084
Paramount Group, Inc.	223,172	1,015,433
Park Hotels & Resorts, Inc.	287,328	4,557,022
Peakstone Realty Trust	48,851	605,752
Pebblebrook Hotel Trust	166,193	2,351,631
Phillips Edison & Co., Inc.	168,658	5,386,937
Piedmont Office Realty Trust, Inc. Class A	168,821	1,230,705
Plymouth Industrial REIT, Inc.	50,884	1,061,440
Postal Realty Trust, Inc. Class A	30,013	401,574
PotlatchDeltic Corp.	109,271	4,669,150
Presidio Property Trust, Inc.:
Class A (b)	15,967	12,678
Class A warrants 1/24/27 (a)	5,422	245
Prologis, Inc.	1,255,846	138,758,425
Public Storage	215,251	58,942,181
Rayonier, Inc.	186,293	5,592,516
Realty Income Corp.	1,131,344	60,029,113
Regency Centers Corp.	224,078	13,758,389
Retail Opportunity Investments Corp.	170,027	2,128,738
Rexford Industrial Realty, Inc. (b)	286,898	13,013,693
RLJ Lodging Trust	207,970	2,075,541
Ryman Hospitality Properties, Inc.	81,199	8,531,579
Sabra Health Care REIT, Inc.	317,703	4,632,110
Safehold, Inc.	60,157	1,159,827
Saul Centers, Inc.	18,248	664,045
SBA Communications Corp. Class A	146,659	28,844,892
Service Properties Trust	225,894	1,215,310
Simon Property Group, Inc.	442,889	67,013,535
SITE Centers Corp.	246,948	3,560,990
SL Green Realty Corp.	88,565	4,691,288
Sotherly Hotels, Inc. (a)	20,058	27,279
STAG Industrial, Inc.	248,134	8,699,578
Summit Hotel Properties, Inc.	146,435	896,182
Sun Communities, Inc.	169,254	19,970,279
Sunstone Hotel Investors, Inc.	283,099	2,910,258
Tanger, Inc.	147,895	4,104,086
Terreno Realty Corp.	127,565	7,217,628
The Macerich Co.	295,500	4,467,960
UDR, Inc.	411,915	15,908,157
UMH Properties, Inc.	85,292	1,289,615
Uniti Group, Inc.	329,005	1,039,656
Universal Health Realty Income Trust (SBI)	17,940	674,185
Urban Edge Properties	162,087	2,873,803
Ventas, Inc.	547,573	27,521,019
Veris Residential, Inc.	108,625	1,660,876
VICI Properties, Inc.	1,407,952	40,422,302
Vornado Realty Trust (b)	217,685	5,337,636
Welltower, Inc.	752,447	78,006,180
Weyerhaeuser Co.	993,051	29,821,322
Wheeler REIT, Inc. (a)	859	1,692
Whitestone REIT Class B	64,776	844,679
WP Carey, Inc.	297,901	16,801,616
Xenia Hotels & Resorts, Inc.	142,690	2,067,578
		1,664,932,978
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	3,168
Altisource Asset Management Corp. (b)	1,457	3,744
Altisource Portfolio Solutions SA (a)	23,397	43,986
American Realty Investments, Inc. (a)	2,351	33,126
American Strategic Investment Co. (a)	2,266	20,847
Amrep Corp. (a)	4,015	84,998
Anywhere Real Estate, Inc. (a)	147,944	602,132
Avalon GloboCare Corp. (a)	3,909	1,153
CBRE Group, Inc. (a)	404,072	35,586,621
Compass, Inc. (a)	447,150	1,676,813
Comstock Holding Companies, Inc. (a)	3,150	19,436
CoStar Group, Inc. (a)	555,179	43,398,342
Cushman & Wakefield PLC (a)	266,487	2,960,671
Digitalbridge Group, Inc.	195,569	2,667,561
Doma Holdings, Inc. Class A (a)	7,813	45,862
Douglas Elliman, Inc.	96,812	110,366
eXp World Holdings, Inc. (b)	105,880	1,186,915
Fathom Holdings, Inc. (a)	11,459	20,970
Forestar Group, Inc. (a)	24,226	823,926
FRP Holdings, Inc. (a)	18,230	557,838
Howard Hughes Holdings, Inc.	44,995	2,983,169
InterGroup Corp. (a)	739	16,361
Jones Lang LaSalle, Inc. (a)	64,597	13,053,116
Kennedy-Wilson Holdings, Inc.	159,878	1,633,953
LuxUrban Hotels, Inc. (a)(b)	12,387	3,720
Marcus & Millichap, Inc.	32,019	1,035,174
Maui Land & Pineapple, Inc. (a)	9,457	195,192
New Concept Energy, Inc. (a)	3,775	5,927
Newmark Group, Inc. Class A	163,825	1,705,418
Offerpad Solutions, Inc. Class A (a)(b)	14,718	71,382
Opendoor Technologies, Inc. Class A (a)(b)	787,935	1,717,698
Rafael Holdings, Inc. Class B (a)	16,079	24,601
RE/MAX Holdings, Inc. Class A	25,987	210,235
Redfin Corp. (a)(b)	153,304	987,278
Safe & Green Development Corp.	2,885	1,630
Seritage Growth Properties (a)	50,941	267,950
Star Holdings (a)	16,672	214,569
Stratus Properties, Inc. (a)	8,834	210,691
Tejon Ranch Co. (a)	32,803	597,999
The RMR Group, Inc. Class A	21,861	514,389
The St. Joe Co.	49,296	2,790,154
Transcontinental Realty Investors, Inc. (a)	1,825	53,308
Trinity Place Holdings, Inc. (a)(b)	24,361	3,508
Zillow Group, Inc.:
Class A (a)	73,439	2,948,576
Class C (a)	214,016	8,763,955
		129,858,428
TOTAL REAL ESTATE		1,794,791,406
UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	78,718	4,971,042
Alliant Energy Corp.	346,134	17,822,440
American Electric Power Co., Inc.	714,615	64,494,004
Avangrid, Inc.	94,865	3,416,089
Constellation Energy Corp.	434,107	94,309,746
Duke Energy Corp.	1,047,541	108,493,821
Edison International	521,573	40,082,885
Entergy Corp.	286,802	32,262,357
Evergy, Inc.	311,398	17,021,015
Eversource Energy	475,299	28,151,960
Exelon Corp.	1,352,774	50,796,664
FirstEnergy Corp.	702,212	28,271,055
Genie Energy Ltd. Class B	30,831	470,481
Hawaiian Electric Industries, Inc.	150,453	1,653,478
IDACORP, Inc.	68,655	6,554,493
MGE Energy, Inc. (b)	49,586	3,973,326
NextEra Energy, Inc.	2,788,133	223,106,403
NRG Energy, Inc.	306,748	24,846,588
OGE Energy Corp.	272,029	9,874,653
Otter Tail Corp. (b)	56,835	5,141,862
PG&E Corp.	2,898,544	53,739,006
Pinnacle West Capital Corp. (b)	154,152	12,156,427
PNM Resources, Inc.	117,421	4,501,921
Portland General Electric Co.	138,162	6,156,499
PPL Corp.	1,001,614	29,377,339
Southern Co.	1,481,966	118,764,755
Via Renewables, Inc. Class A, (a)	3,352	35,699
Xcel Energy, Inc.	750,064	41,591,049
		1,032,037,057
Gas Utilities - 0.1%
Atmos Energy Corp.	204,191	23,669,821
Chesapeake Utilities Corp.	30,841	3,454,500
National Fuel Gas Co.	125,256	7,159,633
New Jersey Resources Corp.	135,141	5,873,228
Northwest Natural Holding Co.	49,454	1,850,569
ONE Gas, Inc. (b)	76,144	4,692,755
RGC Resources, Inc.	11,039	228,507
Southwest Gas Holdings, Inc.	81,940	6,357,725
Spire, Inc.	74,442	4,562,550
UGI Corp.	285,371	7,265,546
		65,114,834
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	81,365	329,528
Clearway Energy, Inc.:
Class A	80,504	2,067,343
Class C	81,298	2,276,344
Montauk Renewables, Inc. (a)	87,511	469,059
Ormat Technologies, Inc. (b)	73,463	5,539,110
Spruce Power Holding Corp. (Class A) (a)	21,063	71,825
Sunnova Energy International, Inc. (a)(b)	142,208	742,326
The AES Corp.	909,511	19,636,342
Vistra Corp.	456,897	45,269,355
		76,401,232
Multi-Utilities - 0.6%
Ameren Corp.	357,647	26,240,560
Avista Corp.	105,838	3,913,889
Black Hills Corp.	93,061	5,253,293
CenterPoint Energy, Inc.	854,652	26,075,433
CMS Energy Corp.	398,250	25,061,873
Consolidated Edison, Inc.	469,191	44,362,009
Dominion Energy, Inc.	1,137,465	61,332,113
DTE Energy Co.	280,746	32,715,331
NiSource, Inc.	558,648	16,234,311
NorthWestern Energy Corp.	84,035	4,366,459
Public Service Enterprise Group, Inc.	677,202	51,304,824
Sempra	855,237	65,878,906
Unitil Corp.	21,874	1,170,040
WEC Energy Group, Inc.	429,139	34,773,133
		398,682,174
Water Utilities - 0.1%
American States Water Co.	51,333	3,777,595
American Water Works Co., Inc.	264,321	34,565,257
Artesian Resources Corp. Class A (b)	13,139	471,296
Cadiz, Inc. (a)(b)	56,707	171,822
California Water Service Group	79,678	3,975,135
Consolidated Water Co., Inc.	20,267	549,236
Essential Utilities, Inc.	341,874	12,898,906
Global Water Resources, Inc.	15,820	204,394
Middlesex Water Co.	23,959	1,290,911
Pure Cycle Corp. (a)	26,462	246,097
SJW Group	38,974	2,132,268
York Water Co.	19,716	730,281
		61,013,198
TOTAL UTILITIES		1,633,248,495
TOTAL COMMON STOCKS (Cost $45,281,201,563)		69,225,189,847

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $2,056,153)	2,081,000	2,056,791

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	30,292,208	30,298,266
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	904,830,452	904,920,935
TOTAL MONEY MARKET FUNDS (Cost $935,219,201)		935,219,201

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $46,218,477,789)	70,162,465,839
NET OTHER ASSETS (LIABILITIES) - (1.3)% (h)	(910,775,292)
NET ASSETS - 100.0%	69,251,690,547

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	132	Jun 2024	13,700,280	337,170	337,170
CME E-mini S&P 500 Index Contracts (United States)	347	Jun 2024	91,876,925	2,194,831	2,194,831
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Jun 2024	6,582,180	161,483	161,483

TOTAL FUTURES CONTRACTS					2,693,484
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,056,791.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $2,285,380 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $127,115 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,527,498	1,547,854,595	1,532,087,364	1,110,962	3,537	-	30,298,266	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,231,787,957	705,751,014	1,032,618,036	2,399,350	-	-	904,920,935	3.6%
Total	1,246,315,455	2,253,605,609	2,564,705,400	3,510,312	3,537	-	935,219,201

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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